SEC. File Nos. 2- 50700
811-2444

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
__________________

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 53
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 34
__________________

THE BOND FUND OF AMERICA, INC.
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:
(213) 486-9200
__________________

KIMBERLY S. VERDICK, Secretary
The Bond Fund of America, Inc.
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)
__________________

Copies to:
Michael Glazer
PAUL, HASTINGS, JANOFSKY & WALKER LLP
515 S. Flower Street
Los Angeles, CA 90071-2228
(Counsel for the Registrant)
__________________

Approximate date of proposed public offering:
It is proposed that this filing become effective on March 1, 2006, pursuant to paragraph (b) of rule 485.


 [logo - American Funds (r)]

                                         The right choice for the long term/(R)/

The Bond Fund
of America/SM/

 PROSPECTUS

 March 1, 2006

 1    Risk/Return summary
 5    Fees and expenses of the fund
 7    Investment objective, strategies and risks
11    Management and organization
14    Shareholder information
15    Choosing a share class
17    Purchase and exchange of shares
21    Sales charges
24    Sales charge reductions and waivers
27    Rollovers from retirement plans to IRAs
28    Plans of distribution
28    Other compensation to dealers
29    How to sell shares
31    Distributions and taxes
32    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.



Risk/Return summary

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests the majority of its assets in bonds rated A and above. The fund may also invest in lower rated bonds.

The fund is designed for investors seeking current income, capital preservation over the long term and more price stability than that offered by stocks.  Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                          The Bond Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS
The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 4 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results (before and after taxes) are not predictive of future results.

[begin - bar chart]
Calendar year total returns for Class A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower)

1996    6.71%
1997    9.24%
1998    5.17%
1999    2.29%
2000    6.19%
2001    7.15%
2002    6.11%
2003   12.22%
2004    5.85%
2005    1.94%

[end - bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                                                        5.41%  (quarter ended June 30, 2003)
LOWEST                                                        -2.34%  (quarter ended June 30, 2004)

                                       2

The Bond Fund of America / Prospectus


Unlike the bar chart on the previous page, the Investment Results table on the following page reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial or contingent deferred sales charges imposed:

 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.
 . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline one year after purchase and are eliminated six years after purchase.

 . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%, which only applies if shares are sold within one year of purchase.

 . Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges. The references above to Class A, B, C or F sales charges also refer to the corresponding Class
529-A, 529-B, 529-C or 529-F sales charges.

The Investment Results table shows the fund's results on both a pretax and after-tax basis, as required by Securities and Exchange Commission rules.
After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. Total returns shown "after taxes on distributions"
reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period and, as a result, reflect the effect of both taxes on distributions by the fund and taxes on any gain or loss realized upon the sale of the shares. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY
WILL DIFFER FROM THE RESULTS SHOWN BELOW. IN ADDITION, AFTER-TAX RETURNS MAY NOT
BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH A TAX-DEFERRED ARRANGEMENT,
SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT (IRA) OR 529 COLLEGE
SAVINGS PLAN SUCH AS COLLEGEAMERICA./(R)/

Unlike the Investment Results table on page 4, the Additional Investment Results table on page 9 reflects the fund's results calculated without sales charges.

                                       3

                                          The Bond Fund of America / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD  5/28/74
 Before taxes                          -1.87%   5.79%    5.84%        9.10%
 After taxes on distributions          -3.61    3.59     3.24          N/A
 After taxes on distributions and      -1.22    3.60     3.34          N/A
sale of fund shares
-------------------------------------------------------------------------------

                                    1 YEAR  5 YEARS   LIFETIME/1/
------------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                       -3.66%   5.49%       5.63%
------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                        0.15     N/A        5.25
------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                        1.92     N/A        6.05
------------------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/15/02
 Before taxes                       -1.93     N/A        5.40
------------------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/15/02
 Before taxes                       -3.82     N/A        4.85
------------------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/19/02
 Before taxes                        0.07     N/A        5.59
------------------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/7/02
 Before taxes                        1.56     N/A        6.20
------------------------------------------------------------------
 CLASS 529-F -- FIRST SOLD 9/26/02
 Before taxes                        1.98     N/A        7.46

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 Lehman Brothers Aggregate Bond        2.43%    5.87%    6.16%         N/A
Index/2/
 Lipper Corporate Debt A-Rated Bond    1.90     5.47     5.48         8.72
Funds Average/3/
 Consumer Price Index/4/               3.42     2.49     2.52         4.53
-------------------------------------------------------------------------------
 Class A annualized 30-day yield at December 31, 2005: 4.63%/5/
 (For current yield information, please call American FundsLine at
800/325-3590.)

1Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares became available; therefore, lifetime results are not shown.
3Lipper Corporate Debt A-Rated Bond Funds Average is comprised of funds that invest at least 65% of their assets in corporate debt issues rated A or better or government issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
4Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
 U.S. Department of Labor, Bureau of Labor Statistics.
5Reflects a fee waiver (4.60% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the fund."

                                       4

The Bond Fund of America / Prospectus


Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/   CLASS F/1,3/
--------------------------------------------------------------------------------------------

 Maximum initial sales
 charge on purchases    3.75%/4/       none        none          none             none
 (as a percentage of
 offering price)
--------------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none             none
 on reinvested
 dividends
--------------------------------------------------------------------------------------------
 Maximum contingent      none/5/    5.00%/6/    1.00%/7/         none             none
 deferred sales charge
--------------------------------------------------------------------------------------------
 Redemption or             none        none        none          none             none
 exchange fees

1 Includes a version of this class offered through CollegeAmerica.
 CollegeAmerica accounts are subject to a $10 account setup fee and an annual
 $10 account maintenance fee, which are not reflected in this table.
2 Class 529-E shares are available only through CollegeAmerica to employer-sponsored plans. CollegeAmerica accounts are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.
3 Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.
4 The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.
5 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.
6 The contingent deferred sales charge is reduced one year after purchase and eliminated six years after purchase.
7 The contingent deferred sales charge is eliminated one year after purchase.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                    CLASS A  CLASS B  CLASS C  CLASS F
-------------------------------------------------------------------------------

 Management fees/8/                  0.25%    0.25%    0.25%    0.25%
-------------------------------------------------------------------------------
 Distribution and/or service         0.25     1.00     0.99     0.25
 (12b-1) fees/9/
-------------------------------------------------------------------------------
 Other expenses/10/                  0.15     0.13     0.20     0.15
-------------------------------------------------------------------------------
 Total annual fund operating         0.65     1.38     1.44     0.65
 expenses/8/
                                     CLASS    CLASS    CLASS    CLASS    CLASS

                                     529-A    529-B    529-C    529-E    529-F
-------------------------------------------------------------------------------
 Management fees/8/                  0.25%    0.25%    0.25%    0.25%    0.25%
-------------------------------------------------------------------------------
 Distribution and/or service         0.18     0.99     0.99     0.50     0.07
 (12b-1) fees/11/
-------------------------------------------------------------------------------
 Other expenses/10,12/               0.26     0.30     0.29     0.26     0.26
-------------------------------------------------------------------------------
 Total annual fund operating         0.69     1.54     1.53     1.01     0.58
 expenses/8/

8 The fund's investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and is expected to continue at this level until further review. Total annual fund operating expenses do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the
 Financial Highlights table and the audited financial statements in the fund's annual report.
9 Class A and F 12b-1 fees may not exceed .25% and .50%, respectively, of each class' average net assets annually. Class B and C 12b-1 fees are up to 1.00% of each class' average net assets annually.
10 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically ranges from $3 to $19 per account.
11 Class 529-A and 529-F 12b-1 fees may not exceed .50% of each class' average net assets annually. Class 529-B and 529-C 12b-1 fees are up to 1.00% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed .75%
 of the class' average net assets annually.
12 Includes .10% paid to the Virginia College Savings Plan/SM/ for administrative services it provides in overseeing CollegeAmerica.

                                       5

                                          The Bond Fund of America / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------

 Class A/1/                                 $439    $575    $  724     $1,155
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/           640     837       955      1,458
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/        140     437       755      1,458
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/           247     456       787      1,724
-------------------------------------------------------------------------------
 Class C -- assuming no redemption           147     456       787      1,724
-------------------------------------------------------------------------------
 Class F -- excludes intermediary fees/5/     66     208       362        810
-------------------------------------------------------------------------------
 Class 529-A/1,6/                            463     627       803      1,307
-------------------------------------------------------------------------------
 Class 529-B -- assuming                     676     925     1,097      1,707
redemption/2,6/
-------------------------------------------------------------------------------
 Class 529-B -- assuming no                  176     525       897      1,707
redemption/3,6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming                     275     522       891      1,923
redemption/4,6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming no redemption/6/    175     522       891      1,923
-------------------------------------------------------------------------------
 Class 529-E/6/                              123     361       616      1,339
-------------------------------------------------------------------------------
 Class 529-F -- excludes intermediary         79     225       383        832
fees/5,6/

1 Reflects the maximum initial sales charge in the first year.
2 Reflects applicable contingent deferred sales charges through year six and
 Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
3 Reflects Class A or 529-A expenses for years nine and 10 because Class B and
 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
4 Reflects a contingent deferred sales charge in the first year.
5 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .75% to 1.50% of assets annually depending on the services offered.
6 Reflects an initial $10 account setup fee and an annual $10 CollegeAmerica account maintenance fee.

                                       6

The Bond Fund of America / Prospectus


Investment objective, strategies and risks
The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests a majority of its assets in debt securities rated A and above, including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund's current practice is not to invest more than 15% of its assets in debt securities rated Ba and BB or below or in debt securities that are unrated but determined to be of equivalent quality.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

The fund may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. Examples of such securities are mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae")
and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). These securities are neither issued nor guaranteed by the U.S. Treasury.

                                       7

                                          The Bond Fund of America / Prospectus

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.
The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices; conversely, it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       8

The Bond Fund of America / Prospectus


ADDITIONAL INVESTMENT RESULTS
Unlike the Investment Results table on page 4, the table below reflects the fund's results calculated without sales charges.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/

 CLASS A -- FIRST SOLD 5/28/74
 Before taxes                          1.94%    6.60%    6.25%        9.23%
 After taxes on distributions          0.14     4.39     3.64          N/A
 After taxes on distributions and      1.25     4.29     3.69          N/A
sale of fund shares
-------------------------------------------------------------------------------

                                    1 YEAR  5 YEARS   LIFETIME/1/

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                       1.19%    5.81%       5.76%
------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                       1.12      N/A        5.25
------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                       1.92      N/A        6.05
------------------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/15/02
 Before taxes                       1.88      N/A        6.45
------------------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/15/02
 Before taxes                       1.02      N/A        5.52
------------------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/19/02
 Before taxes                       1.03      N/A        5.59
------------------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/7/02
 Before taxes                       1.56      N/A        6.20
------------------------------------------------------------------
 CLASS 529-F -- FIRST SOLD 9/26/02
 Before taxes                       1.98      N/A        7.46
------------------------------------------------------------------

                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/

 INDEXES (BEFORE TAXES)
 Lehman Brothers Aggregate Bond     2.43%    5.87%      6.16%          N/A
Index/2/
 Lipper Corporate Debt A-Rated      1.90     5.47       5.48          8.72
Bond Funds Average/3/
 Consumer Price Index/4/            3.42     2.49       2.52          4.53
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2005: 5.12%/5/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares became available; therefore, lifetime results are not shown.
3 Lipper Corporate Debt A-Rated Bond Funds Average is comprised of funds that invest at least 65% of their assets in corporate debt issues rated A or better or government issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
4 Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
 U.S. Department of Labor, Bureau of Labor Statistics.
5 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month. The dividends paid were reduced by a portion of the January 2006 dividend that was prepaid in December 2005.

                                       9

                                          The Bond Fund of America / Prospectus

[begin - pie chart]
Holdings by investment type as of December 31, 2005 (percent of net assets)

Mortgage-backed obligations                                20.4%
U.S. government & government agency bonds & notes           9.8%
Non-U.S. government & government agency bonds & notes       6.7%
Asset-backed obligations                                    6.1%
Preferred securities                                        3.5%
Municipals                                                  1.1%
Convertible securities                                      0.5%
Common stocks                                               0.3%
Corporate bonds & notes                                    46.2%
Short-term securities & other assets less liabilities       5.4%

end- pie chart]

 HOLDINGS BY QUALITY RATING AS OF DECEMBER 31, 2005
 See the appendix in the statement of additional information for a description of quality categories.
                                                PERCENT OF NET ASSETS

-------------------------------------------------------------------------------

 U.S. government obligations/*/                          7.6%
-------------------------------------------------------------------------------
 Federal agencies                                        9.8
-------------------------------------------------------------------------------
 Aaa/AAA                                                21.1
-------------------------------------------------------------------------------
 Aa/AA                                                   6.7
-------------------------------------------------------------------------------
 A/A                                                    21.9
-------------------------------------------------------------------------------
 Baa/BBB                                                18.1
-------------------------------------------------------------------------------
 Ba/BB or below                                          9.1
-------------------------------------------------------------------------------
 Other                                                   0.3
-------------------------------------------------------------------------------
 Cash & equivalents                                      5.4
-------------------------------------------------------------------------------

* These securities are guaranteed by the full faith and credit of the U.S.
 government.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       10

The Bond Fund of America / Prospectus


Management and organization

INVESTMENT ADVISER
Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 135 South State
College Boulevard, Brea, California 92821. Capital Research and Management
Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's annual report to shareholders for the fiscal year ended December 31, 2005.

EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution for the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

PORTFOLIO HOLDINGS
Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings updated as of each calendar quarter-end is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information

                                       11

                                          The Bond Fund of America / Prospectus

for the fund is also contained in reports filed with the Securities and Exchange
Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of Capital Research and Management Company's investment committee.

The primary individual portfolio counselors for The Bond Fund of America are:

                                             PRIMARY TITLE WITH      PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)          ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE              OF THE FUND
-----------------------------------------------------------------------------------------

 ABNER D. GOLDSTINE          32 years        Senior Vice President   Serves as a
 President and          (since the fund's    and Director, Capital   fixed-income
 Director                   inception)       Research and            portfolio counselor
                                             Management Company

                                             Investment
                                             professional for 54
                                             years in total; 39
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------
 DAVID C. BARCLAY            11 years        Senior Vice             Serves as a
 Senior Vice President                       President, Capital      fixed-income
                                             Research and            portfolio counselor
                                             Management Company

                                             Investment
                                             professional for 25
                                             years in total; 18
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------
 MARK R. MACDONALD           7 years         Senior Vice President   Serves as a
 Senior Vice President                       and Director, Capital   fixed-income
                                             Research and            portfolio counselor
                                             Management Company

                                             Investment
                                             professional for 20
                                             years in total; 12
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------
 JOHN H. SMET                17 years        Senior Vice             Serves as a
 Senior Vice President                       President, Capital      fixed-income
                                             Research and            portfolio counselor
                                             Management Company

                                             Investment
                                             professional for 24
                                             years in total; 23
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------
 MARK H. DALZELL             12 years        Senior Vice             Serves as a
                                             President, Capital      fixed-income
                                             Research Company        portfolio counselor

                                             Investment
                                             professional for 28
                                             years in total; 18
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------
 SUSAN M. TOLSON             8 years         Senior Vice             Serves as a
                         (plus 7 years of    President, Capital      fixed-income
                         prior experience    Research Company        portfolio counselor
                              as an
                        investment analyst   Investment
                          for the fund)      professional for 18
                                             years in total; 16
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------

                                       12

The Bond Fund of America / Prospectus


Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

                                       13

                                          The Bond Fund of America / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service
Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S
STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN
FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO
THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES
SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company. Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

                                       14

The Bond Fund of America / Prospectus


Choosing a share class

The fund offers different classes of shares through this prospectus. Class A, B,
C and F shares may be purchased through various investment programs or accounts, including certain types of retirement plans (see limitations below). The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. Class
529-A, 529-B, 529-C and 529-F shares are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares. Class 529-E shares are available only to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE
FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE
MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS
529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class
 529-B or 529-C shares to cover higher education expenses);

.. availability of share classes:
 -- Class B and C shares are not available to retirement plans that do not currently invest in such shares and are eligible to invest in Class R shares, including employer-sponsored retirement plans such as defined benefit plans,
   401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit-sharing plans; and

 -- Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH
YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F
SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F
SHARES.

                                       15

                                          The Bond Fund of America / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES

 Initial sales charge    up to 3.75% (reduced for purchases of $100,000 or more
                         and eliminated for purchases of $1 million or more)
 Contingent deferred     none (except that a charge of 1.00% applies to certain
 sales charge            redemptions made within one year following purchases
                         of $1 million or more without an initial sales charge)
 12b-1 fees              up to .25% annually (for 529-A shares, may not exceed
                         .50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00%, declining to 0% six years after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses, but higher than C
                         shares due to lower other expenses
 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to 529-F shares)
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .50% annually (may not exceed .75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower 12b-1 fees, but lower than 529-A and 529-F
                         shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .25% annually (may not exceed .50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         12b-1 fees, but lower than A shares due to higher
                         other expenses
 Purchase maximum        none
 Conversion              none

                                       16

The Bond Fund of America / Prospectus


Purchase and exchange of shares
THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS
DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN
PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR BEHALF IN
ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE
INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO
CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY
LAW.

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating in
CollegeAmerica through an eligible employer plan.

                                       17

                                          The Bond Fund of America / Prospectus

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other
American Funds without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C
OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF
UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL
ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN
THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER
BEFORE MAKING SUCH AN EXCHANGE.

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class
B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

FREQUENT TRADING OF FUND SHARES
The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

The fund's board of directors has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the fund's "purchase blocking policy," any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures or other procedures that
American Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries

                                       18

The Bond Fund of America / Prospectus


will be subject to this purchase blocking policy or another frequent trading policy that achieves the objective of the purchase blocking policy. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:
systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions. The statement of additional information contains more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

PURCHASE MINIMUMS AND MAXIMUMS

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES/1/
-------------------------------------------------------------------------------

 To establish an account (including retirement plan and              $    250/2/
 CollegeAmerica accounts)
    For a payroll deduction retirement plan account, payroll
    deduction                                                              25
    savings plan account or employer-sponsored CollegeAmerica
    account
 To add to an account                                                      50
    For a payroll deduction retirement plan account, payroll
    deduction                                                              25
    savings plan account or employer-sponsored CollegeAmerica
    account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS B SHARES                   50,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS C SHARES                  500,000

1 Purchase minimums may be waived in certain cases. Please see the statement of additional information for details.
2 For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

Due to the current maximum contribution limit for a CollegeAmerica account, the effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F shares are each $250,000. See the CollegeAmerica Program Description for more information.

If you have significant American Funds or American Legacy/(R)/ holdings, you may not be eligible to invest in Class B or C shares (or their corresponding 529 share classes). Specifically, you may not purchase Class B or 529-B shares if you are eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate, and you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" below and the statement of additional information for more information regarding sales charge discounts.

                                       19

                                          The Bond Fund of America / Prospectus

VALUING SHARES
The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.
CONVERSION

You may convert your fund holdings in a particular share class to a different share class. Please see the statement of additional information for details and limitations.

                                       20

The Bond Fund of America / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                               SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE
MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD
WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

                                       21

                                          The Bond Fund of America / Prospectus

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:
.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).
A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia
Education Savings Trust/SM/ to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class
 A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

 Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.
 Employer-sponsored retirement plans not currently invested in Class A shares, or that are currently investing in Class A shares with a sales charge, are not eligible to establish a statement of intention that qualifies them to purchase
 Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers."

                                       22

The Bond Fund of America / Prospectus


 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds
Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See
"Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

                                       23

                                          The Bond Fund of America / Prospectus

AUTOMATIC CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

CLASS 529-E AND CLASS F SHARES

Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your
"immediate family" (your spouse -- or equivalent if recognized under local law
-- and your children under the age of 21) may combine all of your American Funds and American Legacy investments to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

                                       24

The Bond Fund of America / Prospectus


 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s)
 and/or certain other accounts, such as:
 . trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is (are) deceased);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION
 You may take into account your accumulated holdings in all share classes of the
 American Funds to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested.

 In addition, you may also take into account the current value of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies to determine your Class A sales charge. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your
 American Funds and American Legacy accounts.

 STATEMENT OF INTENTION
 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all American Funds non-money market fund purchases of all share classes you intend to make over a
 13-month period, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. At your request, purchases made during the previous 90 days may be included. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due

                                       25

                                          The Bond Fund of America / Prospectus

 if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.

RIGHT OF REINVESTMENT

Please see "How to sell shares" below for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS AND WAIVERS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

                                       26

The Bond Fund of America / Prospectus


Rollovers from retirement plans to IRAs
Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to
Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet all of the following three requirements:

 -- the retirement plan from which assets are being rolled over is part of an
   American Funds proprietary retirement plan program (such as PlanPremier,/(R)/
   Recordkeeper Direct/(R)/ or Recordkeeper Connect/(R)/) or is a plan whose participant subaccounts are serviced by American Funds Service Company;

 -- the plan's assets were invested in American Funds at the time of distribution; and

 -- the plan's assets are rolled over to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information if invested in Class A shares.

TRANSFERS TO IRAS

Transfers to IRAs that are attributable to American Funds investments held in
SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares.

                                       27

                                          The Bond Fund of America / Prospectus

Plans of distribution
The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares; up to .50% for Class 529-A shares; up to 1.00% for Class B, 529-B, C and 529-C shares; up to .75% for Class 529-E shares; and up to .50% for Class F and 529-F shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for
Class A shares.

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American
Funds assets attributable to that dealer. For calendar year 2005, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American
Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds
Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

                                       28

The Bond Fund of America / Prospectus


How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or
  -- sent to an address other than the address of record, or to an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
  FundsLine/(R)/ and americanfunds.com) are limited to $75,000 per American
  Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
15 calendar days).

                                       29

                                          The Bond Fund of America / Prospectus

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a contingent deferred sales charge was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds
Service Company. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to
IRAs."

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American
Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service
Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                       30

The Bond Fund of America / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or
American Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.
Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund will be subject to federal income tax and may also be subject to state or local taxes --
unless you are exempt from taxation.
For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund's distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS
Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD
REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING
THE TAX CONSEQUENCES OF SELLING 529 SHARES.

                                       31

                                          The Bond Fund of America / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                                                 INCOME FROM INVESTMENT OPERATIONS/2/

                                                                                                  Net
                                                                     Net asset              gains (losses)
                                                                      value,       Net       on securities   Total from
                                                                     beginning  investment  (both realized   investment
                                                                     of period    income    and unrealized)  operations
-------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2005                                                 $13.65       $.62         $(.36)         $ .26
Year ended 12/31/2004                                                  13.51        .61           .16            .77
Year ended 12/31/2003                                                  12.70        .68           .84           1.52
Year ended 12/31/2002                                                  12.79        .82          (.08)           .74
Year ended 12/31/2001                                                  12.79        .93          (.03)           .90
CLASS B:
Year ended 12/31/2005                                                  13.65        .52          (.36)           .16
Year ended 12/31/2004                                                  13.51        .51           .16            .67
Year ended 12/31/2003                                                  12.70        .58           .84           1.42
Year ended 12/31/2002                                                  12.79        .72          (.08)           .64
Year ended 12/31/2001                                                  12.79        .83          (.03)           .80
CLASS C:
Year ended 12/31/2005                                                  13.65        .51          (.36)           .15
Year ended 12/31/2004                                                  13.51        .50           .16            .66
Year ended 12/31/2003                                                  12.70        .57           .84           1.41
Year ended 12/31/2002                                                  12.79        .71          (.08)           .63
Period from 3/15/2001 to 12/31/2001                                    13.05        .63          (.27)           .36
CLASS F:
Year ended 12/31/2005                                                  13.65        .62          (.36)           .26
Year ended 12/31/2004                                                  13.51        .60           .16            .76
Year ended 12/31/2003                                                  12.70        .67           .84           1.51
Year ended 12/31/2002                                                  12.79        .81          (.08)           .73
Period from 3/15/2001 to 12/31/2001                                    13.05        .70          (.27)           .43
-------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 12/31/2005                                                 $13.65       $.61         $(.36)         $ .25
Year ended 12/31/2004                                                  13.51        .60           .16            .76
Year ended 12/31/2003                                                  12.70        .67           .84           1.51
Period from 2/15/2002 to 12/31/2002                                    12.76        .69          (.04)           .65
CLASS 529-B:
Year ended 12/31/2005                                                  13.65        .50          (.36)           .14
Year ended 12/31/2004                                                  13.51        .48           .16            .64
Year ended 12/31/2003                                                  12.70        .55           .84           1.39
Period from 2/15/2002 to 12/31/2002                                    12.76        .60          (.04)           .56
CLASS 529-C:
 Year ended 12/31/2005                                                 13.65        .50          (.36)           .14
 Year ended 12/31/2004                                                 13.51        .48           .16            .64
 Year ended 12/31/2003                                                 12.70        .55           .84           1.39
 Period from 2/19/2002 to 12/31/2002                                   12.73        .60          (.02)           .58
CLASS 529-E:
 Year ended 12/31/2005                                                 13.65        .57          (.36)           .21
 Year ended 12/31/2004                                                 13.51        .55           .16            .71
 Year ended 12/31/2003                                                 12.70        .62           .84           1.46
 Period from 3/7/2002 to 12/31/2002                                    12.70        .61           .02            .63
CLASS 529-F:
 Year ended 12/31/2005                                                 13.65        .62          (.36)           .26
 Year ended 12/31/2004                                                 13.51        .59           .16            .75
 Year ended 12/31/2003                                                 12.70        .64           .84           1.48
 Period from 9/26/2002 to 12/31/2002                                   12.31        .19           .40            .59

                                                                     Dividends
                                                                     (from net    Net asset
                                                                     investment  value, end     Total
                                                                      income)     of period   return/3/
---------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2005                                                  $(.69)      $13.22       1.94%
Year ended 12/31/2004                                                   (.63)       13.65       5.85
Year ended 12/31/2003                                                   (.71)       13.51      12.22
Year ended 12/31/2002                                                   (.83)       12.70       6.11
Year ended 12/31/2001                                                   (.90)       12.79       7.15
CLASS B:
Year ended 12/31/2005                                                   (.59)       13.22       1.19
Year ended 12/31/2004                                                   (.53)       13.65       5.07
Year ended 12/31/2003                                                   (.61)       13.51      11.38
Year ended 12/31/2002                                                   (.73)       12.70       5.28
Year ended 12/31/2001                                                   (.80)       12.79       6.37
CLASS C:
Year ended 12/31/2005                                                   (.58)       13.22       1.12
Year ended 12/31/2004                                                   (.52)       13.65       4.99
Year ended 12/31/2003                                                   (.60)       13.51      11.29
Year ended 12/31/2002                                                   (.72)       12.70       5.20
Period from 3/15/2001 to 12/31/2001                                     (.62)       12.79       2.83
CLASS F:
Year ended 12/31/2005                                                   (.69)       13.22       1.92
Year ended 12/31/2004                                                   (.62)       13.65       5.80
Year ended 12/31/2003                                                   (.70)       13.51      12.15
Year ended 12/31/2002                                                   (.82)       12.70       6.04
Period from 3/15/2001 to 12/31/2001                                     (.69)       12.79       3.35
---------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 12/31/2005                                                  $(.68)      $13.22       1.88%
Year ended 12/31/2004                                                   (.62)       13.65       5.80
Year ended 12/31/2003                                                   (.70)       13.51      12.21
Period from 2/15/2002 to 12/31/2002                                     (.71)       12.70       5.33
CLASS 529-B:
Year ended 12/31/2005                                                   (.57)       13.22       1.02
Year ended 12/31/2004                                                   (.50)       13.65       4.86
Year ended 12/31/2003                                                   (.58)       13.51      11.18
Period from 2/15/2002 to 12/31/2002                                     (.62)       12.70       4.55
CLASS 529-C:
 Year ended 12/31/2005                                                  (.57)       13.22       1.03
 Year ended 12/31/2004                                                  (.50)       13.65       4.88
 Year ended 12/31/2003                                                  (.58)       13.51      11.19
 Period from 2/19/2002 to 12/31/2002                                    (.61)       12.70       4.75
CLASS 529-E:
 Year ended 12/31/2005                                                  (.64)       13.22       1.56
 Year ended 12/31/2004                                                  (.57)       13.65       5.43
 Year ended 12/31/2003                                                  (.65)       13.51      11.77
 Period from 3/7/2002 to 12/31/2002                                     (.63)       12.70       5.14
CLASS 529-F:
 Year ended 12/31/2005                                                  (.69)       13.22       1.98
 Year ended 12/31/2004                                                  (.61)       13.65       5.69
 Year ended 12/31/2003                                                  (.67)       13.51      11.96
 Period from 9/26/2002 to 12/31/2002                                    (.20)       12.70       4.81

                                                                                     Ratio of     Ratio of
                                                                                     expenses     expenses
                                                                                    to average   to average
                                                                                    net assets   net assets
                                                                      Net assets,     before        after       Ratio of
                                                                        end of         reim-        reim-      net income
                                                                        period      bursements/  bursements/   to average
                                                                     (in millions)    waivers    waivers/4/    net assets
---------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2005                                                   $17,738        .65%        .62%        4.60%
Year ended 12/31/2004                                                    15,822        .65          .65          4.54
Year ended 12/31/2003                                                    13,991        .67          .67          5.15
Year ended 12/31/2002                                                    12,600        .71          .71          6.59
Year ended 12/31/2001                                                    11,223        .71          .71          7.17
CLASS B:
Year ended 12/31/2005                                                     1,415       1.38         1.36          3.87
Year ended 12/31/2004                                                     1,394       1.39         1.38          3.80
Year ended 12/31/2003                                                     1,274       1.41         1.41          4.37
Year ended 12/31/2002                                                       939       1.47         1.47          5.77
Year ended 12/31/2001                                                       471       1.45         1.45          6.30
CLASS C:
Year ended 12/31/2005                                                     1,429       1.44         1.42          3.81
Year ended 12/31/2004                                                     1,123       1.46         1.45          3.71
Year ended 12/31/2003                                                       848       1.49         1.49          4.26
Year ended 12/31/2002                                                       554       1.55         1.55          5.66
Period from 3/15/2001 to 12/31/2001                                         188       1.57/5/      1.57/5/       6.25/5/
CLASS F:
Year ended 12/31/2005                                                       803        .65          .63          4.60
Year ended 12/31/2004                                                       487        .70          .69          4.46
Year ended 12/31/2003                                                       292        .72          .72          5.02
Year ended 12/31/2002                                                       180        .77          .77          6.44
Period from 3/15/2001 to 12/31/2001                                          76       .79/5/        .79/5/       7.03/5/
---------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 12/31/2005                                                      $273        .69%        .67%        4.57%
Year ended 12/31/2004                                                       187        .70          .70          4.48
Year ended 12/31/2003                                                       110        .68          .68          5.05
Period from 2/15/2002 to 12/31/2002                                          50       .75/5/        .75/5/       6.46/5/
CLASS 529-B:
Year ended 12/31/2005                                                        58       1.54         1.52          3.71
Year ended 12/31/2004                                                        49       1.59         1.58          3.60
Year ended 12/31/2003                                                        35       1.61         1.61          4.13
Period from 2/15/2002 to 12/31/2002                                          17       1.64/5/      1.64/5/       5.57/5/
CLASS 529-C:
 Year ended 12/31/2005                                                      121       1.53         1.51          3.74
 Year ended 12/31/2004                                                       86       1.57         1.57          3.61
 Year ended 12/31/2003                                                       56       1.59         1.59          4.15
 Period from 2/19/2002 to 12/31/2002                                         28       1.63/5/      1.63/5/       5.58/5/
CLASS 529-E:
 Year ended 12/31/2005                                                       15       1.01          .99          4.25
 Year ended 12/31/2004                                                       11       1.05         1.05          4.13
 Year ended 12/31/2003                                                        7       1.06         1.06          4.68
 Period from 3/7/2002 to 12/31/2002                                           3       1.13/5/      1.13/5/       6.06/5/
CLASS 529-F:
 Year ended 12/31/2005                                                        7        .58          .56          4.69
 Year ended 12/31/2004                                                        4        .80          .80          4.36
 Year ended 12/31/2003                                                        2        .82          .82          4.72
 Period from 9/26/2002 to 12/31/2002                                      --/6/        .30          .30          1.51

(The Financial Highlights Table continues on the following page)

                                       32

The Bond Fund of America / Prospectus


[This page is intentionally left blank for this filing.]

                                       33
                                        The Bond Fund of America / Prospectus

                                          YEAR ENDED DECEMBER 31
                           2005        2004        2003        2002         2001
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       50%         45%         60%         50%          64%
OF SHARES

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the
 Annual Fund Operating Expenses table under "Fees and expenses of the fund" and in the audited financial statements in the fund's annual report for more information.
5 Annualized.
6 Amount less than $1 million.

                                       34

The Bond Fund of America / Prospectus


NOTES

                                       35

                                          The Bond Fund of America / Prospectus

 [logo - American Funds (r)]          The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
          FOR COLLEGEAMERICA       American Funds Service Company
                                   800 /421-0180, ext. 529
          FOR 24                   American FundsLine
          -HOUR INFORMATION        800/325-3590
                                   americanfunds.com
          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION  The CollegeAmerica Program Description
contains additional information about the policies and services related to
CollegeAmerica accounts.
STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/942-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The
current SAI and shareholder reports are also available, free of charge, on
americanfunds.com.

HOUSEHOLD MAILINGS  Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or CollegeAmerica Program Description, please call
American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.

[logo - recycled bug]

Printed on recycled paper
MFGEPR-908-0306P Litho in USA              Investment Company File No. 811-2444
CGD/MC/8005
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International
         Capital Guardian                   Capital Bank and Trust


[logo - American Funds (r)]    The right choice for the long term/(R)/

The Bond Fund
of America/SM/

PROSPECTUS ADDENDUM

 March 1, 2006

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Class R-5 shares of The Bond Fund of America are available to certain clients of the Personal Investment Management group of Capital Guardian Trust Company./SM//
/Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for this fund.

Fees and expenses of the fund -- pages 5-6

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                     CLASS R-5
-------------------------------------------------------------------------------

 Maximum initial sales charge on purchases (as a percentage of         none
 offering price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                          none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                              none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                           none

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                  CLASS R-5
--------------------------------------------------------------

 Management fees/1/                                 0.25%
--------------------------------------------------------------
 Distribution and/or service (12b-1) fees            none
--------------------------------------------------------------
 Other expenses/2/                                  0.12
--------------------------------------------------------------
 Total annual fund operating expenses/1/            0.37

1 The fund's investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and is expected to continue at this level until further review. Total annual fund operating expenses do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the
 Financial Highlights table and the audited financial statements in the fund's annual report.
2 A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                         1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------

 Class R-5                $38     $119     $208       $468
-------------------------------------------------------------


Purchase and exchange of shares -- pages 17-20

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are available to certain clients of the Personal
Investment Management group of Capital Guardian Trust Company. Please contact
Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales charges -- pages 21-24

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no compensation is paid to investment dealers on sales of
Class R-5 shares.


Financial highlights/1/ -- pages 32-34

The Financial Highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte &
Touche, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                  INCOME FROM INVESTMENT OPERATIONS/2/

                                      Net asset                 Net gains
                                       value,       Net       on securities   Total from
                                      beginning  investment  (both realized   investment
                                      of period    income    and unrealized)  operations
------------------------------------------------------------------------------------------

CLASS R-5:
Year ended 12/31/2005                  $13.65       $.66         $(.36)         $ .30
Year ended 12/31/2004                   13.51        .65           .16            .81
Year ended 12/31/2003                   12.70        .71           .84           1.55
 Period from 5/15/2002 to 12/31/2002    12.66        .52           .05            .57

                                      Dividends
                                      (from net    Net asset
                                      investment  value, end   Total
                                       income)     of period   return
-----------------------------------------------------------------------

CLASS R-5:
Year ended 12/31/2005                   $(.73)      $13.22      2.21%
Year ended 12/31/2004                    (.67)       13.65      6.14
Year ended 12/31/2003                    (.74)       13.51     12.52
 Period from 5/15/2002 to 12/31/2002     (.53)       12.70      4.66

                                                      Ratio of     Ratio of
                                                      expenses     expenses
                                                     to average   to average
                                                     net assets   net assets
                                       Net assets,     before        after       Ratio of
                                         end of         reim-        reim-      net income
                                         period      bursements/  bursements/   to average
                                      (in millions)    waivers    waivers/3/    net assets
--------------------------------------------------------------------------------------------

CLASS R-5:
Year ended 12/31/2005                     $204          .37%        .35%        4.91%
Year ended 12/31/2004                      127          .37          .37          4.81
Year ended 12/31/2003                      106          .40          .40          5.39
 Period from 5/15/2002 to 12/31/2002        78          .42/4/       .42/4/       6.75/4/

/ /

                                        YEAR ENDED DECEMBER 31
                           2005       2004       2003       2002        2001
--------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       50%         45%        60%        50%         64%
OF SHARES

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the
 Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.
4 Annualized.


                         THE BOND FUND OF AMERICA, INC.

                                     Part B
                      Statement of Additional Information
                               March 1, 2006

This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of The Bond Fund of America
(the "fund" or "BFA") dated March 1, 2006. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                         The Bond Fund of America, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employers for details.

Item                                                                  Page no.
----                                                                  --------

Financial statements

                       The Bond Fund of America -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 60% of its assets in debt securities rated A or better by Moody's Investors Service (Moody's) or Standard & Poor's
     Corporation (S&P) or in unrated securities that are determined to be of equivalent quality at time of purchase, including U.S. government securities, money market instruments or cash.

..    The fund may invest up to 40% of its assets in debt securities rated below
     A by Moody's and S&P or in unrated securities that are determined to be of equivalent quality.
..    The fund may invest up to 35% of its assets in debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities determined to be of equivalent quality. However, the fund's current practice is not to invest more than 15% of its assets in debt securities rated Ba and BB or below or unrated but determined to be of equivalent quality.

..    The fund may invest up to 10% of its assets in preferred stocks.

..    The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

..    While the fund may not make direct purchases of common stocks or warrants or rights to acquire common stocks, the fund may invest in debt securities that are issued together with common stock or other equity interests or in securities that have equity conversion, exchange or purchase rights. The fund may hold up to 5% of its assets in common stock, warrants and rights acquired after sales of the corresponding debt securities or received in exchange for debt securities.

..    The fund may invest up to 5% of its assets in IOs and POs (as defined in the following section).

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

                       The Bond Fund of America -- Page 2

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objective, strategies and risks."

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by
S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.
     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

                       The Bond Fund of America -- Page 3

INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The principal value of this type of bond is adjusted in response to changes in the level of the consumer price index. The interest rate is fixed at issuance as a percentage of this adjustable principal. The actual interest income may therefore both rise and fall as the level of the consumer price index rises and falls. In particular, in a period of deflation the interest income would fall.
While the interest income may adjust upward or downward without limit in response to changes in the consumer price index, the principal has a floor at par, meaning that the investor receives at least the par value at redemption.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Certain of these securities will be treated as debt for fund investment limit purposes.

Convertible bonds, convertible preferred stocks and other securities may sometimes be converted, or may automatically convert, into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

                       The Bond Fund of America -- Page 4

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     "MORTGAGE-BACKED SECURITIES" -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some
     CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of

                       The Bond Fund of America -- Page 5

     investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

"IOs" and "POs" are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.

Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

CURRENCY TRANSACTIONS -- The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all

                       The Bond Fund of America -- Page 6

potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S.
federal income tax purposes.

REAL ESTATE INVESTMENT TRUSTS -- The fund may invest in debt securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.
The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates and tax and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

FORWARD COMMITMENTS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.

The fund may also enter into "roll" transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including

                       The Bond Fund of America -- Page 7

accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

CASH AND CASH EQUIVALENTS -- These include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

LOAN PARTICIPATIONS AND ASSIGNMENTS -- The fund may invest, subject to an overall 10% limit on loans, in loan participations or assignments. Loan participations are loans or other direct debt instruments that are interests in amounts owed by a corporate, governmental or other borrower to another party.
They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When the fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The fund anticipates that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

INVERSE FLOATING RATE NOTES -- The fund may invest to a very limited extent (no more than 1% of its assets) in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest

                       The Bond Fund of America -- Page 8

rates will often result in a greater change in the instruments' interest rates.
As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.

RESTRICTED OR ILLIQUID SECURITIES -- The fund may purchase securities subject to restrictions on resale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the
Securities Act of 1933 (the "1933 Act"), or in a registered public offering.
Restricted securities held by the fund are often eligible for resale under Rule
144A, an exemption under the 1933 Act allowing for resales to "Qualified
Institutional Buyers". Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss or be costly to the fund.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

MATURITY -- There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

LOANS OF PORTFOLIO SECURITIES -- The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 33-1/3% of the value of its total assets, measured at the time any such loan is made. The fund does not currently intend to engage in this investment practice over the next 12 months.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

                       The Bond Fund of America -- Page 9

A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended December 31, 2005 and 2004 were 50% and 45%, respectively. See "Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS
FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

These restrictions provide that the fund may not:

1.   With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), if as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

     Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2.   Invest in companies for the purpose of exercising control or management;

3.   Buy or sell real estate in the ordinary course of its business; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

4.   Buy or sell commodities or commodity contracts in the ordinary course of its business, provided, however, that this shall not prohibit the fund from purchasing or selling currencies including forward currency contracts;

5.   Invest more than 15% of the value of its net assets in securities that are illiquid;

6.   Engage in the business of underwriting of securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities
Act of 1933;

7.   Make loans in an aggregate amount in excess of 10% of the value of the fund's total assets, taken at the time any loan is made, provided, (i) that the purchase of debt securities pursuant to the fund's investment objectives and entering into repurchase agreements maturing in seven days or less shall not be deemed loans for the purposes of this restriction, and (ii) that

                      The Bond Fund of America -- Page 10

loans of portfolio securities as described under "Loans of Portfolio
Securities," shall be made only in accordance with the terms and conditions therein set forth;

8.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

9.   Purchase securities at margin;

10.  Borrow money except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets.

Notwithstanding Investment Restriction #8, the fund has no current intention (at least during the next 12 months) to sell securities short to the extent the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.

NONFUNDAMENTAL POLICIES -- The fund has adopted the following nonfundamental investment policies, which may be changed by action of the Board of Directors without shareholder approval:

1.   The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

2.   The fund may not issue senior securities, except as permitted by the 1940
Act.

                      The Bond Fund of America -- Page 11

                             MANAGEMENT OF THE FUND
BOARD OF DIRECTORS AND OFFICERS

"NON-INTERESTED" DIRECTORS/1/

                                                                     NUMBER OF
 NAME, AGE AND                                                     PORTFOLIOS/3/
 POSITION WITH FUND                  PRINCIPAL OCCUPATION(S)         OVERSEEN       OTHER DIRECTORSHIPS/4/
 (YEAR FIRST ELECTED/2/)              DURING PAST FIVE YEARS        BY DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------

 Richard G. Capen, Jr., 71        Corporate director and author;        14         Carnival Corporation
 Director (1999)                  former U.S. Ambassador to
                                  Spain; former Vice Chairman,
                                  Knight-Ridder, Inc.
                                  (communications company);
                                  former Chairman and Publisher,
                                  The Miami Herald
                                  ----------------
------------------------------------------------------------------------------------------------------------
 H. Frederick Christie, 72        Private investor; former              19         Ducommun Incorporated;
 Director (1974)                  President and CEO, The Mission                   IHOP Corporation;
                                  Group (non-utility holding                       Southwest Water Company
                                  company, subsidiary of
                                  Southern California Edison
                                  Company)
------------------------------------------------------------------------------------------------------------
 Diane C. Creel, 57               Chairman of the Board,                12         Allegheny Technologies;
 Director (1994)                  President and CEO, Ecovation,                    BF Goodrich;
                                  Inc. (organic waste                              Foster Wheeler Ltd.
                                  management); former President
                                  and CEO, The Earth Technology
                                  Corporation (international
                                  consulting engineering)

------------------------------------------------------------------------------------------------------------
 Martin Fenton, 70                Chairman of the Board and CEO,        16         None
 Chairman of the Board            Senior Resource Group LLC
 (Independent and                 (development and management of
 Non-Executive) (1989)            senior living communities)

------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 59            President and CEO, Fuller             14         None
 Director (1994)                  Consulting (financial
                                  management consulting firm)
------------------------------------------------------------------------------------------------------------
 R. Clark Hooper, 59              President, Dumbarton Group LLC        15         None
 Director (2005)                  (consulting); former Executive
                                  Vice President - Policy and
                                  Oversight, NASD
------------------------------------------------------------------------------------------------------------
 Richard G. Newman, 71            Chairman of the Board, AECOM          13         Sempra Energy;
 Director (1991)                  Technology Corporation                           Southwest Water Company
                                  (engineering, consulting and
                                  professional technical
                                  services)
------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez, 62             Principal, The Sanchez Family         12         None
 Director (1999)                  Corporation dba McDonald's
                                  Restaurants (McDonald's
                                  licensee)
------------------------------------------------------------------------------------------------------------

                      The Bond Fund of America -- Page 12

"INTERESTED" DIRECTORS/5,6/

                                      PRINCIPAL OCCUPATION(S)
                                       DURING PAST FIVE YEARS
                                           AND POSITIONS               NUMBER OF
 NAME, AGE AND                     HELD WITH AFFILIATED ENTITIES     PORTFOLIOS/3/
 POSITION WITH FUND                 OR THE PRINCIPAL UNDERWRITER       OVERSEEN      OTHER DIRECTORSHIPS/4/
 (YEAR FIRST ELECTED/2/)                    OF THE FUND               BY DIRECTOR       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------

 Paul G. Haaga, Jr., 57           Executive Vice President and            16         None
 Vice Chairman and Director       Director, Capital Research and
 (1985)                           Management Company; Director,
                                  The Capital Group Companies,
                                  Inc.*
------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine, 76           Senior Vice President and               12         None
 President and Director (1974)    Director, Capital Research and
                                  Management Company
------------------------------------------------------------------------------------------------------------
 Don R. Conlan, 70                President (retired), The Capital         5         None
 Director (1996)                  Group Companies, Inc.*
------------------------------------------------------------------------------------------------------------

OTHER OFFICERS

 NAME, AGE AND              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 POSITION WITH FUND           AND POSITIONS HELD WITH AFFILIATED ENTITIES
 (YEAR FIRST                   OR THE PRINCIPAL UNDERWRITER OF THE FUND
 ELECTED/2/)
-------------------------------------------------------------------------------

 David C. Barclay, 49    Senior Vice President, Capital Research and
 Senior Vice             Management Company; Director, The Capital Group
 President (1997)        Companies, Inc.*
-------------------------------------------------------------------------------
 Mark R. Macdonald,      Senior Vice President and Director, Capital Research
 46                      and Management Company
 Senior Vice
 President (2001)
-------------------------------------------------------------------------------
 John H. Smet, 49        Senior Vice President, Capital Research and
 Senior Vice             Management Company; Director, American Funds
 President (1994)        Distributors, Inc.*
-------------------------------------------------------------------------------
 Kristine M.             Vice President and Counsel - Fund Business Management
 Nishiyama, 35           Group, Capital Research and Management Company; Vice
 Vice President          President and Counsel, Capital Bank and Trust
 (2003)                  Company*
-------------------------------------------------------------------------------
 Kimberly S. Verdick,    Assistant Vice President - Fund Business Management
 41                      Group, Capital Research and Management Company
 Secretary (1994)
-------------------------------------------------------------------------------
 Susi M. Silverman,      Vice President - Fund Business Management Group,
 35                      Capital Research and Management Company
 Treasurer (2001)
-------------------------------------------------------------------------------
 Sharon G. Moseley,      Vice President - Fund Business Management Group,
 38                      Capital Research and Management Company
 Assistant Treasurer
 (2003)
-------------------------------------------------------------------------------

                      The Bond Fund of America -- Page 13

* Company affiliated with Capital Research and Management Company.
1 A "non-interested" director refers to a director who is not an "interested person" within the meaning of the 1940 Act.
2 Directors and officers of the fund serve until their resignation, removal or retirement.
3 Fund managed by Capital Research and Management Company, including the
  American Funds, American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and
  Endowments, whose shareholders are limited to certain nonprofit organizations.

4 This includes all directorships (other than those of the American Funds) that are held by each director as a director of a public company or a registered investment company.
5 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and
  Management Company, or affiliated entities (including the fund's principal underwriter).
6 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                      The Bond Fund of America -- Page 14

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2005

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------

 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.              None                   Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 Diane C. Creel              $10,001 - $50,000           $10,001 - $50,000
-------------------------------------------------------------------------------
 Martin Fenton               $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller           $10,001 - $50,000          $50,001 - $100,000
-------------------------------------------------------------------------------
 R. Clark Hooper                    None                $50,001 - $100,000
-------------------------------------------------------------------------------
 Richard G. Newman           $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 Frank M. Sanchez               $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Don R. Conlan                      None                   Over $100,000
-------------------------------------------------------------------------------
 Abner D. Goldstine            Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.            Over $100,000               Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.
DIRECTOR COMPENSATION -- No compensation is paid by the fund to any officer or director who is a director, officer or employee of the investment adviser or its affiliates. The fund typically pays each non-interested director an annual fee of $11,000. If the aggregate annual fees paid to a non-interested director by all funds advised by the investment adviser is less than $50,000, that non-interested director would be eligible for a $50,000 alternative fee. This alternative fee is paid by those funds for which the non-interested director serves as a director on a pro-rata basis according to each fund's relative share of the annual fees that it would typically pay. The alternative fee reflects the significant time and labor commitment required for a director to oversee even one fund. A non-interested director who is chairman of the board also receives an additional annual fee of $25,000, paid in equal portions by the fund and the funds whose boards and committees typically meet jointly with those of the fund.

In addition, the fund generally pays to non-interested director a pro-rata portion of fees of: (a) $3,600 for each board of directors meeting attended; (b)
$1,500 for each meeting attended as a member of the nominating and governance committee; (c) $3,000 for each meeting attended as a member of the contracts committee; and (d) an annual fee of $6,160 for attending all audit committee meetings.

                      The Bond Fund of America -- Page 15

Non-interested directors also receive attendance fees of (a) $2,500 for each director seminar or information session organized by the investment adviser, (b)
$1,500 for each joint audit committee meeting with all other American Funds audit committees and (c) $500 for each meeting of the board or committee chairs of other American Funds. The fund and the other funds served by each non-interested director each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Non-interested directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the non-interested directors.

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED DECEMBER 31, 2005

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------

 Richard G. Capen,               $14,503                          $130,920
 Jr./3/
------------------------------------------------------------------------------------------
 H. Frederick                     14,821                           319,920
 Christie/3/
------------------------------------------------------------------------------------------
 Diane C. Creel/3/                15,660                            77,650
------------------------------------------------------------------------------------------
 Martin Fenton/3/                 13,051                           262,670
------------------------------------------------------------------------------------------
 Leonard R. Fuller/3/             14,968                           187,420
------------------------------------------------------------------------------------------
 R. Clark Hooper                   8,602                            43,964
------------------------------------------------------------------------------------------
 Richard G. Newman                12,906                           151,150
------------------------------------------------------------------------------------------
 Frank M. Sanchez                 15,936                            79,060
------------------------------------------------------------------------------------------

1 Amounts may be deferred by eligible directors under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the directors. Compensation shown in this table for the fiscal year ended December 31, 2005 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2 Fund managed by Capital Research and Management Company, including the
 American Funds, American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and
 Endowments, whose shareholders are limited to certain nonprofit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2005 fiscal year for participating directors is as follows: Richard G. Capen, Jr.
 ($88,825), H. Frederick Christie ($25,203), Diane C. Creel ($85,987), Martin
 Fenton ($69,342) and Leonard R. Fuller ($119,783). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the directors.

As of February 1, 2006, the officers and directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

FUND ORGANIZATION AND THE BOARD OF DIRECTORS -- The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 3, 1973. Although the board of directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's board, which meets periodically and performs duties required by applicable state and federal laws.

                      The Bond Fund of America -- Page 16

Under Maryland law, the business affairs of a fund are managed under the direction of the board of directors, and all powers of the fund are exercised by or under the authority of the board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a member of any board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Members of the board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares, including Class A, B, C, F,
529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors and set forth in the fund's rule
18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.
Note that CollegeAmerica/(R)// /account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's Class 529 shares, the Virginia College Savings
Plan/SM/ will vote any proxies relating to such fund shares.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

The fund's Articles of Incorporation and by-laws as well as separate indemnification agreements that the fund has entered into with non-interested directors provide in effect that, subject to certain conditions, the fund will indemnify its officers and directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF DIRECTORS -- The fund has an audit committee comprised of Richard G. Capen, Jr.; H. Frederick Christie; R. Clark Hooper; and
Leonard R. Fuller, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The committee acts as a liaison between the fund's independent registered public accounting firm and the full board of directors. Six audit committee meetings were held during the 2005 fiscal year.

                      The Bond Fund of America -- Page 17

The fund has a contracts committee comprised of Richard G. Capen, Jr.; H.
Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R. Fuller; R. Clark
Hooper; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the
Investment Advisory and Service Agreement, Principal Underwriting Agreement,
Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of directors on these matters.
Two contracts committee meetings were held during the 2005 fiscal year.

The fund has a nominating and governance comprised of Richard G. Capen, Jr.; H.
Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R. Fuller; R. Clark
Hooper; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. The committee also evaluates, selects and nominates non-interested director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance of the fund, addressed to the fund's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Three nominating and governance committee meetings were held during the 2005 fiscal year.

PROXY VOTING PROCEDURES AND GUIDELINES -- The fund and its investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the fund, other American Funds, Endowments and
American Funds Insurance Series. Certain American Funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then

                      The Bond Fund of America -- Page 18

elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website at www.americanfunds.com and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

                      The Bond Fund of America -- Page 19

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on February 1, 2006. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class A        16.41%
 201 Progress Parkway                                Class B         8.80
 Maryland Heights, MO 63043-3009
----------------------------------------------------------------------------
 MLPF&S                                              Class B         5.94
 4800 Deer Lake Drive, East, Floor 2                 Class C        16.10
 Jacksonville, FL 32246-6484                         Class R-5      18.86
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class C        10.32
 333 W. 34th Street
 New York, NY 10001-2402
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                         Class R-3       6.36
 P.O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 Nationwide Trust Co.                                Class R-3       6.22
 P.O. Box 182029
 Columbus, OH 43218-2029
----------------------------------------------------------------------------
 Charles Schwab & Co., Inc.                          Class R-4       7.79
 101 Montgomery Street
 San Francisco, CA 94104-4122
----------------------------------------------------------------------------
 Marshall & Ilsley Trust Co.                         Class R-4       5.29
 11270 W. Park Place, Suite 400
 Milwaukee, Wi 53224-3638
----------------------------------------------------------------------------
 CGTC                                                Class R-5       7.84
 333 S. Hope Street, Floor 49
 Los Angeles, CA 90071
----------------------------------------------------------------------------
 UBS Financial Services                              Class R-5       6.80
 P. O. Box 92994
 Chicago, IL 60675-2994
----------------------------------------------------------------------------

INVESTMENT ADVISER -- The investment adviser, Capital Research and Management
Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles; San Francisco; New York; Washington, DC; London; Geneva;
Hong Kong; Singapore; and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard,
Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

                      The Bond Fund of America -- Page 20

The investment adviser is responsible for managing more than $750 billion of stocks, bonds and money market instruments and serves over 35 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations, as well as schools, colleges, foundations and other nonprofit and tax-exempt organizations.

POTENTIAL CONFLICTS OF INTEREST -- The investment adviser has adopted policies and procedures that address conflicts of interest that may arise between a portfolio counselor's management of the fund and his or her management of other funds and accounts. Potential areas of conflict could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, personal investing activities, portfolio counselor compensation and proxy voting of portfolio securities. The investment adviser has adopted policies and procedures that it believes are reasonably designed to address these conflicts. However, there is no guarantee that such policies and procedures will be effective or that the investment adviser will anticipate all potential conflicts of interest.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage. Portfolio counselors and investment analysts may also manage assets in other mutual funds advised by Capital
Research and Management Company.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns to relevant benchmarks over both the most recent year and a four-year rolling average, with the greater weight placed on the four-year rolling average. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts. The benchmarks against which The Bond Fund of America portfolio counselors are measured include: Lehman Brothers Aggregate Bond Index;
Credit Suisse First Boston High Yield Bond Index; Lipper High Current Yield Bond
Funds Average; and Citigroup World Government Bond Index.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage a portion of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

                      The Bond Fund of America -- Page 21

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF DECEMBER 31, 2005:

                                         NUMBER             NUMBER
                                        OF OTHER           OF OTHER          NUMBER
                                       REGISTERED           POOLED          OF OTHER
                                       INVESTMENT         INVESTMENT        ACCOUNTS
                                    COMPANIES (RICS)   VEHICLES (PIVS)        THAT
                                          THAT               THAT           PORTFOLIO
                                       PORTFOLIO          PORTFOLIO         COUNSELOR
                     DOLLAR RANGE      COUNSELOR          COUNSELOR        MANAGES AND
                       OF FUND        MANAGES AND        MANAGES AND        ASSETS OF
     PORTFOLIO          SHARES       ASSETS OF RICS     ASSETS OF PIVS   OTHER ACCOUNTS
     COUNSELOR         OWNED/1/      IN BILLIONS/2/     IN BILLIONS/3/   IN BILLIONS/4/
------------------------------------------------------------------------------------------

 Abner D.                Over         4       $143.1         None             None
 Goldstine            $1,000,000
------------------------------------------------------------------------------------------
 David C. Barclay     $100,001 -      4       $149.2      5      $1.06     13      $2.98
                       $500,000
------------------------------------------------------------------------------------------
 Mark R. Macdonald    $100,001 -      3       $191.3         None             None
                       $500,000
------------------------------------------------------------------------------------------
 John H. Smet         $100,001 -      6       $192.5         None           3      $2.23
                       $500,000
------------------------------------------------------------------------------------------
 Mark H. Dalzell      $50,001 -       2       $ 73.3      3      $0.43     19      $4.27
                       $100,000
------------------------------------------------------------------------------------------
 Susan M. Tolson      $100,001-       3       $ 83.4      3      $0.84      2      $0.60
                       $500,000
------------------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
 $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
3 Represents funds advised or sub-advised by Capital Research and Management
 Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
 Group International, Inc., an affiliate of Capital Research and Management
 Company. Assets noted are the total net assets of the fund or account and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until October 31, 2006, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The
Agreement also

                      The Bond Fund of America -- Page 22

provides that either party has the right to terminate it, without penalty, upon
60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to non-interested directors; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.

The management fee is based on the following annualized rates and average daily net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         0.30%                $             0            $    60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.16                   3,000,000,000              6,000,000,000
------------------------------------------------------------------------------
         0.15                   6,000,000,000             10,000,000,000
------------------------------------------------------------------------------
         0.14                  10,000,000,000             16,000,000,000
------------------------------------------------------------------------------
         0.13                  16,000,000,000             20,000,000,000
------------------------------------------------------------------------------
         0.12                  20,000,000,000
------------------------------------------------------------------------------

The agreement also provides for fees based on monthly gross investment income at the following annualized rates:

                      The Bond Fund of America -- Page 23

                        Monthly gross investment income

            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------

            2.25%                    $         0                $ 8,333,333
-----------------------------------------------------------------------------------
            2.00                       8,333,333                 41,666,667
-----------------------------------------------------------------------------------
            1.75                      41,666,667
-----------------------------------------------------------------------------------

Assuming average daily net assets of $23.0 billion and gross investment income levels of 3%, 4%, 5%, 6% and 7%, management fees would be .21%, .22%, .24%, .26%
and .28%, respectively.

The investment adviser has agreed to reduce the fee payable to it under the agreement by (a) the amount by which the ordinary operating expenses of the fund for any fiscal year of the fund, excluding interest, taxes and extraordinary expenses such as litigation, exceed the greater of (i) 1% of the average month-end net assets of the fund for such fiscal year or (ii) 10% of the fund's gross investment income, and (b) any additional amount necessary to assure that such ordinary operating expenses of the fund in any year after such reduction do not exceed the lesser of (i) 1-1/2% of the first $30 million of average month-end net assets of the fund, plus 1% of the average month-end net assets in excess thereof, or (ii) 25% of the fund's gross investment income. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding these limits, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.

For the fiscal years ended December 31, 2005 and 2004, the investment adviser was entitled to receive from the fund management fees of $53,137,000 and
$45,595,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of
$48,434,000 (a reduction of $4,703,000) and $44,807,000 (a reduction of
$788,000) for the fiscal years ended December 31, 2005 and 2004, respectively.
For the fiscal year ended December 31, 2003, the fund paid the investment adviser management fees of $43,501,000.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. Beginning April 1, 2005, this waiver increased to 10% of the management fees that the investment adviser is otherwise entitled to receive and is expected to continue at this level until further review. As a result of this waiver, management fees will be reduced similarly for all classes of shares of the fund.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until October
31, 2006, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of directors who are not parties to the
Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of non-interested directors. The investment adviser has the right to terminate the Administrative

                      The Bond Fund of America -- Page 24

Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares, and all Class R and 529 shares. The investment adviser contracts with third parties, including American Funds Service Company, the fund's
Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. For Class R-1, R-2 and R-3 shares, the investment adviser has agreed to pay a portion of the fees payable under the
Administrative Agreement that would otherwise have been paid by the fund. For the year ended December 31, 2005, the total fees paid by the investment adviser were $932,000.

As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's Class C, F, R and 529 shares. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American
Funds Service Company. The investment adviser also receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for each applicable share class (excluding Class R-5 shares) for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser will not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 shares, the administrative services fee is calculated at the annual rate of up to 0.10%
of the average daily net assets. This fee is subject to the same uses and limitations described above.

During the 2005 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                               ADMINISTRATIVE SERVICES FEE
--------------------------------------------------------------------------------

                CLASS C                                $2,217,000
--------------------------------------------------------------------------------
                CLASS F                                   882,000
--------------------------------------------------------------------------------
              CLASS 529-A                                 316,000
--------------------------------------------------------------------------------
              CLASS 529-B                                  93,000
--------------------------------------------------------------------------------
              CLASS 529-C                                 166,000
--------------------------------------------------------------------------------
              CLASS 529-E                                  18,000
--------------------------------------------------------------------------------
              CLASS 529-F                                   7,000
--------------------------------------------------------------------------------
               CLASS R-1                                   35,000
--------------------------------------------------------------------------------
               CLASS R-2                                2,166,000
--------------------------------------------------------------------------------
               CLASS R-3                                  829,000
--------------------------------------------------------------------------------
               CLASS R-4                                  215,000
--------------------------------------------------------------------------------
               CLASS R-5                                  158,000
--------------------------------------------------------------------------------

                      The Bond Fund of America -- Page 25

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors,
Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los
Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500
Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard,
Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues from sales of the fund's shares. For
Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and
529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares.
For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class
529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the
Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class R-1, R-2, R-3 and R-4 shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                 COMMISSIONS,        ALLOWANCE OR

                                                                    REVENUE          COMPENSATION

                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------

                 CLASS A                          2005            $17,184,000         $66,352,000
                                                  2004             15,056,000          58,069,000
                                                  2003             11,590,000          44,559,000
                 CLASS B                          2005                901,000           6,196,000
                                                  2004              1,412,000           9,915,000
                                                  2003              2,416,000          15,396,000
-----------------------------------------------------------------------------------------------------
                 CLASS C                          2005                      0           4,874,000
                                                  2004                      0           4,210,000
                                                  2003                 65,000           3,732,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2005                567,000           2,178,000
                                                  2004                492,000           1,881,000
                                                  2003                361,000           1,376,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2005                 58,000             358,000
                                                  2004                103,000             570,000
                                                  2003                121,000             671,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-C                        2005                      0             380,000
                                                  2004                      0             320,000
                                                  2003                 13,000             279,000
-----------------------------------------------------------------------------------------------------

                      The Bond Fund of America -- Page 26

The fund has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of directors and separately by a majority of the non-interested directors of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential
benefits of the Plans to the fund include quality shareholder services; savings to the fund in transfer agency costs; and benefits to the investment process from growth or stability of assets. The selection and nomination of non-interested directors are committed to the discretion of the non-interested directors during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the board of directors.

Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of directors has approved the category of expenses for which payment is being made: (a) for Class A shares, up to 0.25% of the average daily net assets attributable to Class A shares; (b) for Class 529-A shares, up to
0.50% of the average daily net assets attributable to Class 529-A shares; (c)
for Class B and 529-B shares, up to 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (d) for Class C and
529-C shares, up to 1.00% of the average daily net assets attributable to Class
C and 529-C shares, respectively; (e) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; (f) for Class F and
529-F shares, up to 0.50% of the average daily net assets attributable to Class
F and 529-F shares, respectively; (g) for Class R-1 shares, up to 1.00% of the average daily net assets

                      The Bond Fund of America -- Page 27

attributable to Class R-1 shares; (h) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (i) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (j) for Class R-4 shares, up to 0.50% of the average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for
Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.

For Class A and 529-A shares: (a) up to 0.25% is reimbursed to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to the amount allowable under the fund's Class
A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with
100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets -- "no load purchases"). Commissions on no load purchases of Class A and 529-A shares in excess of the Class A and 529-A plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, these commissions are not recoverable. As of December 31, 2005, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled
$7,865,000 or 0.04% of Class A net assets.

For Class B and 529-B shares: (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.

For Class C and 529-C shares: (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class 529-E shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class F and 529-F shares: currently up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.

For Class R-1 shares: (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.75% is paid to the Principal Underwriter for distribution-related expenses, including commissions paid to qualified dealers.

For Class R-2 shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

                      The Bond Fund of America -- Page 28

For Class R-3 shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class R-4 shares: currently up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.

As of the end of the 2005 fiscal year, total 12b-1 expenses, and the portion of the expenses that remained unpaid, were:

                                                                        12B-1 UNPAID LIABILITY
                                                 12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------------------------

                 CLASS A                          $42,166,000                 $3,070,000
------------------------------------------------------------------------------------------------
                 CLASS B                           13,994,000                  1,142,000
------------------------------------------------------------------------------------------------
                 CLASS C                           12,684,000                  1,146,000
------------------------------------------------------------------------------------------------
                 CLASS F                            1,586,000                    160,000
------------------------------------------------------------------------------------------------
               CLASS 529-A                            411,000                     34,000
------------------------------------------------------------------------------------------------
               CLASS 529-B                            533,000                     46,000
------------------------------------------------------------------------------------------------
               CLASS 529-C                          1,021,000                     95,000
------------------------------------------------------------------------------------------------
               CLASS 529-E                             64,000                      6,000
------------------------------------------------------------------------------------------------
               CLASS 529-F                              4,000                          0
------------------------------------------------------------------------------------------------
                CLASS R-1                             142,000                     14,000
------------------------------------------------------------------------------------------------
                CLASS R-2                           2,227,000                    210,000
------------------------------------------------------------------------------------------------
                CLASS R-3                           1,454,000                    144,000
------------------------------------------------------------------------------------------------
                CLASS R-4                             330,000                     36,000
------------------------------------------------------------------------------------------------

OTHER COMPENSATION TO DEALERS -- As of January 2006, the top dealers that
American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     A. G. Edwards & Sons, Inc.
     AIG Advisors Group
     American General Securities Inc.
     Ameritas Investment Corp.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Capital Analysts, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.

                      The Bond Fund of America -- Page 29

     Edward Jones
     Ferris, Baker Watts, Inc.
     Genworth Financial Securities Corp.
     Hefren-Tillotson, Inc.
     Hornor, Townsend & Kent, Inc.
     ING Advisors Network Inc.
     InterSecurities, Inc./Transamerica Financial Advisors, Inc.
     Investacorp, Inc.
     Janney Montgomery Scott LLC
     Jefferson Pilot Securities Corporation
     JJB Hilliard, WL Lyons, Inc./PNC Bank
     Legg Mason Wood Walker, Inc.
     Lincoln Financial Advisors Corporation
     McDonald Investments Inc./Society National Bank
     Merrill Lynch, Pierce, Fenner & Smith Inc.
     Metlife Enterprises
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley DW
     NatCity Investment, Inc.
     National Planning Holdings Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC.
     Pacific Select Distributors Inc.
     Park Avenue Securities LLC
     Piper Jaffray & Co.
     Princor Financial Services
     ProEquities, Inc.
     Raymond James Financial Services/Raymond James & Associates
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Inc.
     Securian Financial Services/C.R.I. Securities Inc.
     Securities Service Network Inc.
     Signator Investors, Inc.
     Smith Barney
     Stifel, Nicolaus & Company, Inc.
     The O.N. Equity Sales Company
     UBS Financial Services Inc.
     US Bancorp Investments, Inc.
     Wachovia Securities

                      EXECUTION OF PORTFOLIO TRANSACTIONS

As described in the prospectus, the investment adviser places orders with broker-dealers for the fund's portfolio transactions. Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

                      The Bond Fund of America -- Page 30

Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended
December 31, 2005, 2004 and 2003 amounted to $18,003,000, $12,899,000 and
$11,276,000. With respect to fixed-income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of underwriting activity increased during the year, resulting in an increase in brokerage commissions/concessions paid on portfolio transactions.

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the
10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.

At the end of the fund's most recent fiscal year, the fund's regular broker-dealers included Bank of America Securities, LLC., Credit Suisse First
Boston (USA), Inc., Deutsche Bank Financial LLC, First Clearing LLC, J.P. Morgan
Securities Inc., Smith Barney and Citigroup Global Markets Inc. As of the fund's most recent fiscal year-end, the fund held debt securities of Bank of America,
Corp. in the amount of $69,433,000; Credit Suisse First Boston (USA), Inc. in
the amount of $16,067,000; Deutsche Bank A.G. in the amount of $2,033,000;
Wachovia Corp. in the amount of $4,896,000; J.P. Morgan Chase & Co. in the amount of $149,096,000; and Citigroup, Inc. in the amount of $65,307,000. .

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's board of directors and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. Affiliates of the fund
(including the fund's board members and officers, and certain personnel of the fund's investment adviser and its affiliates) and certain service providers
(such as the fund's custodian and outside counsel) who require portfolio holdings information for legitimate business and fund oversight purposes may receive the information earlier.

Affiliated persons of the fund as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such

                      The Bond Fund of America -- Page 31

information, preclear securities trades and report securities transactions activity, as applicable. Third party service providers of the fund receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons may be bound by agreements (including confidentiality agreements) that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the investment committee of the fund's investment adviser. In exercising its authority, the investment committee determines whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m.

                      The Bond Fund of America -- Page 32

New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr. Day;
Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day;
Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. The valuation committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities,

                      The Bond Fund of America -- Page 33

conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net

                      The Bond Fund of America -- Page 34

investment income) for the calendar year, (b) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and (c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (a)
amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently.

     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.
     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by

                      The Bond Fund of America -- Page 35

     allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock.
     Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the

                      The Bond Fund of America -- Page 36

     premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.

     Dividend and interest income received by the fund from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Most foreign countries do not impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry forward of the fund.
     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income.
     Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of 15%.

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as
     "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

                      The Bond Fund of America -- Page 37

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the
Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                      The Bond Fund of America -- Page 38

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F
SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM
DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO
COLLEGEAMERICA ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE
RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR
INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

     Your bank should include the following information when
                    wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or

                      The Bond Fund of America -- Page 39

indirectly more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's board.

Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. The R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management group of Capital Guardian Trust
Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. In addition, the American
Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases. The initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .     Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .     Retirement accounts that are funded with employer contributions; and

     .     Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management
Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

                      The Bond Fund of America -- Page 40

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE
SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

                                 SALES CHARGES
CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     Individual 403(b) plans may be treated similarly to employer-sponsored plans for Class A sales charge purposes (i.e., individual participant accounts are eligible to be aggregated together) if: (a) the American Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington

                      The Bond Fund of America -- Page 41

          Management Corporation, current or retired employees and partners of
          The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;
     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the spouses, children or parents of the Eligible
          Persons are listed in the account registration with the
          parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under

                      The Bond Fund of America -- Page 42

     this net asset value privilege, additional investments can be made at net asset value for the life of the account.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments
(other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of
     American Funds non-money market funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to an account at the time of each purchase made during the Statement period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

                      The Bond Fund of America -- Page 43

     The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     The Statement will be considered completed if the shareholder dies within the Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the Statement period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The market value of existing
     American Funds investments (other than shares representing direct purchases of money market funds) as of the day immediately before the start of the
     Statement period, and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the Statement period, are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the
     Statement period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:
     .    individual-type employee benefit plans, such as an IRA, individual
          403(b) plan (see exception in "Purchases by certain 403(b) plans"
          under "Sales charges") or single-participant Keogh-type plan;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);
     .    trust accounts established by you or your immediate family (For trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

                      The Bond Fund of America -- Page 44

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .
          made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or
     .    for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" above), or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes, in each case of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as individual holdings in Endowments, American
     Legacy variable annuity contracts and variable life insurance policies.
     Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.
     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments, to determine your sales charge on investments in accounts eligible to be aggregated. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, the value of accounts held in nominee or street name are not eligible for calculation at cost value and instead will be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial

                      The Bond Fund of America -- Page 45

     adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     When determining your American Funds Class A sales charge, if you are not an employer-sponsored retirement plan, you may also take into account the market value (as of the end of the week prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies. An employer-sponsored retirement plan may also take into account the market value of its investments in American Legacy Retirement Investment Plans.
     Direct purchases of American Funds money market funds are excluded. If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through a systematic withdrawal plan (SWP) (see "Automatic withdrawals" under "Shareholder account services and privileges"
          below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a
          SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

                      The Bond Fund of America -- Page 46

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.
CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders.

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the National
Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                      The Bond Fund of America -- Page 47

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest ($50 minimum)
and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer
Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

                      The Bond Fund of America -- Page 48

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- For all share classes, except the R and 529 classes of shares, you may automatically withdraw shares from any of the American Funds.
You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) that may be incurred in connection with the exercise of these privileges.

                      The Bond Fund of America -- Page 49

Generally, all shareholders are automatically eligible to use these services.
However, you may elect to opt out of these services by writing the Transfer
Agent (you may also reinstate them at any time by writing the Transfer Agent).
If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) of American Funds money market funds. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account.
These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of directors of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund's Articles of
Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's board of directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.
Certificates are not available for the 529 or R share classes.

                              GENERAL INFORMATION
CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as
Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S. banks or non-U.S.
branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American
Funds Service Company was paid a fee of $20,246,000 for Class A shares and
$1,562,000 for Class B shares for the 2005 fiscal year.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds

                      The Bond Fund of America -- Page 50

Service Company. These services are rendered under agreements with American
Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been so included in reliance on the report of Deloitte & Touche LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.
The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the board of directors.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South
Flower Street, Los Angeles, CA 90071, serves as counsel for the fund and for non-interested directors in their capacities as such. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not provide legal services to the fund's investment adviser or any of its affiliated companies. A determination with respect to the independence of the fund's
"independent legal counsel" will be made at least annually by the non-interested directors of the fund, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on December 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD filed an administrative complaint against the Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell

                      The Bond Fund of America -- Page 51

securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement.

On March 24, 2005, the investment adviser and Principal Underwriter filed a complaint against the Attorney General of the State of California in Los Angeles
County Superior Court. The complaint alleged that the Attorney General threatened to take enforcement actions against the investment adviser and
Principal Underwriter that are without merit and preempted by federal law. On the same day, following the filing of the investment adviser's and Principal
Underwriter's complaint, the Attorney General of the State of California filed a complaint against the Principal Underwriter and investment adviser. Filed in Los
Angeles County Superior Court, the Attorney General's complaint alleged violations of certain sections of the California Corporations Code with respect to so-called "revenue sharing" disclosures in mutual fund prospectuses and statements of additional information. On November 22, 2005, the Los Angeles
Superior Court dismissed the Attorney General's complaint. The Attorney General may appeal this decision, subject to certain timing requirements.

The investment adviser and Principal Underwriter believe that the likelihood that these matters could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. The SEC is conducting a related investigation as of the date of this statement of additional information. The investment adviser and Principal Underwriter are cooperating fully. In addition, a class action lawsuit has been filed in the U.S. District Court, Central District of
California, raising issues related to so-called "directed brokerage" and
"revenue sharing" practices. Further updates on these issues will be available on the American Funds website (americanfunds.com) under "American Funds regulatory matters."

OTHER INFORMATION -- The financial statements including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report are included in this statement of additional information. The following information is not included in the annual report:

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- DECEMBER 31, 2005

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $13.22
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $13.74

                      The Bond Fund of America -- Page 52

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                                                            FUND NUMBERS
                                                                 ------------------------------------
FUND                                                             CLASS A  CLASS B  CLASS C   CLASS F
-----------------------------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . .     002      202      302       402
American Balanced Fund/(R)/  . . . . . . . . . . . . . . . . .     011      211      311       411
American Mutual Fund/(R)/  . . . . . . . . . . . . . . . . . .     003      203      303       403
Capital Income Builder/(R)/  . . . . . . . . . . . . . . . . .     012      212      312       412
Capital World Growth and Income Fund/SM/ . . . . . . . . . . .     033      233      333       433
EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . . . . .     016      216      316       416
Fundamental Investors/SM/  . . . . . . . . . . . . . . . . . .     010      210      310       410
The Growth Fund of America/(R)/  . . . . . . . . . . . . . . .     005      205      305       405
The Income Fund of America/(R)/  . . . . . . . . . . . . . . .     006      206      306       406
The Investment Company of America/(R)/ . . . . . . . . . . . .     004      204      304       404
The New Economy Fund/(R)/  . . . . . . . . . . . . . . . . . .     014      214      314       414
New Perspective Fund/(R)/  . . . . . . . . . . . . . . . . . .     007      207      307       407
New World Fund/SM/ . . . . . . . . . . . . . . . . . . . . . .     036      236      336       436
SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . . . . .     035      235      335       435
Washington Mutual Investors Fund/SM/ . . . . . . . . . . . . .     001      201      301       401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/  . . . . . . . .     040      240      340       440
American High-Income Trust/SM/ . . . . . . . . . . . . . . . .     021      221      321       421
The Bond Fund of America/SM/ . . . . . . . . . . . . . . . . .     008      208      308       408
Capital World Bond Fund/(R)/ . . . . . . . . . . . . . . . . .     031      231      331       431
Intermediate Bond Fund of America/SM/  . . . . . . . . . . . .     023      223      323       423
Limited Term Tax-Exempt Bond Fund of America/SM/ . . . . . . .     043      243      343       443
The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . . . . .     019      219      319       419
The Tax-Exempt Fund of California/(R)/*  . . . . . . . . . . .     020      220      320       420
The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . . . . .     024      224      324       424
The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . . . . .     025      225      325       425
U.S. Government Securities Fund/SM/  . . . . . . . . . . . . .     022      222      322       422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/  . . . . . . . . . .     009      209      309       409
The Tax-Exempt Money Fund of America/SM/ . . . . . . . . . . .     039      N/A      N/A       N/A
The U.S. Treasury Money Fund of America/SM/  . . . . . . . . .     049      N/A      N/A       N/A
___________
*Qualified for sale only in certain jurisdictions.

                      The Bond Fund of America -- Page 53

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund  . . . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund  . . . .    1011     1211     1311     1511      1411
American Mutual Fund  . . . . .    1003     1203     1303     1503      1403
Capital Income Builder  . . . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund  . . . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund . . . .    1016     1216     1316     1516      1416
Fundamental Investors . . . . .    1010     1210     1310     1510      1410
The Growth Fund of America  . .    1005     1205     1305     1505      1405
The Income Fund of America  . .    1006     1206     1306     1506      1406
The Investment Company of
America . . . . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund  . . . . .    1014     1214     1314     1514      1414
New Perspective Fund  . . . . .    1007     1207     1307     1507      1407
New World Fund  . . . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund . . . . . .    1035     1235     1335     1535      1435
Washington Mutual Investors Fund
  . . . . . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust  . .    1021     1221     1321     1521      1421
The Bond Fund of America  . . .    1008     1208     1308     1508      1408
Capital World Bond Fund . . . .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America . . . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities Fund    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America . . . . . . . . . . . .    1009     1209     1309     1509      1409

                      The Bond Fund of America -- Page 54

                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523
Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain
jurisdictions.

                      The Bond Fund of America -- Page 55

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                      The Bond Fund of America -- Page 56

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                      The Bond Fund of America -- Page 57

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                      The Bond Fund of America -- Page 58

[Logo - American Funds ®]

Bond Fund of AmericaSM
Investment portfolio

December 31, 2005

Bonds & notes — 90.27%	Principal amount (000)		Market value (000)

CORPORATE BONDS & NOTES — 46.19%
FINANCIALS — 16.48%
International Lease Finance Corp., Series P, 3.125% 2007		$2,000	$1,952
International Lease Finance Corp. 3.75% 2007		5,800	5,697
ASIF Global Financing XVIII 3.85% 2007[1]		5,785	5,676
ASIF Global Financing XXVIII 4.301% 2007[1,2]		2,000	2,001
International Lease Finance Corp. 4.35% 2008		21,000	20,628
International Lease Finance Corp. 4.50% 2008		25,500	25,221
AIG SunAmerica Global Financing VII 5.85% 2008[1]		24,250	24,775
International Lease Finance Corp. 3.50% 2009		16,000	15,241
International Lease Finance Corp., Series O, 4.55% 2009		21,955	21,697
International Lease Finance Corp. 4.75% 2009		25,000	24,595
International Lease Finance Corp. 5.00% 2010		23,700	23,596
International Lease Finance Corp. 5.125% 2010		25,000	24,920
International Lease Finance Corp. 5.00% 2012		13,500	13,301
American International Group, Inc. 4.25% 2013		5,555	5,292
ASIF Global Financing XIX 4.90% 2013[1]		2,000	1,993
International Lease Finance Corp. 5.875% 2013		5,000	5,182
American International Group 5.05% 2015[1]		16,435	16,160
American General Finance Corp., Series I, 5.40% 2015		20,000	19,974
ILFC E-Capital Trust I 5.90% 2065[1,2]		18,000	18,090
ILFC E-Capital Trust II 6.25% 2065[1,2]		2,325	2,364
Household Finance Corp. 5.75% 2007		10,000	10,085
Household Finance Corp. 7.875% 2007		32,000	33,041
Household Finance Corp. 4.125% 2008		1,000	977
Household Finance Corp. 6.40% 2008		10,000	10,322
Household Finance Corp. 4.125% 2009		25,000	24,158
HSBC Finance Corp. 4.625% 2010		11,500	11,275
Household Finance Corp. 6.375% 2011		7,250	7,673
Household Finance Corp. 6.75% 2011		23,750	25,517
HSBC Finance Corp. 4.518% 2012[2]		15,000	15,029
HSBC Finance Corp. 4.841% 2012[2]		20,000	20,034
HSBC Holdings PLC 5.25% 2012		10,000	10,049
HSBC Bank USA 4.625% 2014[1]		4,000	3,847
HSBC Finance Corp. 5.00% 2015		31,730	30,912
HSBC Finance Capital Trust IX 5.911% 2035[2]		18,000	18,187
Midland Bank 5.00% Eurodollar note (undated)[2]		15,000	12,750
CIT Group Inc. 4.125% 2006		25,000	24,990
CIT Group Inc. 3.65% 2007		25,720	25,154
CIT Group Inc. 5.75% 2007		20,500	20,794
CIT Group Inc. 7.375% 2007		12,500	12,868
CIT Group Inc. 4.00% 2008		14,000	13,703
CIT Group Inc. 3.375% 2009		5,000	4,761
CIT Group Inc. 6.875% 2009		31,000	32,910
CIT Group Inc. 4.25% 2010		30,000	29,216
CIT Group Inc. 7.75% 2012		26,875	30,518
J.P. Morgan Chase & Co. 5.35% 2007		3,285	3,299
J.P. Morgan Chase & Co. 4.00% 2008		12,500	12,297
BANK ONE, Texas, NA 6.25% 2008		7,250	7,440
J.P. Morgan Chase & Co. 6.75% 2011		15,000	16,083
J.P. Morgan Chase & Co. 6.625% 2012		14,165	15,284
J.P. Morgan Chase & Co. 5.75% 2013		16,000	16,524
J.P. Morgan Chase & Co. 4.75% 2015		7,500	7,263
J.P. Morgan Chase & Co. 4.891% 2015		55,000	54,454
Bank One Corp. 4.90% 2015		9,000	8,758
J.P. Morgan Chase & Co. 5.15% 2015		24,190	23,892
Chase Capital II, Global Floating Rate Capital Securities, Series B, 4.75% 2027[2]		20,000	18,947
USA Education, Inc. 5.625% 2007		45,150	45,434
SLM Corp., Series A, 3.95% 2008		17,500	17,084
SLM Corp., Series A, 4.00% 2010		5,500	5,294
SLM Corp., Series A, 4.50% 2010		65,000	63,701
SLM Corp., Series A, 5.125% 2012		5,000	5,014
SLM Corp., Series A, 5.375% 2013		5,450	5,534
SLM Corp., Series A, 5.375% 2014		10,000	10,117
HBOS Treasury Services PLC 3.75% 2008[1]		2,000	1,948
HBOS PLC, Series B, 5.92% (undated)[1,2]		105,200	106,370
HBOS PLC 6.413% (undated)[1]		10,000	10,150
Bank of Scotland 7.00% (undated)[1,2]		25,000	25,800
Washington Mutual, Inc. 7.50% 2006		12,000	12,184
Washington Mutual, Inc. 5.625% 2007		11,000	11,063
Washington Mutual, Inc. 4.375% 2008		16,735	16,543
Washington Mutual, Inc. 4.20% 2010		12,500	12,114
Washington Mutual, Inc. 4.45% 2010[2]		31,000	31,064
Washington Mutual Bank, FA 6.875% 2011		10,000	10,815
Washington Mutual, Inc. 5.00% 2012		14,000	13,852
Washington Mutual, Inc. 5.25% 2017		15,000	14,597
Providian Financial Corp., Series A, 9.525% 2027[1]		16,750	18,158
Prudential Financial, Inc. 4.104% 2006		10,000	9,936
Prudential Insurance Co. of America 6.375% 2006[1]		4,000	4,033
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[1]		7,500	7,293
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[1]		2,500	2,466
PRICOA Global Funding I 4.20% 2010[1]		17,000	16,518
Prudential Financial, Inc., Series B, 4.75% 2014		4,000	3,915
Prudential Financial, Inc., Series B, 5.10% 2014		1,000	997
Prudential Holdings, LLC, Series C, 8.695% 2023[1,3]		57,035	72,468
Resona Bank, Ltd. 3.75% 2015[2]		€9,740	11,555
Resona Bank, Ltd. 5.85% (undated)[1,2]		$44,375	44,272
Sumitomo Mitsui Banking Corp. 4.375% 2014[2]		€6,670	8,134
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]		$90,625	90,454
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]		74,250	77,284
Société Générale 7.85% (undated)[1,2]		17,705	18,285
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[1]		57,950	56,153
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[1]		26,600	26,326
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017		£3,470	6,155
Citigroup Inc. 3.50% 2008		$20,000	19,481
Citigroup Inc. 4.25% 2009		15,000	14,686
Citigroup Inc. 4.125% 2010		26,000	25,283
Citigroup Inc. 5.625% 2012		5,675	5,857
Lazard Group LLC 7.125% 2015		58,990	62,051
XL Capital Finance (Europe) PLC 6.50% 2012		12,455	13,174
XL Capital Ltd. 5.25% 2014		7,315	7,152
Mangrove Bay Pass Through Trust 6.102% 2033[1,2]		31,505	31,368
Twin Reefs Asset Trust (XLFA), Series B, 5.36% (undated)[1,2]		9,200	9,210
Banco Santander Central Hispano, SA 7.625% 2010		4,000	4,434
Abbey National PLC 6.70% (undated)[2]		18,380	19,022
Abbey National PLC 7.35% (undated)[2]		30,500	31,051
Abbey National PLC 7.50% (undated)[2]		£2,975	6,086
BNP Paribas 4.80% 2015[1]		$10,100	9,874
BNP Paribas 5.186% noncumulative (undated)[1,2]		49,160	47,780
Allstate Life Global Funding Trust, Series 2004-2, 4.45% 2007[2]		3,000	3,000
Allstate Financial Global Funding LLC 5.25% 2007[1]		26,500	26,568
Allstate Financial Global Funding LLC 4.25% 2008[1]		7,500	7,376
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009		18,000	17,760
Allstate Life Global Funding 4.25% 2010		2,000	1,948
ReliaStar Financial Corp. 8.00% 2006		23,160	23,676
ING Security Life Institutional Funding 2.70% 2007[1]		4,730	4,598
ReliaStar Financial Corp. 6.50% 2008		6,016	6,255
ING Bank NV 5.50% 2012		€3,750	4,930
ING Groep NV 5.775% (undated)[2]		$16,000	16,246
Price REIT, Inc. 7.50% 2006		2,760	2,818
Kimco Realty Corp., Series C, 3.95% 2008		9,200	9,007
Kimco Realty Corp., Series C, 4.82% 2011		10,000	9,855
Kimco Realty Corp. 6.00% 2012		18,500	19,339
Kimco Realty Corp., Series C, 4.82% 2014		12,000	11,588
Kimco Realty Corp., Series C, 4.904% 2015		3,000	2,894
EOP Operating LP 7.75% 2007		2,000	2,096
EOP Operating LP 6.75% 2008		24,500	25,343
EOP Operating LP 4.65% 2010		17,010	16,498
EOP Operating LP 6.75% 2012		8,250	8,766
EOP Operating LP 7.50% 2029		1,710	1,933
Kazkommerts International BV 7.00% 2009[1]		11,000	11,341
Kazkommerts International BV 7.00% 2009		2,850	2,938
Kazkommerts International BV 8.50% 2013		8,500	9,302
Kazkommerts International BV (CGMD) 7.375% 2014[1,2]		2,250	2,320
Kazkommerts International BV 7.875% 2014[1]		9,200	9,706
Kazkommerts International BV 8.00% 2015[1]		15,500	16,478
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006[1]		11,025	11,031
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007[1]		17,500	17,531
AEGON NV 4.625% 2008		€7,750	9,476
Transamerica Corp. 9.375% 2008		$7,500	8,119
Monumental Global Funding II, Series 2004-F, 4.375% 2009[1]		2,000	1,959
AEGON NV 6.125% 2031		£1,600	3,287
MBNA Corp., Series F, 7.50% 2012		$6,200	6,992
MBNA Capital A, Series A, 8.278% 2026		7,500	7,987
MBNA Global Capital Funding, Series B, 5.05% 2027[2]		32,800	32,261
TuranAlem Finance BV 8.00% 2014		9,710	10,123
TuranAlem Finance BV 8.50% 2015[1]		24,100	26,011
TuranAlem Finance BV 8.50% 2015		6,890	7,436
HVB Funding Trust I 8.741% 2031[1]		18,339	24,353
HVB Funding Trust III 9.00% 2031[1]		12,425	16,810
Liberty Mutual Group Inc. 6.50% 2035[1]		42,015	41,123
Royal Bank of Scotland Group PLC 8.375% 2007		£6,500	11,607
Royal Bank of Scotland Group PLC 5.00% 2014		$6,500	6,448
National Westminster Bank PLC 7.75% (undated)[2]		$17,000	$17,765
CNA Financial Corp. 6.75% 2006		3,000	3,041
CNA Financial Corp. 6.60% 2008		3,458	3,580
CNA Financial Corp. 5.85% 2014		13,500	13,620
CNA Financial Corp. 7.25% 2023		18,088	19,977
Developers Diversified Realty Corp. 3.875% 2009		19,500	18,744
Developers Diversified Realty Corp. 5.00% 2010		2,500	2,466
Developers Diversified Realty Corp. 5.50% 2015		17,500	17,333
Countrywide Home Loans, Inc., Series M, 4.125% 2009		20,000	19,281
Countrywide Home Loans, Inc., Series L, 4.00% 2011		20,000	18,840
ACE Ltd. 6.00% 2007		1,000	1,011
ACE INA Holdings Inc. 5.875% 2014		14,500	15,024
ACE INA Holdings Inc. 8.875% 2029		2,450	3,270
ACE Capital Trust II 9.70% 2030		12,423	17,335
Nationwide Life Insurance Co. 5.35% 2007[1]		4,250	4,261
North Front Pass Through Trust 5.81% 2024[1,2]		18,500	18,549
Nationwide Mutual Insurance Co. 7.875% 2033[1]		8,000	9,720
Nationwide Mutual Insurance Co. 6.60% 2034[1]		2,000	2,019
Berkshire Hathaway Finance Corp. 4.125% 2010		25,000	24,316
Berkshire Hathaway Finance Corp. 4.75% 2012		10,000	9,899
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008		34,250	33,681
Bank of America Corp. 3.875% 2008		2,000	1,964
Bank of America Corp. 4.375% 2010		13,000	12,697
Bank of America Corp. 4.50% 2010		9,000	8,853
BankAmerica Corp. 7.125% 2011		1,750	1,934
Bank of America Corp. 4.875% 2012		2,000	1,989
Bank of America Corp. 5.25% 2015		5,000	5,020
Skandinaviska Enskilda Banken AB 4.958% (undated)[1,2]		7,050	6,782
Skandinaviska Enskilda Banken AB 5.471% (undated)[1,2]		12,000	11,898
Skandinaviska Enskilda Banken AB 7.50% (undated)[2]		12,500	13,521
PLD International Finance LLC 4.375% 2011		€4,150	5,056
ProLogis Trust 5.625% 2015[1]		$25,000	25,197
Principal Life Global Funding I 2.80% 2008[1]		11,625	11,087
Principal Life Global Funding I 4.40% 2010[1]		16,600	16,159
Principal Life Income Fundings Trust, Series 2005-34, 5.20% 2010		2,000	2,018
Hospitality Properties Trust 7.00% 2008		1,000	1,037
Hospitality Properties Trust 6.75% 2013		17,845	19,039
Hospitality Properties Trust 5.125% 2015		7,100	6,806
iStar Financial, Inc. 5.375% 2010		10,675	10,590
iStar Financial, Inc., Series B, 5.125% 2011		1,500	1,463
iStar Financial, Inc. 6.05% 2015		14,285	14,430
Wells Fargo & Co. 3.50% 2008		3,310	3,218
Wells Fargo & Co. 4.125% 2008		23,000	22,666
Bayerische Landesbank, Series F, 2.50% 2006		26,000	25,873
Development Bank of Singapore Ltd. 7.875% 2009[1]		20,000	21,804
Development Bank of Singapore Ltd. 7.125% 2011[1]		3,500	3,822
Simon Property Group, LP 4.875% 2010		12,000	11,856
Simon Property Group, Inc. 5.375% 2011[1]		12,500	12,544
Assurant, Inc. 5.625% 2014		23,500	23,840
Rouse Co. 3.625% 2009		5,200	4,860
Rouse Co. 7.20% 2012		17,700	18,597
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007[1]		23,125	23,146
Hartford Financial Services Group, Inc. 2.375% 2006		2,000	1,981
Hartford Financial Services Group, Inc. 4.70% 2007		16,250	16,161
Hartford Financial Services Group, Inc. 4.625% 2013		5,000	4,802
Metropolitan Life Global Funding I, Series 2004-2, 4.561% 2007[1,2]		1,500	1,502
Met Life Global Funding I 2.60% 2008[1]		20,000	18,870
MetLife, Inc. 5.00% 2015		2,000	1,965
John Hancock Global Funding II, Series 2002-G, 5.00% 2007[1]		5,000	5,001
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[1]		18,000	17,291
United Overseas Bank Ltd. 5.375% 2019[1,2]		22,250	22,201
Zions Bancorporation 5.50% 2015		21,625	21,826
Canadian Imperial Bank of Commerce 4.25% Eurodollar note 2085[2]		25,000	20,875
Irvine Co., Class A, 7.46% 2006[1,4]		15,000	15,000
Irvine Apartment Communities, LP 7.00% 2007		5,000	5,107
New York Life Global Funding 4.625% 2010[1]		20,000	19,811
United Dominion Realty Trust, Inc., Series E, 4.50% 2008		17,000	16,736
Credit Suisse First Boston (USA), Inc. 6.50% 2012		15,000	16,067
Standard Chartered Bank 4.775% (undated)[2]		5,000	4,025
Standard Chartered Bank 4.813% Eurodollar note (undated)[2]		15,000	12,037
Genworth Financial, Inc. 4.641% 2007[2]		2,500	2,506
Genworth Financial, Inc. 4.75% 2009		10,345	10,260
Genworth Financial, Inc. 5.75% 2014		3,000	3,136
Weingarten Realty Investors, Series A, 5.263% 2012		5,000	5,066
Weingarten Realty Investors, Series A, 4.857% 2014		11,080	10,652
Barclays Bank PLC 8.55% (undated)[1,2]		13,080	15,107
Protective Life Insurance Co., Series 2005-C, 4.85% 2010		15,000	14,991
Downey Financial Corp. 6.50% 2014		14,380	14,449
Plum Creek Timberlands, LP 5.875% 2015		13,000	13,193
Advanta Capital Trust I, Series B, 8.99% 2026		12,500	12,688
E*TRADE Financial Corp. 7.375% 2013[1]		925	941
E*TRADE Financial Corp. 7.875% 2015		10,570	10,966
Independence Community Bank Corp. 4.90% 2010		12,000	11,800
MassMutual Global Funding II, Series 2002-1, 3.50% 2010[1]		12,000	11,328
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026		10,200	11,325
Banco Santander-Chile 5.375% 2014[1]		11,200	11,207
PNC Funding Corp. 4.20% 2008		6,750	6,653
PNC Funding Corp. 5.125% 2010		4,000	4,017
AB Spintab 6.00% 2009		SKr73,000	9,979
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011[1]		$10,000	9,878
Post Apartment Homes, LP 7.70% 2010		1,400	1,548
Post Apartment Homes, LP 5.125% 2011		7,720	7,686
American Express Credit Corp. 3.00% 2008		9,060	8,688
Bank of Nova Scotia 4.25% Eurodollar note 2085[2]		10,000	8,464
Host Marriott, LP, Series G, 9.25% 2007		625	663
Host Marriott, LP, Series M, 7.00% 2012		6,595	6,793
Host Marriott, LP, Series O, 6.375% 2015		710	712
Chohung Bank 4.50% 2014[1,2]		8,000	7,719
Travelers Property Casualty Corp. 3.75% 2008		5,500	5,367
St. Paul Travelers Companies, Inc. 5.50% 2015		2,000	2,018
Capital One Financial Corp. 6.25% 2013		7,000	7,313
Lloyds Bank, Series 2, 4.59% (undated)[2]		8,000	6,990
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]		6,500	6,910
Allied Irish Banks Ltd. 4.75% (undated)[2]		7,000	6,265
National Australia Bank Ltd. 5.486% (undated)[1,2]		5,925	5,932
Swedish Export Credit Corp. 4.00% 2010		5,950	5,807
Munich Re Finance BV 6.75% 2023[2]		€3,670	5,078
Wachovia Corp., Series G, 4.375% 2010		$5,000	4,896
Industrial Bank of Korea 4.00% 2014[1,2]		5,000	4,797
Westpac Capital Trust IV 5.256% (undated)[1,2]		4,500	4,416
Bergen Bank 4.188% (undated)[2]		5,000	4,213
National Bank of Canada 4.188% 2087[2]		5,000	4,075
Christiana Bank Og Kreditkasse 4.75% (undated)[2]		4,000	3,529
Federal Realty Investment Trust 4.50% 2011		3,500	3,339
UnumProvident Finance Co. PLC 6.85% 2015[1]		3,025	3,157
Willis North America Inc. 5.625% 2015		2,500	2,504
FelCor Lodging LP 9.00% 2011[2]		2,270	2,497
Fairfax Financial Holdings Ltd. 7.75% 2012		2,500	2,345
ERP Operating LP 4.75% 2009		2,225	2,201
Deutsche Bank Financial LLC 5.375% 2015		2,000	2,033
UnionBanCal Corp. 5.25% 2013		2,000	1,997
Principal Life Insurance Co. 3.20% 2009		2,000	1,908
Crescent Real Estate LP 7.50% 2007		1,190	1,214
LaBranche & Co Inc. 9.50% 2009		740	784
			3,786,844

CONSUMER DISCRETIONARY — 8.82%
General Motors Acceptance Corp. 4.50% 2006		4,600	4,461
General Motors Acceptance Corp. 6.125% 2006		3,880	3,769
General Motors Acceptance Corp. 5.05% 2007[2]		27,000	25,660
General Motors Acceptance Corp. 5.22% 2007[2]		15,000	14,173
General Motors Acceptance Corp. 6.15% 2007		2,750	2,598
General Motors Acceptance Corp. 5.125% 2008		9,855	8,778
Residential Capital Corp. 5.67% 2008[2]		17,500	17,537
General Motors Acceptance Corp. 5.85% 2009		25,790	23,088
Residential Capital Corp. 6.375% 2010		40,000	40,684
General Motors Acceptance Corp. 7.75% 2010		9,060	8,468
General Motors Acceptance Corp. 6.875% 2011		48,055	43,873
General Motors Corp. 7.20% 2011		13,700	9,693
General Motors Acceptance Corp. 7.25% 2011		26,795	24,654
General Motors Acceptance Corp. 7.00% 2012		37,750	34,277
General Motors Corp. 7.125% 2013		6,865	4,565
General Motors Corp. 7.25% 2013		€9,920	7,860
General Motors Acceptance Corp. 6.61% 2014[2]		$75,000	67,639
Residential Capital Corp. 6.875% 2015		2,780	2,959
General Motors Corp. 7.70% 2016		1,000	652
General Motors Corp. 8.375% 2033		1,200	798
Ford Motor Credit Co. 5.50% 2006		€2,750	3,239
Ford Motor Credit Co. 6.50% 2007		$1,000	968
Ford Motor Credit Co. 7.20% 2007		3,000	2,857
Ford Motor Credit Co. 5.80% 2009		3,500	3,055
Ford Motor Credit Co. 7.375% 2009		53,725	47,686
Ford Motor Credit Co. 5.72% 2010[2]		35,275	30,751
Ford Motor Credit Co. 7.875% 2010		141,000	126,999
Hertz Corp. 8.875% 2014[1]		1,250	1,280
Hertz Corp. 10.50% 2016[1]		2,650	2,743
DaimlerChrysler North America Holding Corp. 6.40% 2006		13,885	13,955
DaimlerChrysler North America Holding Corp. 4.05% 2008		4,750	4,627
DaimlerChrysler North America Holding Corp. 4.75% 2008		4,800	4,758
DaimlerChrysler North America Holding Corp. 7.20% 2009		22,500	23,814
DaimlerChrysler North America Holding Corp. 4.875% 2010		37,750	36,895
DaimlerChrysler North America Holding Corp. 8.00% 2010		56,500	61,849
DaimlerChrysler North America Holding Corp. 7.75% 2011		23,600	25,848
DaimlerChrysler North America Holding Corp. 6.50% 2013		11,610	12,175
DaimlerChrysler North America Holding Corp. 8.50% 2031		1,610	1,954
Comcast Cable Communications, Inc. 8.375% 2007		7,000	7,302
Comcast Cable Communications, Inc. 6.20% 2008		7,150	7,345
Lenfest Communications, Inc. 7.625% 2008		6,750	7,071
Comcast Cable Communications, Inc. 6.875% 2009		15,194	15,971
Comcast Corp. 5.45% 2010		6,250	6,294
Comcast Cable Communications, Inc. 6.75% 2011		4,355	4,616
Tele-Communications, Inc. 9.80% 2012		17,500	21,137
Comcast Cable Communications, Inc. 7.125% 2013		1,650	1,796
Tele-Communications, Inc. 7.875% 2013		7,500	8,489
Comcast Corp. 5.85% 2015		30,730	31,185
Comcast Corp. 6.50% 2015		23,000	24,349
Comcast Corp. 5.65% 2035		6,670	6,158
Clear Channel Communications, Inc. 6.625% 2008		5,375	5,510
Chancellor Media Corp. of Los Angeles 8.00% 2008		12,500	13,298
Clear Channel Communications, Inc. 7.65% 2010		14,826	15,886
Clear Channel Communications, Inc. 5.75% 2013		12,200	11,978
Clear Channel Communications, Inc. 5.50% 2014		3,000	2,876
Clear Channel Communications, Inc. 6.875% 2018		13,000	13,123
Harrah’s Operating Co., Inc. 5.50% 2010		30,260	30,278
Harrah’s Operating Co., Inc. 5.625% 2015		14,650	14,418
Harrah’s Operating Co., Inc. 5.75% 2017		12,000	11,704
Time Warner Inc. 8.18% 2007		2,225	2,328
AOL Time Warner Inc. 6.875% 2012		40,000	42,634
AOL Time Warner Inc. 7.625% 2031		9,825	10,974
Viacom Inc. 6.40% 2006		5,000	5,006
Viacom Inc. 5.625% 2007		6,600	6,637
Viacom Inc. 7.70% 2010		13,000	14,046
Viacom Inc. 6.625% 2011		13,000	13,555
Viacom Inc. 5.625% 2012		8,500	8,451
Toll Brothers, Inc. 6.875% 2012		9,875	10,387
Toll Brothers, Inc. 4.95% 2014		23,720	22,015
Toll Brothers Finance Corp. 5.15% 2015[1]		14,000	13,000
Pulte Homes, Inc. 4.875% 2009		25,300	24,803
Pulte Homes, Inc. 5.20% 2015		6,795	6,404
Pulte Homes, Inc. 7.625% 2017		7,500	8,328
Liberty Media Corp. 7.875% 2009		2,500	2,647
Liberty Media Corp. 5.70% 2013		1,000	937
Liberty Media Corp. 8.50% 2029		8,675	8,634
Liberty Media Corp. 8.25% 2030		25,745	25,355
Cox Communications, Inc. 7.75% 2006		2,325	2,359
Cox Communications, Inc. 5.039% 2007[2]		5,000	5,041
Cox Communications, Inc. 7.875% 2009		1,000	1,075
Cox Communications, Inc. 4.625% 2010		5,000	4,845
Cox Communications, Inc. 7.75% 2010		10,000	10,842
Cox Communications, Inc. 5.45% 2014		12,750	12,463
American Honda Finance Corp. 5.125% 2010[1]		34,350	34,491
J.C. Penney Co., Inc. 9.00% 2012		995	1,176
J.C. Penney Co., Inc. 7.65% 2016		9,970	11,384
J.C. Penney Co., Inc. 7.95% 2017		16,680	19,458
J.C. Penney Co., Inc. 7.125% 2023		425	475
J.C. Penney Co., Inc. 7.625% 2097		500	519
Target Corp. 3.375% 2008		8,330	8,097
Target Corp. 5.375% 2009		24,500	24,880
Ryland Group, Inc. 5.375% 2008		2,000	2,000
Ryland Group, Inc. 5.375% 2012		30,900	29,729
News America Holdings Inc. 6.625% 2008		12,900	13,310
News America Inc. 5.30% 2014		16,000	15,908
Carnival Corp. 3.75% 2007		8,500	8,313
Carnival Corp. 6.15% 2008		18,623	19,081
Tribune Co. 4.875% 2010		22,500	21,964
American Media Operations, Inc., Series B, 10.25% 2009		13,625	12,501
American Media Operations, Inc. 8.875% 2011		7,060	6,036
Kohl's Corp. 6.30% 2011		16,000	16,864
Kohl’s Corp. 7.375% 2011		1,500	1,656
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[1]		9,650	9,650
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013		5,500	5,266
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[1]		2,500	2,500
Centex Corp. 4.75% 2008		8,000	7,920
Centex Corp. 5.80% 2009		2,500	2,534
Centex Corp. 5.25% 2015		6,725	6,400
May Department Stores Co. 4.80% 2009		16,500	16,283
Mohegan Tribal Gaming Authority 6.375% 2009		14,410	14,572
Mohegan Tribal Gaming Authority 7.125% 2014		1,500	1,543
AMC Entertainment Inc., Series B, 8.625% 2012		3,000	3,150
AMC Entertainment Inc. 8.00% 2014		14,175	12,899
Visteon Corp. 8.25% 2010		17,690	15,125
Visteon Corp. 7.00% 2014		525	408
Cinemark USA, Inc. 9.00% 2013		8,325	8,845
Cinemark, Inc. 0%/9.75% 2014[5]		8,750	6,519
Seminole Tribe of Florida 5.798% 2013[1]		14,750	14,698
Univision Communications Inc. 7.85% 2011		13,250	14,598
Six Flags, Inc. 8.875% 2010		5,000	4,900
Six Flags, Inc. 9.75% 2013		8,375	8,260
Six Flags, Inc. 9.625% 2014		850	831
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014		14,015	13,700
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012		12,025	12,777
CanWest Media Inc., Series B, 8.00% 2012		12,426	12,752
Grupo Posadas, SA de CV 8.75% 2011[1]		10,585	10,850
Grupo Posadas, SA de CV 8.75% 2011		1,050	1,076
Young Broadcasting Inc. 10.00% 2011		12,317	11,593
MGM MIRAGE 6.00% 2009		1,975	1,973
MGM MIRAGE 8.50% 2010		6,850	7,458
MGM MIRAGE 6.75% 2012		1,050	1,070
MGM MIRAGE 5.875% 2014		500	480
MGM MIRAGE 6.625% 2015		525	526
Telenet Group Holding NV 0%/11.50% 2014[1,5]		12,709	10,485
Toys “R” Us, Inc. 7.875% 2013		12,005	9,604
Toys “R” Us, Inc. 7.375% 2018		1,000	725
Lowe’s Companies, Inc. 8.25% 2010		8,450	9,571
Iesy Repository GmbH 10.375% 2015[1]		8,550	8,935
Kabel Deutschland GmbH 10.625% 2014[1]		8,375	8,857
William Lyon Homes, Inc. 7.625% 2012		5,750	5,103
William Lyon Homes, Inc. 10.75% 2013		2,000	2,075
William Lyon Homes, Inc. 7.50% 2014		1,500	1,305
Royal Caribbean Cruises Ltd. 7.00% 2007		1,400	1,441
Royal Caribbean Cruises Ltd. 8.75% 2011		4,325	4,909
Royal Caribbean Cruises Ltd. 6.875% 2013		1,150	1,224
Delphi Automotive Systems Corp. 6.55% 2006[6]		500	255
Delphi Automotive Systems Corp. 6.50% 2009[6]		6,000	3,060
Delphi Corp. 6.50% 2013[6]		7,020	3,563
Delphi Automotive Systems Corp. 7.125% 2029[6]		1,350	692
NTL Cable PLC 8.75% 2014		5,825	6,116
NTL Cable PLC 8.75% 2014		€1,000	1,257
Payless ShoeSource, Inc. 8.25% 2013		$7,000	7,350
Emmis Operating Co. 6.875% 2012		4,250	4,245
Emmis Communications Corp. 10.366% 2012[2]		3,075	3,102
Technical Olympic USA, Inc. 9.00% 2010		2,600	2,642
Technical Olympic USA, Inc. 9.00% 2010		950	965
Technical Olympic USA, Inc. 7.50% 2011		3,750	3,361
Thomson Corp. 5.50% 2035		7,000	6,780
Regal Cinemas Corp., Series B, 9.375% 2012[4]		6,375	6,657
MDC Holdings, Inc. 5.50% 2013		6,555	6,359
PETCO Animal Supplies, Inc. 10.75% 2011		5,750	6,253
Century Communications Corp. 0% 2003[7]		5,000	4,250
Adelphia Communications Corp. 10.25% 2006[6]		3,500	1,960
Tenneco Automotive Inc., Series B, 10.25% 2013		750	823
Tenneco Automotive Inc. 8.625% 2014		5,510	5,234
Neiman Marcus Group, Inc. 9.00% 2015[1,8]		5,870	6,031
Marriott International, Inc., Series F, 4.625% 2012		1,500	1,446
Marriott International, Inc. 5.81% 2015[1]		4,500	4,569
Blockbuster Inc. 9.75% 2012[1]		6,545	5,792
RBS-Zero Editora Jornalística SA 11.00% 2010[1]		5,492	5,753
Dollarama Group LP 8.875% 2012[1]		5,550	5,467
Stoneridge, Inc. 11.50% 2012		5,158	5,274
D.R. Horton, Inc. 9.75% 2010		1,150	1,306
D.R. Horton, Inc. 7.875% 2011		800	875
D.R. Horton, Inc. 6.125% 2014		1,500	1,503
D.R. Horton, Inc. 5.25% 2015		1,500	1,412
Fisher Communications, Inc. 8.625% 2014		4,550	4,823
WCI Communities, Inc. 9.125% 2012		3,115	3,115
WCI Communities, Inc. 7.875% 2013		1,750	1,658
Cooper-Standard Automotive Inc. 7.00% 2012		3,250	3,006
Cooper-Standard Automotive Inc. 8.375% 2014		1,700	1,300
Radio One, Inc., Series B, 8.875% 2011		4,000	4,240
Carmike Cinemas, Inc. 7.50% 2014		4,200	3,953
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014		4,300	3,859
Gannett Co., Inc. 6.375% 2012		3,665	3,807
Sealy Mattress Co. 8.25% 2014		3,500	3,622
Vidéotron Ltée 6.875% 2014		2,525	2,569
Vidéotron Ltée 6.375% 2015[1]		1,000	999
Buffets, Inc. 11.25% 2010		3,275	3,357
Hyatt Equities, LLC 6.875% 2007[1]		3,250	3,317
Warner Music Group 7.375% 2014		3,300	3,292
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007		250	256
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012		2,550	2,824
Cablevision Systems Corp., Series B, 8.00% 2012		3,260	3,064
Kingfisher PLC 5.625% 2014		£1,740	3,011
YUM! Brands, Inc. 7.70% 2012		$2,500	2,766
WDAC Subsidiary Corp. 8.375% 2014[1]		2,600	2,532
Reader's Digest Association, Inc. 6.50% 2011		2,500	2,456
Bombardier Recreational Products Inc. 8.375% 2013		2,425	2,440
Gaylord Entertainment Co. 8.00% 2013		2,300	2,421
LBI Media, Inc. 10.125% 2012		2,250	2,399
Aztar Corp. 7.875% 2014		2,250	2,368
Lighthouse International Co. SA 8.00% 2014		€1,750	2,202
GSC Holdings Corp. and GameStop, Inc. 7.875% 2011[1,2]		$2,000	1,990
KB Home 6.25% 2015		2,000	1,945
Dana Corp. 5.85% 2015		2,500	1,787
Jostens IH Corp. 7.625% 2012		1,615	1,631
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013		1,493	1,612
Hilton Hotels Corp. 8.25% 2011		1,325	1,454
Loews Cineplex Entertainment Corp. 9.00% 2014		1,250	1,269
TRW Automotive Acquisition Corp. 9.375% 2013		1,075	1,169
Riddell Bell Holdings Inc. 8.375% 2012		1,230	1,147
Warnaco, Inc. 8.875% 2013		925	1,001
Standard Pacific Corp. 5.125% 2009		1,000	944
Dillard’s, Inc. 6.625% 2018		1,000	929
Boyd Gaming Corp. 6.75% 2014		750	748
Dex Media, Inc., Series B, 8.00% 2013		525	538
Boyds Collection, Ltd., Series B, 9.00% 2008[4,6]		1,501	390
			2,026,983

TELECOMMUNICATION SERVICES — 5.74%
Sprint Capital Corp. 4.78% 2006		2,425	2,423
Sprint Capital Corp. 7.625% 2011		10,000	11,039
Nextel Communications, Inc. 6.875% 2013		100,980	105,432
Nextel Communications, Inc. 7.375% 2015		85,025	89,798
Sprint Capital Corp. 6.875% 2028		15,000	16,439
France Télécom 7.00% 2008[2]		€3,500	4,447
France Télécom 7.75% 2011[2]		$111,350	124,505
SBC Communications Inc. 5.75% 2006		3,575	3,584
SBC Communications Inc. 4.542% 2008[2]		9,460	9,481
SBC Communications Inc. 4.125% 2009		31,345	30,293
SBC Communications Inc. 6.25% 2011		1,150	1,204
AT&T Corp. 9.05% 2011[2]		5,917	6,557
SBC Communications Inc. 5.10% 2014		22,745	22,258
SBC Communications Inc. 6.15% 2034		27,460	27,675
SBC Communications Inc. 6.45% 2034		13,750	14,355
Cingular Wireless LLC 5.625% 2006		5,000	5,037
AT&T Wireless Services, Inc. 7.35% 2006		2,750	2,762
AT&T Wireless Services, Inc. 7.875% 2011		15,355	17,248
AT&T Wireless Services, Inc. 8.125% 2012		62,630	72,456
Telecom Italia Capital SA, Series A, 4.00% 2008		1,270	1,232
Sogerim SA 7.25% 2011		€ 2,650	3,642
Telecom Italia SpA 6.25% 2012		18,500	24,754
Telecom Italia Capital SA, Series B, 5.25% 2013		$9,050	8,895
Telecom Italia Capital SA 4.95% 2014		20,000	19,135
Telecom Italia Capital SA 5.25% 2015		37,000	36,005
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006		91,330	91,652
BellSouth Corp. 4.20% 2009		37,530	36,487
BellSouth Corp. 4.75% 2012		22,725	22,177
BellSouth Corp. 5.20% 2016		22,000	21,637
Verizon Global Funding Corp. 6.125% 2007		3,625	3,688
Verizon Global Funding Corp. 7.25% 2010		7,690	8,353
Verizon New York Inc., Series A, 6.875% 2012		5,250	5,480
Verizon Global Funding Corp. 7.375% 2012		7,360	8,219
Verizon Global Funding Corp. 7.75% 2030		29,700	35,410
Vodafone Group PLC 7.75% 2010		35,285	38,681
Koninklijke KPN NV 4.75% 2008		€6,000	7,328
Koninklijke KPN NV 8.00% 2010		$27,575	30,314
Deutsche Telekom International Finance BV 8.50% 2010[2]		1,300	1,475
Deutsche Telekom International Finance BV 6.625% 2011		€1,200	1,633
Deutsche Telekom International Finance BV 8.75% 2030[2]		$20,000	25,513
British Telecommunications PLC 8.375% 2010[2]		15,000	17,093
British Telecommunications PLC 7.125% 2011[2]		€5,500	7,607
British Telecommunications PLC 5.75% 2028		£1,800	3,188
ALLTEL Corp. 4.656% 2007		$26,675	26,563
CenturyTel, Inc., Series M, 5.00% 2015		24,000	22,427
Dobson Communications Corp. 8.40% 2012[1,2]		1,650	1,650
Dobson Cellular Systems, Inc. 9.875% 2012		13,300	14,730
Dobson Communications Corp. 8.875% 2013		5,000	5,013
Triton PCS, Inc. 8.75% 2011		2,975	2,179
Triton PCS, Inc. 9.375% 2011		8,875	6,523
Triton PCS, Inc. 8.50% 2013		13,550	12,669
Singapore Telecommunications Ltd. 6.375% 2011[1]		16,250	17,339
Singapore Telecommunications Ltd. 6.375% 2011		3,475	3,708
PCCW-HKT Capital Ltd. 8.00% 2011[1,2]		15,000	16,609
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[1]		3,600	3,457
American Tower Corp. 7.125% 2012		17,275	17,880
Qwest Capital Funding, Inc. 7.75% 2006		3,595	3,649
U S WEST Capital Funding, Inc. 6.375% 2008		1,400	1,396
Qwest Capital Funding, Inc. 7.90% 2010		950	988
Qwest Capital Funding, Inc. 7.25% 2011		4,150	4,223
U S WEST Capital Funding, Inc. 6.875% 2028		4,725	4,335
Qwest Capital Funding, Inc. 7.75% 2031		2,605	2,514
Centennial Cellular Corp. 10.75% 2008		379	388
Centennial Communications Corp. 10.25% 2013[1,2]		6,000	6,045
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[2]		8,250	8,415
Intelsat, Ltd. 8.695% 2012[1,2]		4,950	5,055
Intelsat, Ltd. 8.25% 2013[1]		4,675	4,745
Intelsat, Ltd. 8.625% 2015[1]		4,000	4,060
Telekom Austria AG 3.375% 2010		€4,200	4,899
Telekom Finanzmanagement GmbH 4.25% 2017		5,415	6,265
NTELOS Inc. 9.39% 2012[2]		$9,500	9,595
NTELOS Holding Corp. 12.90% 2013[1,2,8]		1,000	1,002
Hawaiian Telcom Communications, Inc. 9.75% 2013[1]		5,895	5,792
Hawaiian Telcom Communications, Inc. 9.948% 2013[1,2]		1,730	1,678
Hawaiian Telcom Communications, Inc. 9.948% 2013[1,2]		95	92
Hawaiian Telcom Communications, Inc. 12.50% 2015[1]		3,050	2,867
Rogers Wireless Inc. 7.25% 2012		1,275	1,347
Rogers Wireless Inc. 7.50% 2015		6,925	7,514
Rogers Cantel Inc. 9.75% 2016		1,250	1,516
Cincinnati Bell Inc. 7.25% 2013		6,800	7,106
MetroPCS, Inc. 10.75% 2007[2]		3,860	4,053
MetroPCS, Inc. 8.25% 2011[2]		2,250	2,315
TELUS Corp. 8.00% 2011		5,250	5,892
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015		5,520	5,796
SK Telecom Co., Ltd. 4.25% 2011[1]		6,000	5,732
SBA Communications Corp. 8.50% 2012		5,108	5,695
Millicom International Cellular SA 10.00% 2013		3,930	4,077
AirGate PCS, Inc. 9.375% 2009[1]		3,200	3,360
Nextel Partners, Inc. 8.125% 2011		3,000	3,221
Rural Cellular Corp. 10.046% 2012[1,2]		3,010	3,048
Cell C Ltd. 8.625% 2012		€2,195	2,785
			1,318,798

INDUSTRIALS — 4.73%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[3]		$14,050	$13,822
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011[3]		10,000	10,274
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012[3]		12,000	12,115
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[3]		10,493	9,765
Continental Airlines, Inc., Series 1996-2, Class D, 11.50% 2016[3]		1,785	1,294
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]		4,145	3,612
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]		432	375
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[3]		22,173	21,682
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]		31,529	31,422
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]		10,700	10,690
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[3]		6,025	5,362
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]		11,903	11,610
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]		4,817	4,927
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]		1,626	1,440
BAE Systems Holding Inc. 4.75% 2010[1]		10,350	10,175
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,3]		42,414	44,468
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,3]		43,110	45,902
Hutchison Whampoa International Ltd. 7.00% 2011[1]		33,125	35,698
Hutchison Whampoa International Ltd. 6.50% 2013[1]		57,200	60,675
AMR Corp. 10.15% 2006		3,250	3,217
American Airlines, Inc., Series 1999-1, Class A-1, 6.855% 2010[3]		10,030	10,211
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[3]		27,266	28,127
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012		10,100	10,042
AMR Corp. 9.00% 2012		4,000	3,490
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]		25,460	26,860
American Airlines, Inc., Series 1991-C2, 9.73% 2014[3]		6,410	4,775
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]		6,859	5,622
General Electric Capital Corp., Series A, 5.00% 2007		21,500	21,548
General Electric Capital Corp., Series A, 5.375% 2007		13,250	13,337
General Electric Capital Corp., Series A, 7.25% 2007		£1,030	1,849
General Electric Capital Corp., Series A, 3.50% 2008		$20,000	19,438
General Electric Capital Corp., Series A, 6.00% 2012		15,000	15,819
General Electric Co. 5.00% 2013		12,750	12,762
Cendant Corp. 6.875% 2006		2,000	2,021
Cendant Corp. 6.25% 2008		29,000	29,537
Cendant Corp. 7.375% 2013		32,500	36,360
Cendant Corp. 7.125% 2015		5,710	6,414
Bombardier Capital Inc., Series A, 6.125% 2006[1]		1,000	1,005
Bombardier Inc. 6.75% 2012[1]		10,290	9,570
Bombardier Inc. 6.30% 2014[1]		39,000	34,320
Delta Air Lines, Inc. 8.00% 2007[1,6]		4,000	900
Delta Air Lines, Inc., Series 2001-1, Class A-1, 6.619% 2011[3]		9,122	8,983
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[3]		3,500	3,451
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013[3]		15,000	14,748
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[3]		10,802	8,756
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[3,6]		7,500	4,103
Delta Air Lines, Inc., 1991 Equipment Certificates Trust, Series J, 10.00% 2014[1,3,6]		5,000	2,200
Delta Air Lines, Inc. 10.375% 2022[6]		2,577	586
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[3]		1,824	1,888
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021[3]		12,458	12,528
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1, 5.943% 2022[3]		6,535	6,889
BNSF Funding Trust I 6.613% 2055[2]		13,600	14,211
Tyco International Group SA 6.125% 2008		13,000	13,279
Tyco International Group SA 6.125% 2009		500	511
Tyco International Group SA 6.375% 2011		15,000	15,598
Northwest Airlines, Inc. 9.875% 2007[6]		6,000	2,370
Northwest Airlines, Inc. 10.00% 2009[6]		4,000	1,530
Northwest Airlines, Inc., Series 2001-1, Class A-2, 6.841% 2012[3]		9,955	9,651
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020[3]		5,898	5,942
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2023[3]		7,362	7,498
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023[3]		2,090	2,021
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006[3]		5,000	5,024
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006[3]		7,500	7,544
Southwest Airlines Co. 5.25% 2014		12,500	12,143
Caterpillar Financial Services Corp., Series F, 2.35% 2006		5,000	4,915
Caterpillar Financial Services Corp. 2.70% 2008		4,845	4,606
Caterpillar Financial Services Corp., Series F, 4.30% 2008[2]		1,000	1,001
Caterpillar Inc. 4.50% 2009		2,833	2,796
Caterpillar Financial Services Corp. 4.30% 2010		9,400	9,159
Caterpillar Inc. 5.30% 2035		1,750	1,725
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 2022[3]		7,816	8,560
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023[3]		11,347	12,175
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024[3]		2,968	2,857
Allied Waste North America, Inc. 8.50% 2008		7,500	7,912
Allied Waste North America, Inc., Series B, 8.875% 2008		5,250	5,565
Allied Waste North America, Inc., Series B, 6.50% 2010		500	497
Allied Waste North America, Inc., Series B, 5.75% 2011		2,500	2,381
Allied Waste North America, Inc., Series B, 6.125% 2014		3,000	2,842
Allied Waste North America, Inc., Series B, 7.375% 2014		3,750	3,666
John Deere Capital Corp., Series D, 4.375% 2008		15,000	14,842
Deere & Co. 8.95% 2019		6,000	6,673
NTK Holdings Inc. 0%/10.75% 2014[5]		15,118	9,524
THL Buildco, Inc. 8.50% 2014		10,650	10,330
United Air Lines, Inc. 9.00% 2003[7]		2,000	455
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[3]		2,848	2,794
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[3]		2,455	2,138
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]		233	233
United Air Lines, Inc., Series 2000-1, Class A-2, 7.73% 2012[3,6]		8,993	8,956
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]		852	835
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[3]		3,342	3,302
Holcim Finance (Luxembourg) SA 4.375% 2014		€8,860	10,874
Northrop Grumman Corp. 4.079% 2006		$2,000	1,985
Northrop Grumman Systems Corp. 7.125% 2011		8,000	8,727
Raytheon Co. 6.55% 2010		6,000	6,328
Raytheon Co. 8.30% 2010		3,000	3,363
TFM, SA de CV 9.375% 2012[1]		6,450	7,095
TFM, SA de CV 12.50% 2012		2,145	2,456
DynCorp International and DIV Capital Corp. 9.50% 2013		7,975	8,334
Lockheed Martin Corp. 8.50% 2029		6,000	8,202
United Rentals (North America), Inc., Series B, 6.50% 2012		7,150	6,998
United Rentals (North America), Inc. 7.75% 2013		900	882
Jacuzzi Brands, Inc. 9.625% 2010		7,240	7,729
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012		7,071	7,478
Terex Corp. 9.25% 2011		4,215	4,521
Terex Corp., Class B, 10.375% 2011		2,725	2,902
American Standard Inc. 7.625% 2010		5,000	5,379
American Standard Inc. 5.50% 2015		2,000	1,978
AIR 2 US, Series A, 8.027% 2020[1,3]		7,476	7,294
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,3]		7,011	7,054
Waste Management, Inc. 6.50% 2008		5,220	5,416
Waste Management, Inc. 5.00% 2014		765	751
Goodman Global Holdings 7.875% 2012[1]		6,470	6,049
Accuride Corp. 8.50% 2015		5,700	5,643
General Dynamics Corp. 4.50% 2010		5,000	4,925
K&F Industries, Inc. 7.75% 2014		4,010	4,070
Standard Aero Holdings, Inc. 8.25% 2014		4,760	3,927
Ashtead Group PLC 8.625% 2015[1]		3,525	3,728
Builders FirstSource, Inc. 8.59% 2012[2]		3,475	3,553
Williams Scotsman, Inc. 8.50% 2015		3,300	3,432
ACIH, Inc. 0%/11.50% 2012[1,5]		3,390	2,407
FTI Consulting, Inc. 7.625% 2013[1]		2,300	2,380
Argo-Tech Corp. 9.25% 2011		1,795	1,849
Kansas City Southern Railway Co. 9.50% 2008		1,500	1,631
UCAR Finance Inc. 10.25% 2012		1,385	1,470
Ahern Rentals, Inc. 9.25% 2013[1]		950	1,005
AGCO Corp. 6.875% 2014		€700	857
DRS Technologies, Inc. 6.875% 2013		$625	601
Jet Equipment Trust, Series 1994-A, 11.79% 2013[1,6]		4,000	—
Jet Equipment Trust, Series 1995-B, 10.91% 2014[1,6]		5,000	—
Jet Equipment Trust, Series 1995-D, 11.44% 2014[1,6]		2,500	—
			1,087,998

UTILITIES — 2.91%
Edison Mission Energy 10.00% 2008		3,000	3,300
Edison Mission Energy 7.73% 2009		10,125	10,505
Edison Mission Energy 9.875% 2011		16,250	19,033
Southern California Edison, First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016		4,000	3,962
Midwest Generation, LLC, Series B, 8.56% 2016[3]		7,569	8,236
Homer City Funding LLC 8.734% 2026[3]		11,080	12,964
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034		7,600	8,407
PECO Energy Co., First and Refunding Mortgage Bonds, 3.50% 2008		5,000	4,840
Commonwealth Edison Co., Series 99, 3.70% 2008		7,125	6,917
Commonwealth Edison Co., First Mortgage Bonds, Series 102, 4.74% 2010		12,500	12,230
Exelon Corp. 6.75% 2011		2,200	2,345
Exelon Generation Co., LLC 6.95% 2011		22,975	24,801
PECO Energy Co., First and Refunding Mortgage Bonds, 4.75% 2012		3,900	3,835
Duke Capital Corp. 4.37% 2009		7,500	7,326
Duke Capital Corp. 7.50% 2009		16,575	17,813
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010		4,500	4,416
Duke Capital Corp. 6.25% 2013		9,000	9,386
Duke Capital Corp. 5.50% 2014		10,000	9,977
Duke Capital LLC 5.668% 2014		2,000	2,020
Dominion Resources, Inc., Series A, 3.66% 2006		3,000	2,965
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007		14,140	14,196
Dominion Resources, Inc., Series 2002-C, 5.70% 2012[2]		1,000	1,018
Dominion Resources, Inc., Series 2002-B, 6.25% 2012		10,000	10,476
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013		22,000	21,399
PSEG Power LLC 3.75% 2009		6,825	6,537
PSEG Power LLC 7.75% 2011		18,700	20,727
PSEG Power LLC 5.00% 2014		11,690	11,298
Ameren Corp. 4.263% 2007		2,500	2,465
Cilcorp Inc. 8.70% 2009		1,000	1,112
Union Electric Co. 5.25% 2012		1,490	1,501
Union Electric Co. 4.65% 2013		11,000	10,672
Union Electric Co. 5.40% 2016		5,750	5,807
Cilcorp Inc. 9.375% 2029		12,265	16,371
Israel Electric Corp. Ltd. 7.95% 2011[1]		10,000	11,245
Israel Electric Corp. Ltd. 7.70% 2018[1]		8,500	9,622
Israel Electric Corp. Ltd. 8.10% 2096[1]		12,000	13,939
PacifiCorp, First Mortgage Bonds, 4.30% 2008		3,060	3,015
PacifiCorp, First Mortgage Bonds, 5.45% 2013		2,875	2,943
Scottish Power PLC 5.375% 2015		21,415	21,466
Alabama Power Co., Series U, 2.65% 2006		20,500	20,457
Alabama Power Co., Series R, 4.70% 2010		2,250	2,223
Southern Power Co., Series B, 6.25% 2012		2,500	2,634
Niagara Mohawk Power Corp., Series G, 7.75% 2008		17,460	18,653
SP PowerAssets Ltd. 3.80% 2008[1]		10,000	9,715
SP PowerAssets Ltd. 5.00% 2013[1]		8,000	8,007
AES Corp. 9.50% 2009		4,677	5,075
AES Corp. 9.375% 2010		4,803	5,271
AES Corp. 8.75% 2013[1]		1,000	1,094
AES Gener SA 7.50% 2014		5,000	5,086
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011		5,000	4,871
San Diego Gas & Electric Co., Series CCC, 5.30% 2015		10,000	10,137
Empresa Nacional de Electricidad SA, Series B, 8.50% 2009		4,455	4,863
Empresa Nacional de Electricidad SA 8.35% 2013		5,000	5,704
Empresa Nacional de Electricidad SA 8.625% 2015		3,000	3,520
Constellation Energy Group, Inc. 6.125% 2009		10,500	10,843
Baltimore Gas and Electric Co. 5.20% 2033		3,000	2,785
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[3]		12,938	13,279
Consolidated Edison Co. of New York, Inc., Series 2003-A, 3.625% 2008		6,000	5,818
Consolidated Edison Co. of New York, Inc., Series B, 3.85% 2013		5,000	4,646
Consolidated Edison Co. of New York, Inc., Series 2003-C, 5.10% 2033		2,000	1,882
MidAmerican Energy Co. 5.125% 2013		7,500	7,524
MidAmerican Energy Co. 4.65% 2014		5,000	4,818
Progress Energy Florida, Inc., First Mortgage Bonds, 4.80% 2013		7,000	6,866
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013		5,000	4,995
Oncor Electric Delivery Co. 6.375% 2012		10,700	11,298
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011		7,000	6,720
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034		4,000	4,154
Anglian Water Services Financing PLC 4.625% 2013		€8,250	10,408
Reliant Energy Resources Corp. 7.75% 2011		$7,000	7,748
Centerpoint Energy Resources Corp., Series B, 7.875% 2013		2,000	2,290
Kern River Funding Corp. 4.893% 2018[1,3]		9,764	9,592
Ohio Power Co., Series J, 5.30% 2010		8,000	8,056
Appalachian Power Co., Series I, 4.95% 2015		1,000	967
Dynegy Holdings Inc. 10.125% 2013[1]		7,475	8,484
Energy East Corp. 6.75% 2012		7,155	7,747
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012		700	721
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013		2,336	2,584
Sierra Pacific Resources 8.625% 2014		900	978
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015		2,550	2,543
Edison SpA 5.125% 2010		€4,730	6,007
NiSource Finance Corp. 6.15% 2013		$5,600	5,873
Essent NV 4.50% 2013		€4,160	5,151
Florida Power & Light Co. 4.85% 2013		$5,000	4,964
Korea East-West Power Co., Ltd. 4.875% 2011[1]		5,000	4,928
FPL Energy National Wind, LLC 5.608% 2024[1,3]		4,887	4,883
NGG Finance PLC 6.125% 2011		€3,480	4,668
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014[1]		$3,500	3,806
Tri-State Generation and Transmission Association Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[1,3]		3,500	3,606
Enersis SA 7.375% 2014		3,000	3,233
Equitable Resources, Inc. 5.15% 2018		2,500	2,484
Wisconsin Gas Co. 5.20% 2015		2,025	2,013
			667,759

ENERGY — 2.12%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[1,3]		$40,498	$39,124
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3]		2,235	2,159
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[1,3]		15,570	18,032
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[3]		1,000	1,158
Ras Laffan Liquefied Natural Gas II 5.298% 2020[1,3]		45,970	45,706
Ras Laffan Liquefied Natural Gas III 5.838% 2027[1,3]		15,000	15,094
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[1,3]		59,400	60,707
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3]		6,000	6,132
Pemex Finance Ltd. 8.875% 2010[3]		24,000	26,656
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017[3]		11,700	15,715
Pemex Project Funding Master Trust 8.625% 2022		750	926
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,3]		34,500	34,194
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[1,3]		6,500	6,442
Devon Financing Corp., ULC 6.875% 2011		8,500	9,309
Devon Energy Corp. 7.95% 2032		18,000	23,288
Conoco Funding Co. 6.35% 2011		26,750	28,697
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[1,3]		18,730	18,326
Premcor Refining Group Inc. 9.25% 2010		3,250	3,523
Premcor Refining Group Inc. 6.125% 2011		5,000	5,174
Premcor Refining Group Inc. 6.75% 2011		1,000	1,060
Premcor Refining Group Inc. 9.50% 2013		2,750	3,067
Premcor Refining Group Inc. 6.75% 2014		3,000	3,155
Sunoco, Inc. 4.875% 2014		14,830	14,498
Reliance Industries Ltd. 10.25% 2097[1]		8,750	10,655
Williams Companies, Inc. 6.375% 2010[1]		1,500	1,506
Williams Companies, Inc. 7.125% 2011		500	522
Williams Companies, Inc. 7.875% 2021		2,000	2,175
Williams Companies, Inc. 8.75% 2032		5,080	5,918
Coastal Corp. 6.375% 2009		200	197
El Paso Energy Corp. 7.375% 2012		1,815	1,833
El Paso Natural Gas Co. 7.50% 2026		250	259
Southern Natural Gas Co. 7.35% 2031		1,450	1,495
El Paso Corp. 7.75% 2032		4,000	4,030
Southern Natural Gas Co. 8.00% 2032		830	914
Open Joint Stock Co. Gazprom 9.125% 2007		2,000	2,094
Gaz Capital SA 5.875% 2015		€5,125	6,536
Newfield Exploration Co. 7.625% 2011		$3,000	3,225
Newfield Exploration Co. 8.375% 2012		2,775	2,983
Newfield Exploration Co. 6.625% 2014		2,000	2,045
Enterprise Products Operating LP 6.375% 2013		5,000	5,242
Enterprise Products Operating LP 5.00% 2015		3,000	2,863
Gulfstream Natural Gas System LLC 6.19% 2025[1]		7,235	7,425
OXYMAR 7.50% 2016[1,3]		5,500	5,959
Pogo Producing Co. 6.875% 2017[1]		5,850	5,733
Ultrapetrol (Bahamas) Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014		5,225	4,885
Teekay Shipping Corp. 8.875% 2011		4,250	4,824
Petrozuata Finance, Inc., Series B, 8.22% 2017[1,3]		4,550	4,300
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015		3,928	4,262
Encore Acquisition Co. 6.00% 2015		4,450	4,116
Overseas Shipholding Group, Inc. 8.25% 2013		2,500	2,656
Massey Energy Co. 6.875% 2013[1]		2,500	2,534
PETRONAS Capital Ltd. 7.00% 2012[1]		2,250	2,481
Peabody Energy Corp., Series B, 6.875% 2013		1,200	1,254
Apache Corp. 6.25% 2012		1,000	1,076
			488,139

MATERIALS — 2.12%
Norske Skogindustrier ASA 7.625% 2011[1]		$47,135	$50,530
Norske Skogindustrier ASA 6.125% 2015[1]		4,870	4,715
Norske Skogindustrier ASA 7.125% 2033[1]		4,100	3,958
Weyerhaeuser Co. 5.95% 2008		11,063	11,294
Weyerhaeuser Co. 6.75% 2012		20,580	21,871
Weyerhaeuser Co. 7.375% 2032		12,500	13,939
International Paper Co. 5.375% 2006		€4,500	5,399
International Paper Co. 4.00% 2010		$6,545	6,186
International Paper Co. 6.75% 2011		2,500	2,663
International Paper Co. 5.85% 2012		27,670	28,115
Millennium America Inc. 9.25% 2008		4,540	4,920
Equistar Chemicals, LP 10.125% 2008		6,100	6,649
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009		12,800	13,536
Millennium America Inc. 7.625% 2026		2,600	2,496
BHP Finance (USA) Ltd. 6.69% 2006		10,000	10,034
BHP Finance (USA) Ltd. 8.50% 2012		10,000	11,963
Stone Container Corp. 9.25% 2008		1,000	1,030
Stone Container Corp. 9.75% 2011		3,250	3,299
Jefferson Smurfit Corp. (U.S.) 8.25% 2012		12,150	11,725
Stone Container Corp. 8.375% 2012		1,675	1,629
Jefferson Smurfit Corp. (U.S.) 7.50% 2013		250	231
Abitibi-Consolidated Inc. 8.55% 2010		3,737	3,802
Abitibi-Consolidated Co. of Canada 8.375% 2015		13,750	13,234
Teck Cominco Ltd. 5.375% 2015		5,000	4,945
Teck Cominco Ltd. 6.125% 2035		12,000	11,908
ICI Wilmington, Inc. 4.375% 2008		200	195
ICI Wilmington, Inc. 5.625% 2013		16,465	16,415
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028[3]		21,160	16,518
Temple-Inland Inc. 6.375% 2016		14,500	14,816
JSG Funding PLC 7.75% 2015		€2,000	2,117
JSG Funding PLC 7.75% 2015		$1,200	1,002
JSG Holdings PLC 11.50% 2015[8]		€10,175	10,844
Dow Chemical Co. 5.75% 2008		$11,100	11,395
Dow Chemical Co. 7.375% 2029		1,750	2,115
Owens-Illinois, Inc. 8.10% 2007		3,130	3,216
Owens-Illinois, Inc. 7.35% 2008		5,250	5,342
Owens-Brockway Glass Container Inc. 8.875% 2009		1,500	1,573
Owens-Illinois, Inc. 7.50% 2010		2,250	2,295
Rhodia SA 8.00% 2010		€3,000	3,743
Rhodia 10.25% 2010		$150	165
Rhodia 8.875% 2011		3,740	3,852
Rhodia SA 9.25% 2011		€3,200	4,050
UPM-Kymmene Corp. 5.625% 2014[1]		$11,320	11,283
Associated Materials Inc. 9.75% 2012		10,065	9,763
AMH Holdings, Inc. 0%/11.25% 2014[5]		3,000	1,485
Graphic Packaging International, Inc. 8.50% 2011		2,825	2,846
Graphic Packaging International, Inc. 9.50% 2013		6,495	6,235
Building Materials Corp. of America, Series B, 8.00% 2007		1,000	1,016
Building Materials Corp. of America 8.00% 2008		500	508
Building Materials Corp. of America 7.75% 2014		7,250	7,033
Alcan Inc. 5.20% 2014		8,000	7,925
Plastipak Holdings, Inc. 8.50% 2015[1]		6,690	6,790
Domtar Inc. 7.875% 2011		1,225	1,133
Domtar Inc. 7.125% 2015		6,500	5,574
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014		6,800	6,375
Corporación Nacional del Cobre de Chile 5.625% 2035[1]		5,650	5,649
Stora Enso Oyj 5.125% 2014		€4,250	$5,353
Praxair, Inc. 2.75% 2008		$5,000	4,761
Nalco Co. 7.75% 2011		775	800
Nalco Co. 8.875% 2013		2,500	2,631
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[5]		1,254	947
Yara International ASA 5.25% 2014[1]		4,000	3,924
Earle M. Jorgensen Co. 9.75% 2012		3,600	3,870
NOVA Chemicals Corp. 7.561% 2013[1,2]		3,750	3,849
Ainsworth Lumber Co. Ltd. 7.25% 2012		700	634
Ainsworth Lumber Co. Ltd. 6.75% 2014		1,750	1,509
Ainsworth Lumber Co. Ltd. 6.75% 2014		1,750	1,496
Crompton Corp. 10.198% 2010[2]		2,400	2,652
Crompton Corp. 9.875% 2012		500	573
SCA Coordination Center NV 4.50% 2015[1]		3,250	2,939
Longview Fibre Co. 10.00% 2009		2,730	2,880
Neenah Paper, Inc. 7.375% 2014		2,640	2,396
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011		2,100	2,326
Sino-Forest Corp. 9.125% 2011[1]		2,065	2,225
Inco Ltd. 7.20% 2032		2,000	2,207
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[5]		1,928	1,412
BCP Caylux Holdings Luxembourg SCA 9.625% 2014		535	598
Rockwood Specialties Group, Inc. 10.625% 2011		218	240
Rockwood Specialties Group, Inc. 7.50% 2014		1,675	1,677
Foundation PA Coal Co. 7.25% 2014		1,800	1,870
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014		1,500	1,523
Packaging Corp. of America 4.375% 2008		1,500	1,468
E.I. du Pont de Nemours and Co. 4.125% 2010		1,500	1,450
AEP Industries Inc. 7.875% 2013		1,200	1,179
Huntsman LLC 11.40% 2011[2]		275	293
Huntsman LLC 11.50% 2012		712	810
AK Steel Corp. 7.75% 2012		1,000	908
Koppers Inc. 9.875% 2013		725	790
PQ Corp. 7.50% 2013[1]		625	584
Airgas, Inc. 6.25% 2014		550	543
Ispat Inland ULC 9.75% 2014		206	234
			486,890

HEALTH CARE — 1.28%
Allegiance Corp. 7.30% 2006		2,000	2,033
Cardinal Health, Inc. 6.25% 2008		3,000	3,074
Cardinal Health, Inc. 6.75% 2011		17,625	18,809
Cardinal Health, Inc. 4.00% 2015		3,000	2,697
Cardinal Health, Inc. 5.85% 2017		26,060	26,564
Allegiance Corp. 7.00% 2026		9,260	10,274
Wyeth 4.375% 2008[2]		5,375	5,316
Wyeth 5.50% 2016[1]		40,165	40,710
UnitedHealth Group Inc. 5.20% 2007		8,000	7,997
UnitedHealth Group Inc. 3.30% 2008		4,000	3,879
UnitedHealth Group Inc. 3.75% 2009		12,500	12,105
UnitedHealth Group Inc. 4.125% 2009		8,000	7,808
Amgen Inc. 4.00% 2009		24,000	23,294
Tenet Healthcare Corp. 7.375% 2013		3,050	2,829
Tenet Healthcare Corp. 9.875% 2014		8,450	8,598
Tenet Healthcare Corp. 9.25% 2015[1]		6,475	6,459
Humana Inc. 7.25% 2006		5,000	5,048
Humana Inc. 6.30% 2018		12,000	12,667
Columbia/HCA Healthcare Corp. 8.85% 2007		2,000	2,072
HCA Inc. 5.50% 2009		2,600	2,581
Columbia/HCA Healthcare Corp. 8.70% 2010		1,750	1,915
HCA Inc. 6.25% 2013		2,500	2,514
Columbia/HCA Healthcare Corp. 7.69% 2025		5,750	6,000
Schering-Plough Corp. 5.55% 2013[2]		11,750	11,989
Bristol-Myers Squibb Co. 4.00% 2008		10,000	9,802
Warner Chilcott Corp. 8.75% 2015[1]		10,440	9,657
Accellent Inc. 10.50% 2013[1]		9,100	9,373
Quintiles Transnational Corp. 10.00% 2013		6,000	6,720
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014[5]		1,750	1,304
Hospira, Inc. 4.95% 2009		7,391	7,349
Concentra Operating Corp. 9.50% 2010		3,000	3,120
Concentra Operating Corp. 9.125% 2012		3,200	3,312
HealthSouth Corp. 8.375% 2011		1,275	1,304
HealthSouth Corp. 7.625% 2012		3,975	4,054
Omnicare, Inc. 6.875% 2015		2,500	2,550
American Medical Response, Inc. and EmCare Holdings, Inc. 10.00% 2015[1]		2,000	2,145
Mylan Laboratories Inc. 5.75% 2010[1]		2,025	2,038
Team Finance LLC and Health Finance Corp. 11.25% 2013[1]		1,500	1,537
Health Net, Inc. 9.875% 2011[2]		1,035	1,209
MedCath Holdings Corp. 9.875% 2012		1,000	1,060
			293,766

CONSUMER STAPLES — 1.10%
CVS Corp. 6.117% 2013[1,3]		26,600	27,641
CVS Corp. 5.789% 2026[1,3]		10,008	10,186
CVS Corp. 5.298% 2027[1,3]		12,761	12,489
H.J. Heinz Co. 6.428% 2020[1]		18,820	19,346
Ahold Finance U.S.A., Inc. 6.25% 2009		2,325	2,360
Ahold Finance U.S.A., Inc. 8.25% 2010		4,610	5,008
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020[3]		932	998
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025[3]		7,095	7,915
Rite Aid Corp. 6.125% 2008[1]		2,750	2,599
Rite Aid Corp. 9.50% 2011		4,500	4,770
Rite Aid Corp. 6.875% 2013		5,485	4,607
Rite Aid Corp. 9.25% 2013		2,575	2,427
Rite Aid Corp. 7.50% 2015		1,000	950
Nabisco, Inc. 7.05% 2007		6,500	6,698
Nabisco, Inc. 7.55% 2015		5,105	5,960
Kraft Foods Inc. 6.50% 2031		2,000	2,208
Diageo Capital PLC 3.50% 2007		5,000	4,872
Diageo Capital PLC 4.375% 2010		2,395	2,338
Diageo Finance BV 5.30% 2015		6,000	6,060
Cadbury Schweppes Investments PLC, Series 41, 4.25% 2009		€4,250	5,168
Cadbury Schweppes US Finance LLC 5.125% 2013[1]		$6,750	6,723
Wal-Mart Stores, Inc. 5.45% 2006		10,000	10,045
Pepsi Bottling Group, Inc. 5.625% 2009[1]		9,000	9,216
Anheuser-Busch Companies, Inc. 9.00% 2009		7,750	8,896
Jean Coutu Group (PJC) Inc. 7.625% 2012		800	792
Jean Coutu Group (PJC) Inc. 8.50% 2014		7,400	6,808
Gold Kist Inc. 10.25% 2014		6,783	7,597
Vitamin Shoppe Industries, Inc. 11.84% 2012[1,2]		7,000	7,140
Kellogg Co. 6.60% 2011		4,000	4,287
Kellogg Co. 7.45% 2031		2,000	2,479
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012		5,530	5,585
Petro Stopping Centers, LP 9.00% 2012[1]		1,030	1,040
J Sainsbury PLC 6.125% 2017		£3,450	6,231
Stater Bros. Holdings Inc. 7.991% 2010[2]		$475	477
Stater Bros. Holdings Inc. 8.125% 2012		5,360	5,333
Pathmark Stores, Inc. 8.75% 2012		5,565	5,224
Molson Coors Capital Finance ULC 4.85% 2010		5,000	4,937
Spectrum Brands, Inc. 7.375% 2015		5,330	4,477
PepsiAmericas, Inc. 4.875% 2015		4,000	3,951
Delhaize America, Inc. 8.125% 2011		3,500	3,833
Winn-Dixie Stores, Inc. 8.875% 2008[6]		2,300	1,829
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 4.40% 2017[1,3,9]		2,071	1,575
SUPERVALU INC. 7.50% 2012		2,390	2,559
Playtex Products, Inc. 9.375% 2011		2,375	2,500
Elizabeth Arden, Inc. 7.75% 2014		1,780	1,807
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011		1,500	1,627
			251,568

INFORMATION TECHNOLOGY — 0.89%
Electronic Data Systems Corp. 6.334% 2006		18,000	18,149
Electronic Data Systems Corp. 7.125% 2009		32,000	34,031
Electronic Data Systems Corp., Series B, 6.50% 2013[2]		58,375	60,082
Electronic Data Systems Corp. 7.45% 2029		11,475	12,241
Motorola, Inc. 8.00% 2011		10,995	12,623
Motorola, Inc. 5.22% 2097		6,250	5,189
Amkor Technology, Inc. 9.25% 2008		2,895	2,823
Amkor Technology, Inc. 10.50% 2009		1,855	1,716
Amkor Technology, Inc. 7.125% 2011		5,780	5,115
Amkor Technology, Inc. 7.75% 2013		1,025	897
SunGard Data Systems Inc. 9.125% 2013[1]		8,175	8,502
SunGard Data Systems Inc. 10.25% 2015[1]		2,000	2,010
Hyundai Semiconductor America, Inc. 8.625% 2007[1]		10,150	10,453
Celestica Inc. 7.875% 2011		5,880	5,953
Celestica Inc. 7.625% 2013		4,170	4,133
Sanmina-SCI Corp. 10.375% 2010		1,000	1,110
Sanmina-SCI Corp. 6.75% 2013		7,500	7,172
Jabil Circuit, Inc. 5.875% 2010		4,750	4,829
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011		4,350	4,296
Iron Mountain Inc. 7.75% 2015		2,010	2,035
Flextronics International Ltd. 6.50% 2013		925	945
Freescale Semiconductor, Inc. 6.875% 2011		750	791
Exodus Communications, Inc. 11.625% 2010[4,6]		1,132	0
			205,095

MORTGAGE-BACKED OBLIGATIONS[3]— 20.35%
Fannie Mae 7.00% 2009		98	99
Fannie Mae 7.50% 2009		158	163
Fannie Mae 7.50% 2009		127	131
Fannie Mae 7.50% 2009		34	35
Fannie Mae 7.50% 2009		32	33
Fannie Mae 7.50% 2009		30	30
Fannie Mae 7.50% 2009		24	24
Fannie Mae 8.50% 2009		105	108
Fannie Mae 9.50% 2009		31	33
Fannie Mae 7.00% 2010		78	80
Fannie Mae, Series 2000-T5B, 7.30% 2010		57,100	62,532
Fannie Mae, Series 2001-T6B, 6.088% 2011		48,000	50,671
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012		46,225	45,263
Fannie Mae 4.89% 2012		25,000	24,758
Fannie Mae 4.00% 2015		35,180	33,913
Fannie Mae 6.00% 2016		4,862	4,969
Fannie Mae 6.00% 2016		2,457	2,511
Fannie Mae 6.00% 2016		2,347	2,398
Fannie Mae 6.00% 2016		1,335	1,364
Fannie Mae 7.00% 2016		337	347
Fannie Mae 11.50% 2016		693	788
Fannie Mae 5.00% 2017		4,349	4,316
Fannie Mae 6.00% 2017		1,707	1,744
Fannie Mae 5.00% 2018		27,113	26,905
Fannie Mae 5.00% 2018		19,256	19,108
Fannie Mae 5.00% 2018		10,521	10,440
Fannie Mae 5.50% 2018		3,499	3,523
Fannie Mae 9.00% 2018		53	58
Fannie Mae 10.00% 2018		519	584
Fannie Mae 4.50% 2019		7,676	7,483
Fannie Mae 5.50% 2019		36,663	36,917
Fannie Mae 5.50% 2019		13,735	13,826
Fannie Mae 12.00% 2019		639	740
Fannie Mae, Series 90-93, Class G, 5.50% 2020		53	53
Fannie Mae 11.00% 2020		218	247
Fannie Mae 11.271% 2020[2]		609	701
Fannie Mae 9.00% 2022		231	248
Fannie Mae 7.50% 2023		183	193
Fannie Mae, Series 2001-4, Class GA, 10.248% 2025[2]		1,064	1,193
Fannie Mae, Series 2001-4, Class NA, 11.87% 2025[2]		5,517	6,224
Fannie Mae 5.269% 2026[2]		1,184	1,208
Fannie Mae 7.00% 2026		1,817	1,911
Fannie Mae 8.50% 2027		18	19
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028		3,035	2,965
Fannie Mae 7.00% 2028		978	1,023
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028		7,644	8,000
Fannie Mae 6.50% 2029		361	368
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029		1,157	1,214
Fannie Mae 7.50% 2029		93	98
Fannie Mae 7.50% 2029		84	88
Fannie Mae 7.00% 2030		262	273
Fannie Mae 7.50% 2030		304	319
Fannie Mae 6.50% 2031		1,504	1,547
Fannie Mae 6.50% 2031		859	883
Fannie Mae 6.50% 2031		552	568
Fannie Mae 6.50% 2031		176	181
Fannie Mae 7.00% 2031		485	507
Fannie Mae 7.50% 2031		753	791
Fannie Mae 7.50% 2031		85	89
Fannie Mae, Series 2001-20, Class E, 9.607% 2031[2]		190	210
Fannie Mae, Series 2001-20, Class C, 12.044% 2031[2]		236	265
Fannie Mae 6.00% 2032		1,218	1,231
Fannie Mae 6.50% 2032		10,569	10,865
Fannie Mae 6.50% 2032		6,044	6,213
Fannie Mae 7.00% 2032		335	350
Fannie Mae 3.755% 2033[2]		4,118	4,039
Fannie Mae 5.50% 2033		84,252	83,660
Fannie Mae 5.50% 2034		14,818	14,695
Fannie Mae 6.00% 2034		3,316	3,347
Fannie Mae 6.00% 2034		2,657	2,682
Fannie Mae 6.00% 2034		2,524	2,548
Fannie Mae 6.00% 2034		2,193	2,214
Fannie Mae 6.00% 2034		665	671
Fannie Mae 6.00% 2034		512	517
Fannie Mae 4.487% 2035[2]		4,684	4,618
Fannie Mae 4.588% 2035[2]		22,153	21,872
Fannie Mae 5.00% 2035		45,000	43,596
Fannie Mae 5.00% 2035		9,883	9,575
Fannie Mae 5.00% 2035		5,771	5,591
Fannie Mae 5.50% 2035		131,107	130,021
Fannie Mae 5.50% 2035		25,000	24,762
Fannie Mae 5.50% 2035		12,690	12,569
Fannie Mae 5.50% 2035		6,859	6,853
Fannie Mae 5.50% 2035		6,916	6,850
Fannie Mae 6.00% 2035		17,648	17,817
Fannie Mae 6.00% 2035		2,717	2,742
Fannie Mae 6.00% 2035		2,416	2,439
Fannie Mae 6.00% 2035		873	882
Fannie Mae 6.00% 2035		838	847
Fannie Mae 5.50% 2036		48,796	48,316
Fannie Mae 6.00% 2036		19,670	19,847
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037		5,417	5,394
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041		11,507	11,906
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041		3,623	3,770
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042		8,482	8,853
Freddie Mac 8.25% 2007		61	62
Freddie Mac 8.25% 2007		16	16
Freddie Mac 8.50% 2007		10	10
Freddie Mac, Series H009, Class A-2, 1.876% 2008[2]		397	395
Freddie Mac 8.00% 2008		10	10
Freddie Mac 8.50% 2008		30	31
Freddie Mac 8.50% 2008		28	28
Freddie Mac 8.50% 2008		10	10
Freddie Mac 8.50% 2008		4	4
Freddie Mac 8.75% 2008		83	85
Freddie Mac 8.75% 2008		27	27
Freddie Mac 8.75% 2008		12	12
Freddie Mac 8.75% 2008		11	11
Freddie Mac 8.00% 2009		7	7
Freddie Mac 8.50% 2009		141	146
Freddie Mac 8.50% 2010		137	142
Freddie Mac 8.50% 2010		92	94
Freddie Mac 4.00% 2015		48,184	46,093
Freddie Mac 6.00% 2017		813	830
Freddie Mac 6.00% 2017		812	828
Freddie Mac, Series 2310, Class A, 10.582% 2017[2]		1,232	1,336
Freddie Mac 5.00% 2018		25,958	25,775
Freddie Mac 11.00% 2018		156	175
Freddie Mac 8.50% 2020		264	285
Freddie Mac 8.50% 2020		93	100
Freddie Mac, Series 41, Class F, 10.00% 2020		205	205
Freddie Mac, Series 178, Class Z, 9.25% 2021		145	154
Freddie Mac 8.00% 2026		161	173
Freddie Mac 8.50% 2027		35	38
Freddie Mac 4.648% 2035[2]		27,018	26,639
Freddie Mac 4.79% 2035[2]		14,380	14,224
Freddie Mac 5.00% 2035		48,159	46,619
Freddie Mac 5.00% 2035		11,685	11,311
Freddie Mac, Series 3061, Class PN, 5.50% 2035		64,198	64,679
Freddie Mac 5.50% 2035		24,100	23,882
Freddie Mac 5.50% 2035		24,066	23,848
Freddie Mac, Series 2977, Class NX, 5.50% 2035		10,880	10,653
Freddie Mac 6.50% 2035		1,276	1,308
Freddie Mac 6.50% 2035		1,188	1,217
Freddie Mac 6.50% 2035		1,092	1,120
Freddie Mac 6.00% 2036		408,600	412,527
Freddie Mac 6.50% 2036		800	820
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 2-A-1, 5.00% 2019		12,164	12,004
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 7-A-1, 5.00% 2020		5,034	4,907
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2020		9,703	9,764
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 4.326% 2035[2]		33,190	33,065
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035		107,348	107,357
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035		59,304	59,394
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035		40,955	40,609
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035		39,530	39,530
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035		17,543	17,559
Countrywide Alternative Loan Trust, Series 2005-13CB, Class A-3, 5.50% 2035		6,706	6,665
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035		3,354	3,320
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035		38,990	39,109
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035		22,220	22,223
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035		1,464	1,462
Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1-A-11, 5.50% 2036		9,573	9,324
Countrywide Alternative Loan Trust, Series 2005-73CB, Class 2-A-1, 5.75% 2036		7,692	7,710
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032		2,229	2,242
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032		221	223
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.321% 2033[2]		1,278	1,281
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033		11,822	12,004
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033		2,928	2,994
CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class VII-A-2, 4.603% 2034[2]		22,187	21,846
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034		14,140	14,128
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034		7,770	7,929
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034		460	487
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035		1,731	1,689
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035		24,662	24,735
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035		12,557	12,674
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035		67,122	70,506
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 2035[1]		1,500	1,638
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036		26,650	28,248
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037		10,681	10,452
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037		20,000	19,373
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037		1,394	1,391
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039		20,600	19,746
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040		42,000	42,157
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 7.801% 2041[2]		5,725	6,231
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030		2,405	2,440
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.234% 2031[2]		233,877	3,167
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.01% 2031[1,2]		149,262	5,105
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032		16,480	17,873
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035		22,583	22,022
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041		3,944	3,870
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041		10,000	9,670
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042		64,000	63,093
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042		38,825	38,157
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019		2,902	2,848
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034		16,214	16,158
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034		50,705	50,657
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034		2,459	2,454
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035		43,990	43,402
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035		5,000	4,868
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035		5,000	4,967
Residential Accredit Loans, Inc., Series 2005-QS15, Class 2-A, 6.00% 2035		8,005	8,000
Residential Accredit Loans, Inc., Series 2005-QS14, Class 2-A-1, 6.00% 2035		6,179	6,176
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.334% 2037[2]		45,000	45,519
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039		16,194	15,677
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042		10,508	10,374
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042		25,000	24,633
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046		31,455	30,991
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019		2,004	2,007
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[2]		33,235	32,544
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[2]		7,168	7,148
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[2]		6,579	6,558
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.456% 2033[2]		16,450	16,165
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.597% 2034[2]		37,250	36,595
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 4.639% 2045[2]		23,517	23,517
Government National Mortgage Assn. 7.50% 2007		29	30
Government National Mortgage Assn. 6.50% 2008		179	185
Government National Mortgage Assn. 6.50% 2008		47	48
Government National Mortgage Assn. 7.50% 2008		47	48
Government National Mortgage Assn. 7.50% 2008		35	35
Government National Mortgage Assn. 7.50% 2008		34	34
Government National Mortgage Assn. 7.50% 2008		28	28
Government National Mortgage Assn. 7.50% 2008		14	14
Government National Mortgage Assn. 6.50% 2009		64	66
Government National Mortgage Assn. 7.50% 2009		61	64
Government National Mortgage Assn. 7.50% 2009		52	55
Government National Mortgage Assn. 7.50% 2009		46	49
Government National Mortgage Assn. 7.50% 2009		47	48
Government National Mortgage Assn. 7.50% 2009		41	42
Government National Mortgage Assn. 7.50% 2009		38	40
Government National Mortgage Assn. 7.50% 2009		28	29
Government National Mortgage Assn. 9.00% 2009		578	597
Government National Mortgage Assn. 9.50% 2009		607	635
Government National Mortgage Assn. 9.50% 2009		45	47
Government National Mortgage Assn. 9.00% 2016		119	130
Government National Mortgage Assn. 9.00% 2017		40	43
Government National Mortgage Assn. 9.50% 2019		289	316
Government National Mortgage Assn. 8.50% 2020		67	72
Government National Mortgage Assn. 8.50% 2020		47	50
Government National Mortgage Assn. 9.50% 2020		125	136
Government National Mortgage Assn. 10.00% 2020		908	1,040
Government National Mortgage Assn. 8.50% 2021		298	320
Government National Mortgage Assn. 8.50% 2021		181	195
Government National Mortgage Assn. 8.50% 2021		117	126
Government National Mortgage Assn. 8.50% 2021		47	50
Government National Mortgage Assn. 10.00% 2021		1,996	2,257
Government National Mortgage Assn. 9.00% 2022		44	48
Government National Mortgage Assn. 8.50% 2023		38	41
Government National Mortgage Assn. 8.50% 2024		36	38
Government National Mortgage Assn. 8.50% 2024		27	29
Government National Mortgage Assn. 8.50% 2027		31	33
Government National Mortgage Assn. 8.50% 2028		25	27
Government National Mortgage Assn. 8.50% 2029		29	31
Government National Mortgage Assn. 4.00% 2035[2]		16,741	16,391
Government National Mortgage Assn. 4.00% 2035[2]		7,338	7,167
Government National Mortgage Assn. 4.00% 2035[2]		3,485	3,404
Government National Mortgage Assn. 6.00% 2035		46,025	47,025
Government National Mortgage Assn. 6.00% 2035		37,525	38,340
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.471% 2033[2]		4,642	4,562
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.727% 2033[2]		10,497	10,339
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.676% 2034[2]		12,581	12,391
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.184% 2034[2]		5,707	5,695
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.778% 2035[2]		85,300	85,368
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.992% 2033[2]		30,223	29,570
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.079% 2033[2]		6,856	6,727
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.131% 2033[2]		6,584	6,524
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.264% 2034[2]		16,820	16,381
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.982% 2034[2]		2,714	2,685
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]		51,800	50,564
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030		42,744	44,222
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030		12,078	12,414
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032		11,042	11,571
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032		17,183	18,479
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[1]		36,000	35,256
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[1]		43,000	41,990
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036		56,200	59,331
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041		9,655	9,379
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029		11,964	12,237
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class D, 6.997% 2029		8,300	8,560
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034		30,250	31,973
GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class C, 6.50% 2035		9,000	9,339
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029		858	853
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032		10,000	9,896
Residential Asset Mortgage Products Trust, Series 2004-RZ3, Class A-I-4, 4.572% 2033		6,038	5,891
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[2]		10,000	9,845
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033		9,000	8,833
Residential Asset Mortgage Products Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034		26,100	25,346
Banc of America Funding Corp., Series 2005-H, Class 9-A-1, 5.992% 2035[2]		53,524	54,009
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 5.17% 2045[2]		51,897	52,424
Nykredit 4.00% 2035		DKr335,041	51,566
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[1]		$3,242	3,280
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033		17,250	18,214
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035		12,580	12,725
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035		16,420	17,313
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[1]		41,310	44,714
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class II-A, 4.61% 2033[2]		16,825	16,718
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.605% 2034[2]		28,382	27,738
SBA CMBS Trust, Series 2005-1A, 5.369% 2035[1]		33,000	32,984
SBA CMBS Trust, Series 2005-1B, 5.565% 2035[1]		3,300	3,298
SBA CMBS Trust, Series 2005-1E, 6.706% 2035[1]		7,460	7,453
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033[2]		25,209	24,549
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[2]		7,454	7,390
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.533% 2033[2]		10,360	10,192
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035		23,606	23,586
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035		15,604	15,727
Deutsche Genossenschafts-Hypothekenbank AG 5.25% 2009		€29,447	37,350
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.215% 2030[2]		$31,076	31,986
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.215% 2030[2]		3,750	3,929
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030		14,794	15,237
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-1, 6.12% 2031		1,276	1,278
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031		10,000	10,379
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.205% 2042		7,875	7,924
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.88% 2035[2]		33,997	34,189
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.058% 2035[2]		32,659	32,904
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.70% 2034[2]		29,270	29,009
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034		3,605	3,602
Mastr Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033		896	897
Mastr Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034		1,716	1,715
Mastr Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035		18,321	18,287
Mastr Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035		4,461	4,425
Mastr Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035		5,983	6,016
Mastr Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035		745	759
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-2, 3.958% 2035		4,200	4,076
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035		1,979	1,933
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042		24,000	23,735
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class A-2, 7.439% 2031		5,000	5,369
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031		17,125	18,560
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031		5,000	5,425
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035		17,468	18,070
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036		8,744	8,455
Morgan Stanley Dean Witter Capital I Trust, Series 2002-IQ3, Class A-1, 3.48% 2037		2,085	2,047
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033		337	344
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033		17,590	18,706
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038		3,289	3,323
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038		2,500	2,618
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.582% 2027[1,2]		7,995	8,102
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.737% 2027[1,2]		2,926	2,980
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.86% 2028[1,2]		1,946	2,006
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033[2]		2,352	2,330
Structured Asset Securities Corp., Series 2005-6, Class 5-A-4, 5.00% 2035		6,927	6,593
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035		2,874	2,819
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025		14,500	15,959
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026		8,300	8,612
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031		18,000	18,887
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038		20,000	18,765
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034[1]		19,255	18,542
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035		18,070	18,190
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035		15,501	15,500
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[1]		15,134	15,155
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.952% 2035[2]		15,058	14,899
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037		13,668	13,645
Dexia Municipal Agency 3.50% 2009		€10,076	12,083
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 6-A-1, 6.50% 2020		$2,016	2,055
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 4.639% 2035[2]		9,456	9,453
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.334% 2034[2]		11,649	11,401
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032		10,000	10,413
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031		9,351	9,563
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032		5,612	5,771
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033		3,158	3,207
Hypothekenbank in Essen AG 5.25% 2008		€6,000	$7,413
Citigroup Mortgage Loan Trust Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[2]		$6,439	6,371
Rheinische Hypothekenbank Eurobond 4.25% 2008		€5,000	6,100
SACO I Trust, Series 2005-2, Class A, interest only, 6.00% 2007[1]		$24,546	1,974
SACO I Trust, Series 2005-1, Class A, interest only, 6.00% 2007[1]		16,489	1,175
SACO I Trust, Series 2005-3, Class A, interest only, 6.00% 2035[1]		29,359	2,495
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[1]		5,000	5,201
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032		5,000	4,836
Specialty Underwriting and Residential Finance Trust, Series 2004-AA1, Class I-A-1, 5.00% 2034		3,836	3,770
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.208% 2040[1,2]		2,719	2,628
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030		2,021	2,036
Ball Corp., Series 2005-BOCA, Class E, 4.789% 2016[1,2]		1,750	1,753
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027[1]		707	737
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027		501	500
First Boston Mortgage Securities Corp., Series D, interest only, 10.965% 2017		139	34
First Boston Mortgage Securities Corp., Series D, principal only, 0% 2017		139	112
			4,674,108

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 9.78%
U.S. Treasury 5.625% 2006[10]		12,350	12,372
U.S. Treasury 6.875% 2006[10]		105,320	106,274
U.S. Treasury 7.00% 2006[10]		100,000	101,328
U.S. Treasury 3.125% 2007[10]		10,300	10,123
U.S. Treasury 3.375% 2007[10,11]		62,857	63,355
U.S. Treasury 2.625% 2008[10]		20,000	19,213
U.S. Treasury 3.375% 2008[10]		20,500	19,951
U.S. Treasury 3.625% 2008[10,11]		74,570	76,610
U.S. Treasury 3.625% 2009[10]		401,750	392,020
U.S. Treasury 6.00% 2009[10]		925	975
U.S. Treasury Principal Strip 0% 2009[10]		1,250	1,070
U.S. Treasury 0.875% 2010[10,11]		10,514	9,997
U.S. Treasury 3.50% 2011[10,11]		57,219	61,175
U.S. Treasury 5.00% 2011[10]		25,925	26,699
U.S. Treasury 3.00% 2012[10,11]		493	522
U.S. Treasury 10.375% 2012[10]		24,500	27,057
U.S. Treasury 4.25% 2013[10]		10,000	9,913
U.S. Treasury 12.00% 2013[10]		10,000	11,845
U.S. Treasury 2.00% 2014[10,11]		45,839	45,612
U.S. Treasury 4.00% 2014		3,175	3,090
U.S. Treasury 11.25% 2015		70,000	105,416
U.S. Treasury Principal Strip 0% 2015		11,020	7,178
U.S. Treasury 9.25% 2016		33,650	46,647
U.S. Treasury 8.875% 2017		60,000	83,428
U.S. Treasury Principal Strip 0% 2018		31,220	17,759
U.S. Treasury 6.875% 2025		226,450	291,801
U.S. Treasury 5.25% 2028		32,820	35,799
U.S. Treasury 3.875% 2029[11]		363	492
U.S. Treasury Principal Strip 0% 2029		4,150	1,447
U.S. Treasury 6.25% 2030		12,375	15,370
U.S. Treasury 5.375% 2031		9,600	10,785
U.S. Treasury 3.375% 2032[11]		421	550
Freddie Mac 4.125% 2009		25,000	24,494
Freddie Mac 4.125% 2010		262,250	255,662
Freddie Mac 6.25% 2012		15,000	15,192
Federal Home Loan Bank 2.375% 2006		69,550	69,166
Federal Home Loan Bank 2.50% 2006		41,145	40,916
Federal Home Loan Bank 2.875% 2006		39,500	39,241
Federal Home Loan Bank 2.875% 2006		37,500	37,020
Federal Home Loan Bank 3.70% 2007		20,000	19,662
Federal Home Loan Bank 5.823% 2009		46,690	48,122
Fannie Mae 5.25% 2012		50,000	50,454
Federal Agricultural Mortgage Corp. 4.25% 2008		17,000	16,771
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., Series 2000-044-A, 3.74% 2015[3]		11,110	10,630
Republic of Egypt; United States Agency for International Development 4.45% 2015		5,000	4,909
			2,248,112

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 6.73%
Japanese Government 0.50% 2007		¥3,834,550	32,648
Japanese Government 0.90% 2008		7,187,550	61,707
Japanese Government 1.80% 2010		487,350	4,317
Japanese Government 1.30% 2011		7,036,050	60,799
Japanese Government 0.50% 2013		3,840,500	30,850
Japanese Government 1.50% 2014		3,312,850	28,386
German Government 4.50% 2006		€57,580	68,867
German Government 4.50% 2009		55,000	68,295
German Government 6.25% 2030		30,500	51,497
United Mexican States Government Global 4.625% 2008		$11,000	10,876
United Mexican States Government Global 10.375% 2009		14,500	16,726
United Mexican States Government, Series MI10, 9.50% 2014		MXP394,000	40,003
United Mexican States Government Eurobonds 4.25% 2015		€9,980	11,874
United Mexican States Government Global 11.375% 2016		$18,658	27,474
United Mexican States Government, Series M20, 8.00% 2023		MXP153,800	13,661
United Mexican States Government, Series M20, 10.00% 2024		228,500	24,386
United Mexican States Government Global 8.30% 2031		$8,220	10,583
United Mexican States Government Global 7.50% 2033		6,705	7,955
United Kingdom 5.00% 2008		£ 1,380	2,413
United Kingdom 4.75% 2010		27,275	47,982
United Kingdom 4.75% 2015		32,636	58,982
United Kingdom 6.00% 2028		1,800	4,006
United Kingdom 4.25% 2032		23,645	42,344
Korean Government 4.50% 2008		KRW71,938,000	70,379
Korean Government 4.50% 2009		18,516,000	18,023
Korean Government 4.00% 2010		8,515,000	8,061
Korean Government 4.25% 2014		26,585,000	23,971
Polish Government 5.75% 2010		PLZ122,110	38,734
Polish Government 6.00% 2010		157,250	50,457
Canadian Government 4.25% 2026[11]		C$67,939	83,136
Israeli Government 7.50% 2014		ILS347,282	81,757
Russian Federation 8.25% 2010		$4,000	4,268
Russian Federation 5.00%/7.50% 2030[5]		51,610	58,319
Russian Federation 5.00%/7.50% 2030[1,5]		145	164
Swedish Government 5.00% 2009		SKr105,000	13,993
Swedish Government 5.25% 2011		311,885	43,153
French Government O.A.T. Eurobond 5.00% 2011		€ 1,750	2,275
French Government O.A.T. Eurobond Strip Principal 0% 2019		14,000	10,310
French Government O.A.T. Eurobond 5.50% 2029		7,610	11,719
French Government O.A.T. Eurobond 4.75% 2035		21,075	30,033
Queensland Treasury Corp. 6.00% 2015		A$57,080	43,917
Thai Government 4.125% 2009		THB905,000	21,259
Thai Government 5.00% 2014		735,810	17,460
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014		$19,750	25,576
Italian Government BTPS Eurobond 6.00% 2007		€16,204	$20,216
Export-Import Bank of China 4.875% 2015[1]		$20,000	19,477
State of Qatar 9.75% 2030		12,220	18,697
Spanish Government 4.25% 2007		€13,765	16,664
Argentina (Republic of) 3.504% 2012[2]		$8,850	6,827
Argentina (Republic of) 6.84% 2033[8,11]		ARS15,664	5,664
Argentina (Republic of) GDP-Linked 2035		53,811	881
Argentina (Republic of) 0.72% 2038[11]		10,050	1,609
Bulgaria (Republic of) 8.25% 2015		$9,000	10,891
Banque Centrale de Tunisie 4.75% 2011		€3,000	3,734
Banque Centrale de Tunisie 7.375% 2012		$6,250	6,984
Corporación Andina de Fomento 6.875% 2012		5,895	6,423
Corporación Andina de Fomento 5.125% 2015		2,000	1,973
El Salvador (Republic of) 7.65% 2035[1]		4,850	5,020
El Salvador (Republic of) 7.65% 2035		3,170	3,281
Brazil (Federal Republic of) Global 7.875% 2015		1,250	1,334
Brazil (Federal Republic of) Global 8.00% 2018		644	696
Brazil (Federal Republic of) Global 8.875% 2024		1,375	1,537
Brazil (Federal Republic of) Global 12.25% 2030		425	614
Brazil (Federal Republic of) Global 11.00% 2040		3,110	4,013
Panama (Republic of) Global 9.375% 2023		4,062	5,108
Panama (Republic of) Global 7.125% 2026		690	702
Panama (Republic of) Global 8.875% 2027		250	299
Panama (Republic of) Global 9.375% 2029		675	852
Columbia (Republic of) Global 8.25% 2014		2,500	2,787
Colombia (Republic of) Global 12.00% 2015		COP2,330,000	1,209
Peru (Republic of) 9.125% 2012		$432	496
Peru (Republic of) 8.375% 2016		2,500	2,756
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017[2]		357	338
Turkey (Republic of) 12.375% 2009		500	606
Turkey (Republic of) 15.00% 2010		TRY3,250	2,636
New Zealand Government 4.50% 2016[11]	$	NZ3,664	2,760
Dominican Republic 9.50% 2011[1,8]		$2,236	2,371
Venezuela (Republic of) Global 8.50% 2014		245	270
Venezuela (Republic of) 9.25% 2027		780	926
Guatemala (Republic of) 10.25% 2011[1]		1,000	1,195
			1,545,441

ASSET-BACKED OBLIGATIONS[3]— 6.14%
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[1]		21,000	20,584
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[1]		51,820	51,466
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[1]		32,000	31,053
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[1]		30,000	29,880
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[1]		8,600	8,521
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012		28,125	27,557
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[1]		60,520	59,191
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[1]		17,500	17,527
CWABS, Inc., Series 2004-15, Class AF-2, 3.775% 2024		10,000	9,900
CWABS, Inc., Series 2004-12, Class 2-AV-2, 4.659% 2033[2]		20,212	20,248
CWABS, Inc., Series 2004-10, Class AF-6, 4.485% 2034		16,000	15,384
CWABS, Inc., Series 2004-15, Class 2-AV-2, 4.649% 2034[2]		27,906	27,970
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036		22,666	22,450
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009		17,000	17,059
MBNA Master Credit Card Trust II, Series 1999-B, Class A, 5.90% 2011		3,000	3,101
MBNA Master Credit Card Trust II, Series 1999-B, Class B, 6.20% 2011		3,750	3,901
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013		46,850	46,293
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010		9,247	9,185
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011		2,696	2,637
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011		14,600	14,226
WFS Financial Owner Trust, Series 2005-1, Class A-4, 3.87% 2012		35,250	34,562
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[1]		3,895	3,805
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[1]		953	947
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009[1]		553	551
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[1]		7,141	7,048
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[1]		22,810	22,560
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[1]		12,000	11,849
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2015[1]		7,600	7,600
Vanderbilt Mortgage and Finance, Inc., Series 2002-B, Class A-3, 4.70% 2018		5,100	5,034
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024		7,660	8,019
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024		10,250	10,691
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026		4,135	4,346
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 4.541% 2027[2]		1,235	1,234
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027		4,866	5,100
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030		6,889	7,465
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032		1,500	1,532
Residential Asset Securities Corp. Trust, Series 1999-KS3, Class A-I-7, AMBAC insured, 7.505% 2030		2,165	2,160
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031		20,042	20,158
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 4.609% 2035[2]		20,000	20,022
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 2020		12,500	12,379
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-3, FGIC insured, 4.16% 2034		3,000	2,948
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4, FGIC insured, 4.70% 2034		19,594	19,416
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.91% 2035		6,000	5,850
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-5, 4.89% 2028		39,935	38,947
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010		14,000	13,900
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011		20,000	20,097
Bear Stearns Asset-backed Securities I Trust, Series 2004-HE11, Class I-A-2, 4.679% 2033[2]		4,750	4,760
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 4.879% 2035[2]		27,944	28,014
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[1]		29,472	29,163
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[1]		14,500	14,497
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[1]		13,000	12,997
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[1]		25,626	25,407
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025[6]		3,991	1,046
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028		4,287	4,440
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029		9,115	9,497
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029		5,880	5,310
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029[6]		3,051	—
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030[6]		8,028	1
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 6.119% 2033[2]		4,500	4,540
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021		10,148	10,305
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027		8,290	8,576
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032		3,000	3,198
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009		21,750	21,257
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[1]		11,364	11,120
First Investors Auto Owners Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[1]		10,000	9,928
AmeriCredit Automobile Receivables Trust, Series 2003-A-M, Class A-4-A, MBIA insured, 3.10% 2009		1,645	1,621
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009		3,324	3,299
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010		15,500	15,332
Morgan Stanley ABS Capital I, Inc., Series 2004-NC3, Class M-1, 4.909% 2034[2]		20,000	20,065
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012		20,000	19,676
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 5.19% 2031[2]		5,000	5,006
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034		11,000	11,000
New Century Home Equity Loan Trust, Series 2004-A, Class M-II, FGIC insured, 5.65% 2034		3,000	3,038
Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 2011[1]		$15,000	$14,646
Providian Gateway Master Trust, Series 2004-AA, Class C, 5.269% 2011[1,2]		4,000	4,039
Consumer Credit Reference Index Securities Program Trust, Series 2002-1A, Class A, 6.501% 2007[1,2]		10,158	10,209
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[1]		8,250	7,960
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013		17,500	17,303
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012		17,000	16,799
CNL Funding, Series 2000-AA, Class A-2, MBIA Insured, 8.044% 2017[1]		13,800	14,813
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009		14,450	14,733
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009		14,250	14,613
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured, 2.41% 2010[1]		4,274	4,217
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[1]		10,000	9,902
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class A-4, 4.859% 2034[2]		13,808	13,835
Park Place Securities, Inc., Series 2005-WHQ3, Class A-2-A, 4.459% 2035[2]		13,056	13,054
Providian Master Note Trust, Series 2005-A1A, Class A, 4.429% 2012[1,2]		10,000	10,008
Providian Master Note Trust, Series 2005-B1A, Class B, 4.669% 2012[1,2]		3,000	3,010
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 5.041% 2030[2]		10,000	10,234
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[1]		£1,160	2,090
AESOP Funding II LLC, Series 2003-2, Class A-1, MBIA insured, 2.74% 2007[1]		$12,000	11,944
MMCA Auto Owner Trust, Series 2001-3, Class B, 5.319% 2008[2]		1,255	1,256
MMCA Auto Owner Trust, Series 2002-4, Class B, 3.82% 2009		1,543	1,531
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010		8,087	8,068
Capital One Multi-asset Execution Trust, Series 2005-7, Class A, 4.70% 2015		10,750	10,649
Capital One Auto Finance Trust, Series 2004-B, Class A-3, MBIA insured, 2.96% 2009		10,000	9,892
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011[1]		8,831	9,225
Citibank Credit Card Issuance Trust, Class 2005-B1, 4.40% 2010		9,000	8,886
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011		8,825	8,669
Home Equity Asset Trust, Series 2004-2, Class M-1, 4.909% 2034[2]		1,000	1,004
Home Equity Asset Trust, Series 2004-7, Class M-1, 4.999% 2035[2]		7,500	7,559
GreenPoint Credit Manufactured Housing Contract Trust, Series 2000-7, Class A-1, MBIA insured, 4.66% 2022[2]		8,153	8,193
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 5.069% 2010[1,2]		8,000	8,056
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008		7,921	7,908
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 4.689% 2035[2]		7,450	7,463
Discover Card Master Trust I, Series 1996-4, Class B, 4.919% 2013[2]		7,000	7,129
American Express Credit Account Master Trust, Series 2005-3, Class B, 4.509% 2011[2]		7,000	7,001
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 2022[1]		6,836	6,938
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-1, 2.87% 2013		2,427	2,402
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035		2,500	2,461
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035		2,000	2,007
First USA Credit Card Master Trust, Series 1997-4, Class C, 5.37% 2010[1,2]		6,630	6,657
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 3.995% 2010[1]		6,357	6,298
Impac CMB Grantor Trust, Series 2004-6, Class M-4, 5.529% 2034[2]		5,955	5,989
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014		3,977	3,831
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018		2,039	2,021
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 2010[1]		5,584	5,524
Chase Credit Card Owner Trust, Series 2003-6, Class B, 4.719% 2011[2]		5,000	5,029
West Penn Funding LLC, Series 1999-A, Class A-4, 6.98% 2008		4,500	4,660
Advanta Business Card Master Trust, Series 2005-C1, Class C, 4.88% 2011[2]		2,000	2,003
Advanta Business Card Master Trust, Series 2005-A2, Class A-1, 4.50% 2013[2]		2,000	1,996
Centex Home Equity Loan Trust, Series 2005-A, Class AF-4, 4.72% 2031		1,750	1,732
Centex Home Equity Loan Trust, Series 2005-A, Class AF-6, 4.69% 2035		2,000	1,967
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[2]		3,490	3,425
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[1]		3,400	3,342
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030		3,031	3,042
Harley-Davidson Motorcycle Trust, Series 2001-3, Class B, 3.72% 2009		298	295
Harley-Davidson Motorcycle Trust, Series 2001-3, Class A-2, 4.04% 2009		1,604	1,596
Harley-Davidson Motorcycle Trust, Series 2002-2, Class B, 2.84% 2010		1,099	1,090
Triad Automobile Receivables Trust, Series 2002-1, Class A-3, AMBAC insured, 3.00% 2009[1]		2,867	2,843
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1,
Series 1997-1, Class A-7, 6.42% 2008		2,601	2,622
Chase Manhattan Auto Owner Trust, Series 2002-B, 4.24% 2009		2,132	2,132
Advanta Mortgage Loan Trust, Series 1999-2, Class A-6, AMBAC insured, 6.82% 2029		1,983	1,992
Hyundai Auto Receivables Trust, Series 2002-A, Class C, 3.91% 2009[1]		2,000	1,986
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010		1,649	1,648
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009[1]		1,562	1,545
Continental Auto Receivables Owner Trust, Series 2000-B, Class CTFS, MBIA insured, 7.11% 2007[1]		1,117	1,119
Capital One Master Trust, Series 2002-1A, Class B, 4.969% 2011[2]		1,000	1,013
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1,
Series 1997-1, Class A-6, 6.38% 2008		960	969
NPF XII, Inc., Series 1999-3, Class B, 2.389% 2003[1,2,7]		3,000	0
NPF XII, Inc., Series 2001-1A, Class A, 1.989% 2004[1,2,7]		7,000	280
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007[1,6]		16,000	640
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008[1]		401	399
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[1]		255	252
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 5.129% 2032[2]		581	582
Chevy Chase Auto Receivables Trust, Series 2001-2, Class A-4, 4.44% 2007		428	429
			1,410,100

MUNICIPALS — 1.08%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033		64,975	70,816
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027		38,330	40,488
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025		28,051	27,958
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024		15,500	16,935
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2002, 5.75% 2032		4,855	5,046
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025		20,639	20,582
State of California, Department of Water Resources, Power Supply Revenue Bonds, Series 2002-E, 4.33% 2006		13,320	13,301
State of Louisiana, Tobacco Settlement Authority, Asset-backed Bonds, Series 2001-B, 5.50% 2030		10,000	10,239
State of California, Los Angeles County Metropolitan Transportation Authority, General Revenue Refunding Bonds (Workers’ Compensation Funding Program), Series 2003, AMBAC insured, 3.83% 2008		5,000	4,889
State of California, Los Angeles County Metropolitan Transportation Authority, General Revenue Refunding Bonds (Workers’ Compensation Funding Program), Series 2003, AMBAC insured, 4.56% 2010		5,000	4,937
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San Diego Unified Port District-South Bay Plant Acquisition), Series 1999, 6.63% 2009[1]		8,861	9,073
State of Washington, Tobacco Settlement Authority, Asset-backed Bonds, Series 2002, 6.50% 2026		6,715	7,253
State of South Carolina, Tobacco Settlement Revenue Management Authority, Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022		6,410	6,772
State of South Carolina, Piedmont Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2004-A-1, 3.60% 2006		5,000	5,000
State of New York, Housing Finance Agency, State Personal Income Tax Revenue Bonds (Economic Development and Housing), Series B, 2.88% 2007		2,000	1,956
State of New York, Housing Finance Agency, State Personal Income Tax Revenue Bonds (Economic Development and Housing), Series B, 3.09% 2007		2,200	2,138
			247,383

Total bonds & notes (cost: $20,648,010,000)			20,738,984

		Shares or	Market value
Convertible securities — 0.53%		principal amount	(000)

CONSUMER DISCRETIONARY — 0.17%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010		€18,421,000	$22,113
General Motors Corp., Series B, 5.25% convertible senior debentures 2032		$17,375,000	10,355
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032		128,100	3,536
			36,004

INFORMATION TECHNOLOGY — 0.11%
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007		$14,700,000	14,204
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007		$12,000,000	11,550
			25,754

TELECOMMUNICATION SERVICES — 0.09%
American Tower Corp. 5.00% convertible debentures 2010		$21,000,000	20,921

INDUSTRIALS — 0.07%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031[1]		180,000	17,055

UTILITIES — 0.07%
AES Trust VII 6.00% convertible preferred 2008		351,450	16,817

FINANCIALS — 0.02%
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008		70,400	3,545

MISCELLANEOUS — 0.00%
Other convertible securities in initial period of acquisition			924

Total convertible securities (cost: $99,629,000)			121,020

Preferred securities — 3.49%		Shares

FINANCIALS — 3.49%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,2]		121,238,000	134,157
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,2]		57,500,000	62,197
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[1,2]		87,750,000	102,792
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred[1,2]		25,000,000	38,303
HSBC Capital Funding LP 8.03% noncumulative preferred[2]		20,000,000	29,312
Fannie Mae, Series O, 7.00% preferred[1]		1,369,000	74,953
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]		1,670,000	45,508
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual preferred capital securities[1]		230,000	5,894
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,2]		47,710,000	50,706
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[1,2]		21,750,000	22,783
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[1,2]		19,000,000	22,014
ING Capital Funding Trust III 8.439% noncumulative preferred[2]		31,000,000	35,284
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares		1,200,000	31,812
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]		24,970,000	24,239
RBS Capital Trust I 4.709% noncumulative trust preferred[2]		18,550,000	17,658
Royal Bank of Scotland Group PLC 6.625%[2]		4,700,000	6,184
RBS Capital Trust IV 5.327% noncumulative trust preferred[2]		5,000,000	5,053
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[1,2]		17,638,000	19,327
Standard Chartered Capital Trust I 8.16%[2]		10,000,000	$13,893
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[1,2]		12,000,000	13,271
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]		11,250,000	12,461
Weingarten Realty Investors, Series D, 6.75% preferred 2008		400,000	10,304
HBOS Capital Funding LP, Series A, 6.461% noncumulative preferred[2]		3,000,000	5,839
New Plan Excel Realty Trust, Inc., Series D, 7.80% preferred cumulative step-up premium rate		112,500	5,780
ACE Ltd., Series C, 7.80% preferred depositary shares		217,355	5,673
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative step-up premium rate		50,000	5,117
			800,514

CONSUMER STAPLES — 0.00%
Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS preferred 2039		18,500	470

CONSUMER DISCRETIONARY — 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009[12]		50,565	25

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. - MOD III Inc., units[4,12,13]		1,447	0

TELECOMMUNICATION SERVICES — 0.00%
XO Communications, Inc. 14.00% preferred 2009[4,8,12]		24	0

Total preferred securities (cost: $720,185,000)			801,009

Common stocks — 0.27%

UTILITIES — 0.16%
Drax Group PLC[12]		4,430,290	37,689

FINANCIALS — 0.04%
Beverly Hills Bancorp Inc.		883,800	9,165

TELECOMMUNICATION SERVICES — 0.04%
Dobson Communications Corp., Class A1,12		1,051,359	7,885
XO Communications, Inc.[12]		5,685	10
			7,895

INDUSTRIALS — 0.02%
DigitalGlobe Inc.[1,4,12]		3,984,039	3,984
Delta Air Lines, Inc.[1,12]		312,961	235
			4,219

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.[12,13]		879,000	2,145

HEALTH CARE — 0.00%
Clarent Hospital Corp.[4,12,13]		331,291	$165

Total common stocks (cost: $55,856,000)			61,278

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Communications, Inc., Series A, warrants, expire 2010[12]		11,373	3
XO Communications, Inc., Series B, warrants, expire 2010[12]		8,529	1
XO Communications, Inc., Series C, warrants, expire 2010[12]		8,529	1
GT Group Telecom Inc., warrants, expire 2010[1,4,12]		2,750	0

Total warrants (cost: $143,000)			5

Short-term securities — 6.97%		Principal amount (000)

CAFCO, LLC 4.33%-4.37% due 2/14-3/9/2006[1,10]		$104,400	103,642
CAFCO, LLC 4.09% due 1/5/2006[1]		50,000	49,973
Ciesco LLC 4.37% due 3/1/2006[1,10]		41,400	41,111
Clipper Receivables Co., LLC 4.28%-4.30% due 1/17-1/26/2006[1]		173,600	173,185
Pfizer Investment Capital PLC 4.175%-4.25% due 1/19-1/24/2006[1]		170,500	170,090
Procter & Gamble Co. 4.18%-4.24% due 1/4-1/20/2006[1]		140,000	139,765
Freddie Mac 4.23%-4.255% due 2/16-2/27/2006[10]		78,400	77,949
Freddie Mac 4.18% due 2/1/2006		45,300	45,133
Federal Home Loan Bank 4.10%-4.15% due 1/20-1/27/2006		88,500	88,268
Park Avenue Receivables Co., LLC 4.25%-4.29% due 1/10-1/27/2006[1]		61,500	61,370
Preferred Receivables Funding Corp. 4.32% due 1/30/2006[1]		20,400	20,327
Triple-A One Funding Corp. 4.30% due 1/12-1/13/2006[1]		75,560	75,445
Federal Farm Credit Banks 4.10%-4.15% due 1/4-1/12/2006		69,300	69,250
Concentrate Manufacturing Co. of Ireland 4.20%-4.25% due 1/6-1/27/2006[1]		63,600	63,427
NetJets Inc. 4.29% due 2/7-2/10/2006[1,10]		53,900	53,647
Atlantic Industries 4.28%-4.30% due 2/10-2/17/2006[1,10]		53,200	52,929
Variable Funding Capital Corp. 4.31% due 2/9-2/10/2006[1,10]		49,700	49,459
Gannett Co. 4.25% due 1/18/2006[1]		37,500	37,420
Bank of America Corp. 4.10% due 1/6/2006		37,000	36,976
American General Finance Corp. 4.25% due 1/30/2006		35,000	34,876
Wal-Mart Stores Inc. 4.08% due 1/10/2006[1]		25,400	25,371
Cloverleaf International Holdings SA 4.25% due 1/9/2006[1]		25,000	24,973
Verizon Network Funding Corp. 4.27% due 1/17/2006		25,000	24,950
Anheuser-Busch Companies, Inc. 4.30% due 2/27/2006[1,10]		25,000	24,827
Hershey Co. 4.24% due 1/10/2006[1]		24,000	23,972
Tennessee Valley Authority 4.03% due 1/12/2006		15,800	15,778
General Electric Capital Corp. 4.20% due 1/3/2006		13,200	13,194
Fannie Mae 4.25% due 3/3/2006[10]		6,000	5,956

Total short-term securities (cost: $1,603,204,000)			1,603,263

			Market value (000)

Total investment securities (cost: $23,127,027,000)			$23,325,559
Other assets less liabilities			(349,936)

Net assets			$22,975,623

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $5,137,294,000, which represented 22.36% of the net assets of the fund.
2 Coupon rate may change periodically.
3 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
Therefore, the effective maturities are shorter than the stated maturities.
4 Valued under fair value procedures adopted by authority of the board of directors.
5 Step bond; coupon rate will increase at a later date.
6 Company not making scheduled interest payments; bankruptcy proceedings pending.
7 Company did not make principal payment upon scheduled maturity date; reorganization pending.
8 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
9 Scheduled interest payments not made; reorganization pending.
10This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
11Index-linked bond whose principal amount moves with a government retail price index.
12Security did not produce income during the last 12 months.
13Represents an affiliated company as defined under the Investment Company Act of 1940.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at December 31, 2005	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $23,109,565)	$23,323,248
Affiliated issuers (cost: $17,462)	2,311	$23,325,559
Cash		48,893
Receivables for:
Sales of investments	4,840
Sales of fund's shares	67,108
Open forward currency contracts	4,878
Closed forward currency contracts	2,740
Dividends and interest	266,071	345,637
		23,720,089
Liabilities:
Payables for:
Purchases of investments	511,105
Repurchases of fund's shares	215,627
Open forward currency contracts	1,877
Closed forward currency contracts	1,463
Investment advisory services	4,407
Services provided by affiliates	8,809
Deferred directors' compensation	383
Other fees and expenses	795	744,466
Net assets at December 31, 2005		$22,975,623

Net assets consist of:
Capital paid in on shares of capital stock		$23,238,530
Undistributed net investment income		13,350
Accumulated net realized loss		(477,091)
Net unrealized appreciation		200,834
Net assets at December 31, 2005		$22,975,623

Total authorized capital stock - 2,500,000 shares, $.001 par value (1,737,335 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share(1)

Class A	$17,737,821	1,341,270	$13.22
Class B	1,415,200	107,013	13.22
Class C	1,428,965	108,054	13.22
Class F	802,612	60,691	13.22
Class 529-A	273,364	20,671	13.22
Class 529-B	57,877	4,376	13.22
Class 529-C	120,777	9,133	13.22
Class 529-E	15,347	1,160	13.22
Class 529-F	7,310	553	13.22
Class R-1	17,635	1,333	13.22
Class R-2	351,636	26,590	13.22
Class R-3	361,447	27,331	13.22
Class R-4	181,490	13,724	13.22
Class R-5	204,142	15,436	13.22
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $13.74 each.

See Notes to Financial Statements

Statement of operations
for the year ended December 31, 2005	(dollars in thousands	)

Investment income:
Income:
Interest (net of non-U.S. withholding
tax of $814; also includes $704 from affiliates)	$1,106,786
Dividends (includes
$523 from affiliates)	17,734	$1,124,520

Fees and expenses:(1)
Investment advisory services	53,137
Distribution services	76,616
Transfer agent services	21,808
Administrative services	7,504
Reports to shareholders	1,028
Registration statement and prospectus	1,159
Postage, stationery and supplies	2,396
Directors' compensation	149
Auditing and legal	132
Custodian	890
State and local taxes	172
Other	13
Total fees and expenses before reimbursements/waivers	165,004
Less reimbursement/waiver of fees and expenses:
Investment advisory services	4,703
Administrative services	932
Total fees and expenses after reimbursements/waivers		159,369
Net investment income		965,151

Net realized gain and change in unrealized appreciation
on investments and non-U.S. currency:
Net realized gain on:
Investments (including $24,025 net gain from affiliates)	158,285
Non-U.S. currency transactions	35,200	193,485
Net change in unrealized appreciation on:
Investments	(759,742)
Non-U.S. currency translations	5,769	(753,973)
Net realized gain and change in unrealized appreciation on investments and non-U.S. currency		(560,488)
Net increase in net assets resulting from operations		$404,663

(1) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets	(dollars in thousands	)

	Year ended December 31
	2005	2004
Operations:
Net investment income	$965,151	$800,046
Net realized gain on investments and non-U.S. currency transactions	193,485	191,769
Net change in unrealized (depreciation) appreciation
on investments and non-U.S. currency translations	(753,973)	32,889
Net increase in net assets resulting from operations	404,663	1,024,704

Dividends paid to shareholders from net investment income	(1,081,144)	(822,839)

Capital share transactions	3,822,696	2,677,089

Total increase in net assets	3,146,215	2,878,954

Net assets:
Beginning of year	19,829,408	16,950,454
End of year (including undistributed
net investment income: $13,350 and $24,684, respectively)	$22,975,623	$19,829,408

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization - The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net change in unrealized appreciation or depreciation on investments. The realized gain or loss and change in unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Mortgage dollar rolls - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. withholding taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities. For the year ended December 31, 2005, there were no non-U.S. taxes recorded based on realized and unrealized gains.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of December 31, 2005, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $23,181,297,000.

During the year ended December 31, 2005, the fund reclassified $104,674,000 from undistributed net realized gains to undistributed net investment income and reclassified $15,000 from undistributed net investment income to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and non-U.S. currency gains	$28,638
Short-term and long-term capital loss deferrals	(432,969)
Gross unrealized appreciation on investment securities	519,237
Gross unrealized depreciation on investment securities	(374,975)
Net unrealized appreciation on investment securities	144,262

Short-term capital loss deferrals above include capital loss carryforwards of $183,032,000 and $243,982,000 expiring in 2010 and 2011, respectively. These numbers reflect the utilization of a capital loss carryforward of $87,767,000. The remaining capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. Short-term and long-term capital loss deferrals above include capital losses of $5,955,000 that were realized during the period November 1, 2005, through December 31, 2005. During the year ended December 31, 2005, the fund realized, on a tax basis, a net capital gain of $81,812,000 before the deferral of capital losses of $5,955,000.

Ordinary income distributions paid to shareholders from net investment income and non-U.S. currency gains were as follows (dollars in thousands):

	Year ended December 31
Share class	2005	2004
Class A	$867,764	$683,482
Class B	61,634	51,745
Class C	55,743	37,239
Class F	33,288	17,193
Class 529-A	11,711	6,705
Class 529-B	2,278	1,568
Class 529-C	4,413	2,641
Class 529-E	618	375
Class 529-F	295	135
Class R-1	629	297
Class R-2	13,142	6,883
Class R-3	14,060	6,674
Class R-4	7,048	2,053
Class R-5	8,521	5,849
Total	$1,081,144	$822,839

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.12% on such assets in excess of $20 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 2.25% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. CRMC is currently waiving a portion of investment advisory services fees. At the beginning of the period, CRMC waived 5% of these fees and increased the waiver to 10% on April 1, 2005. During the year ended December 31, 2005, total investment advisory services fees waived by CRMC were $4,703,000. As a result, the fee shown on the accompanying financial statements of $53,137,000, which was equivalent to an annualized rate of 0.247%, was reduced to $48,434,000, or 0.225% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2005, unreimbursed expenses subject to reimbursement totaled $7,865,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended December 31, 2005, the total administrative services fees paid by CRMC were $8,000, $923,000 and $1,000 for Class R-1, R-2 and R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the year ended December 31, 2005, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$42,166	$20,246	Not applicable	Not applicable	Not applicable
Class B	13,994	1,562	Not applicable	Not applicable	Not applicable
Class C	12,684	Included in administrative services	$1,823	$394	Not applicable
Class F	1,586		708	174	Not applicable
Class 529-A	411		264	52	$227
Class 529-B	533		63	30	54
Class 529-C	1,021		120	46	103
Class 529-E	64		15	3	13
Class 529-F	4		6	1	5
Class R-1	142		20	15	Not applicable
Class R-2	2,227		446	1,720	Not applicable
Class R-3	1,454		436	393	Not applicable
Class R-4	330		201	14	Not applicable
Class R-5	Not applicable		153	5	Not applicable
Total	$76,616	$21,808	$4,255	$2,847	$402

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $149,000, shown on the accompanying financial statements, includes $109,000 in current fees (either paid in cash or deferred) and a net increase of $40,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends		Repurchases(1)		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2005
Class A	$4,739,784	353,095	$753,982	56,328	$(3,046,419)	(227,453)	$2,447,347	181,970
Class B	210,741	15,691	51,049	3,814	(196,388)	(14,642)	65,402	4,863
Class C	539,360	40,179	46,353	3,465	(239,621)	(17,876)	346,092	25,768
Class F	439,809	32,789	26,293	1,966	(129,966)	(9,713)	336,136	25,042
Class 529-A	99,048	7,386	11,692	874	(17,655)	(1,317)	93,085	6,943
Class 529-B	11,021	821	2,274	170	(3,178)	(237)	10,117	754
Class 529-C	43,687	3,257	4,404	330	(10,279)	(767)	37,812	2,820
Class 529-E	5,516	411	616	46	(1,102)	(82)	5,030	375
Class 529-F	3,351	250	295	22	(383)	(28)	3,263	244
Class R-1	10,761	802	627	46	(3,762)	(281)	7,626	567
Class R-2	185,712	13,833	13,048	976	(75,678)	(5,646)	123,082	9,163
Class R-3	211,778	15,775	14,002	1,047	(68,049)	(5,080)	157,731	11,742
Class R-4	130,864	9,741	7,037	526	(29,203)	(2,180)	108,698	8,087
Class R-5	121,222	9,076	5,937	444	(45,884)	(3,422)	81,275	6,098
Total net increase
(decrease)	$6,752,654	503,106	$937,609	70,054	$(3,867,567)	(288,724)	$3,822,696	284,436

Year ended December 31, 2004
Class A	$4,113,288	304,709	$585,100	43,375	$(3,028,423)	(224,803)	$1,669,965	123,281
Class B	290,080	21,493	42,293	3,135	(226,378)	(16,819)	105,995	7,809
Class C	452,065	33,472	30,241	2,242	(218,016)	(16,201)	264,290	19,513
Class F	276,299	20,471	13,677	1,014	(100,016)	(7,438)	189,960	14,047
Class 529-A	81,558	6,041	6,689	496	(12,466)	(925)	75,781	5,612
Class 529-B	15,159	1,123	1,564	116	(3,056)	(228)	13,667	1,011
Class 529-C	34,537	2,558	2,635	195	(8,033)	(597)	29,139	2,156
Class 529-E	3,881	287	374	28	(721)	(54)	3,534	261
Class 529-F	2,019	150	135	10	(119)	(9)	2,035	151
Class R-1	7,762	575	295	22	(2,382)	(176)	5,675	421
Class R-2	163,885	12,152	6,838	507	(46,485)	(3,445)	124,238	9,214
Class R-3	149,741	11,099	6,643	493	(41,099)	(3,048)	115,285	8,544
Class R-4	70,820	5,252	2,044	151	(15,251)	(1,131)	57,613	4,272
Class R-5	39,652	2,956	3,979	295	(23,719)	(1,764)	19,912	1,487
Total net increase
(decrease)	$5,700,746	422,338	$702,507	52,079	$(3,726,164)	(276,638)	$2,677,089	197,779

6. Forward currency contracts

As of December 31, 2005, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows (dollars in thousands):

	Contract amount		U.S. valuations at December 31, 2005
				Unrealized
Non-U.S. currency contracts	Non-U.S.	U.S.	Amount	appreciation

Sales:
Euros
expiring 1/5 to 5/10/2006	€294,054	$349,902	$348,483	$1,419
Japanese yen
expiring 1/23 to 3/27/2006	¥20,931,712	179,834	178,626	1,208
Swedish kronor
expiring 1/23/2006	SKr403,644	51,564	50,857	707
British pounds
expiring 2/23/2006	£29,507	50,642	50,712	(70)
Danish kroner
expiring 3/9/2006	DKr249,912	39,511	39,774	(263)

Forward currency contracts - net		$671,453	$668,452	$3,001

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $13,512,747,000 and $10,120,696,000, respectively, during the year ended December 31, 2005.

Financial highlights	(1)

			Income from investment operations(2)

		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Net asset value, end of period	Total return(3)	Net assets, end of period (in millions	)		Ratio of expenses to average net assets before reimbursements / waivers		Ratio of expenses to average net assets after reimbursements / waivers	(4)	Ratio of net income to average net assets
Class A:
Year ended 12/31/2005		$13.65	$.62	$(.36)	$.26	$(.69)	$13.22	1.94%	$17,738			.65%		.62%		4.60%
Year ended 12/31/2004		13.51	.61	.16	.77	(.63)	13.65	5.85	15,822			.65		.65		4.54
Year ended 12/31/2003		12.70	.68	.84	1.52	(.71)	13.51	12.22	13,991			.67		.67		5.15
Year ended 12/31/2002		12.79	.82	(.08)	.74	(.83)	12.70	6.11	12,600			.71		.71		6.59
Year ended 12/31/2001		12.79	.93	(.03)	.90	(.90)	12.79	7.15	11,223			.71		.71		7.17
Class B:
Year ended 12/31/2005		13.65	.52	(.36)	.16	(.59)	13.22	1.19	1,415			1.38		1.36		3.87
Year ended 12/31/2004		13.51	.51	.16	.67	(.53)	13.65	5.07	1,394			1.39		1.38		3.80
Year ended 12/31/2003		12.70	.58	.84	1.42	(.61)	13.51	11.38	1,274			1.41		1.41		4.37
Year ended 12/31/2002		12.79	.72	(.08)	.64	(.73)	12.70	5.28	939			1.47		1.47		5.77
Year ended 12/31/2001		12.79	.83	(.03)	.80	(.80)	12.79	6.37	471			1.45		1.45		6.30
Class C:
Year ended 12/31/2005		13.65	.51	(.36)	.15	(.58)	13.22	1.12	1,429			1.44		1.42		3.81
Year ended 12/31/2004		13.51	.50	.16	.66	(.52)	13.65	4.99	1,123			1.46		1.45		3.71
Year ended 12/31/2003		12.70	.57	.84	1.41	(.60)	13.51	11.29	848			1.49		1.49		4.26
Year ended 12/31/2002		12.79	.71	(.08)	.63	(.72)	12.70	5.20	554			1.55		1.55		5.66
Period from 3/15/2001 to 12/31/2001		13.05	.63	(.27)	.36	(.62)	12.79	2.83	188			1.57	(5)	1.57	(5)	6.25	(5)
Class F:
Year ended 12/31/2005		13.65	.62	(.36)	.26	(.69)	13.22	1.92	803			.65		.63		4.60
Year ended 12/31/2004		13.51	.60	.16	.76	(.62)	13.65	5.80	487			.70		.69		4.46
Year ended 12/31/2003		12.70	.67	.84	1.51	(.70)	13.51	12.15	292			.72		.72		5.02
Year ended 12/31/2002		12.79	.81	(.08)	.73	(.82)	12.70	6.04	180			.77		.77		6.44
Period from 3/15/2001 to 12/31/2001		13.05	.70	(.27)	.43	(.69)	12.79	3.35	76			.79	(5)	.79	(5)	7.03	(5)
Class 529-A:
Year ended 12/31/2005		13.65	.61	(.36)	.25	(.68)	13.22	1.88	273			.69		.67		4.57
Year ended 12/31/2004		13.51	.60	.16	.76	(.62)	13.65	5.80	187			.70		.70		4.48
Year ended 12/31/2003		12.70	.67	.84	1.51	(.70)	13.51	12.21	110			.68		.68		5.05
Period from 2/15/2002 to 12/31/2002		12.76	.69	(.04)	.65	(.71)	12.70	5.33	50			.75	(5)	.75	(5)	6.46	(5)
Class 529-B:
Year ended 12/31/2005		13.65	.50	(.36)	.14	(.57)	13.22	1.02	58			1.54		1.52		3.71
Year ended 12/31/2004		13.51	.48	.16	.64	(.50)	13.65	4.86	49			1.59		1.58		3.60
Year ended 12/31/2003		12.70	.55	.84	1.39	(.58)	13.51	11.18	35			1.61		1.61		4.13
Period from 2/15/2002 to 12/31/2002		12.76	.60	(.04)	.56	(.62)	12.70	4.55	17			1.64	(5)	1.64	(5)	5.57	(5)
Class 529-C:
Year ended 12/31/2005		13.65	.50	(.36)	.14	(.57)	13.22	1.03	121			1.53		1.51		3.74
Year ended 12/31/2004		13.51	.48	.16	.64	(.50)	13.65	4.88	86			1.57		1.57		3.61
Year ended 12/31/2003		12.70	.55	.84	1.39	(.58)	13.51	11.19	56			1.59		1.59		4.15
Period from 2/19/2002 to 12/31/2002		12.73	.60	(.02)	.58	(.61)	12.70	4.75	28			1.63	(5)	1.63	(5)	5.58	(5)
Class 529-E:
Year ended 12/31/2005		13.65	.57	(.36)	.21	(.64)	13.22	1.56	15			1.01		.99		4.25
Year ended 12/31/2004		13.51	.55	.16	.71	(.57)	13.65	5.43	11			1.05		1.05		4.13
Year ended 12/31/2003		12.70	.62	.84	1.46	(.65)	13.51	11.77	7			1.06		1.06		4.68
Period from 3/7/2002 to 12/31/2002		12.70	.61	.02	.63	(.63)	12.70	5.14	3			1.13	(5)	1.13	(5)	6.06	(5)
Class 529-F:
Year ended 12/31/2005		13.65	.62	(.36)	.26	(.69)	13.22	1.98	7			.58		.56		4.69
Year ended 12/31/2004		13.51	.59	.16	.75	(.61)	13.65	5.69	4			.80		.80		4.36
Year ended 12/31/2003		12.70	.64	.84	1.48	(.67)	13.51	11.96	2			.82		.82		4.72
Period from 9/26/2002 to 12/31/2002		12.31	.19	.40	.59	(.20)	12.70	4.81	-		(6)	.30		.30		1.51
Class R-1:
Year ended 12/31/2005		$13.65	$.51	$(.36)	$.15	$(.58)	$13.22	1.11%	$18			1.51%		1.43%		3.82%
Year ended 12/31/2004		13.51	.50	.16	.66	(.52)	13.65	4.98	11			1.55		1.47		3.70
Year ended 12/31/2003		12.70	.57	.84	1.41	(.60)	13.51	11.29	5			1.65		1.49		4.13
Period from 6/11/2002 to 12/31/2002		12.65	.38	.06	.44	(.39)	12.70	3.59	1			2.53	(5)	1.52	(5)	5.55	(5)
Class R-2:
Year ended 12/31/2005		13.65	.51	(.36)	.15	(.58)	13.22	1.14	352			1.74		1.41		3.84
Year ended 12/31/2004		13.51	.50	.16	.66	(.52)	13.65	5.02	238			1.85		1.43		3.73
Year ended 12/31/2003		12.70	.57	.84	1.41	(.60)	13.51	11.33	111			1.94		1.46		4.20
Period from 5/31/2002 to 12/31/2002		12.72	.40	(.01)	.39	(.41)	12.70	3.23	21			1.67	(5)	1.48	(5)	5.56	(5)
Class R-3:
Year ended 12/31/2005		13.65	.56	(.36)	.20	(.63)	13.22	1.53	361			1.05		1.02		4.23
Year ended 12/31/2004		13.51	.55	.16	.71	(.57)	13.65	5.42	213			1.06		1.05		4.12
Year ended 12/31/2003		12.70	.62	.84	1.46	(.65)	13.51	11.76	95			1.12		1.07		4.59
Period from 6/4/2002 to 12/31/2002		12.73	.42	(.02)	.40	(.43)	12.70	3.31	18			1.20	(5)	1.10	(5)	5.95	(5)
Class R-4:
Year ended 12/31/2005		13.65	.61	(.36)	.25	(.68)	13.22	1.91	182			.67		.65		4.61
Year ended 12/31/2004		13.51	.60	.16	.76	(.62)	13.65	5.81	77			.68		.68		4.48
Year ended 12/31/2003		12.70	.67	.84	1.51	(.70)	13.51	12.15	18			.72		.72		5.05
Period from 5/20/2002 to 12/31/2002		12.67	.47	.04	.51	(.48)	12.70	4.21	11			.77	(5)	.74	(5)	6.20	(5)
Class R-5:
Year ended 12/31/2005		13.65	.66	(.36)	.30	(.73)	13.22	2.21	204			.37		.35		4.91
Year ended 12/31/2004		13.51	.65	.16	.81	(.67)	13.65	6.14	127			.37		.37		4.81
Year ended 12/31/2003		12.70	.71	.84	1.55	(.74)	13.51	12.52	106			.40		.40		5.39
Period from 5/15/2002 to 12/31/2002		12.66	.52	.05	.57	(.53)	12.70	4.66	78			.42	(5)	.42	(5)	6.75	(5)

	Year ended December 31
	2005	2004	2003	2002	2001

Portfolio turnover rate for all classes of shares	50%	45%	60%	50%	64%
(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown,
CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Annualized.
(6) Amount less than $1 million.

See Notes to Financial Statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of The Bond Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America, Inc. (the “Fund”), including the investment portfolio, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Bond Fund of America, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
February 14, 2006
Costa Mesa, California

Tax information         unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund’s fiscal year ended December 31, 2005.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. The fund designates $9,381,000 of the dividends paid by the fund as qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. The fund designates $8,870,000 of dividends received as qualified dividend income.

For state tax purposes, certain states may exempt from income taxation that portion of the income dividends paid by the fund that were derived from direct U.S. government obligations. The fund designates $90,381,000 as interest derived on direct U.S. government obligations.

Individual shareholders should refer to their Form 1099-DIV or other tax information, which was mailed in January 2006, to determine the calendar year amounts to be included on their 2005 tax returns. Shareholders should consult their tax advisers.


 [logo - American Funds (r)]          The right choice for the long term/(R)/

The Bond Fund
of America/SM/

RETIREMENT PLAN PROSPECTUS

 March 1, 2006

 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
10    Management and organization
14    Purchase, exchange and sale of shares
17    Sales charges
19    Sales charge reductions
21    Rollovers from retirement plans to IRAs
22    Plans of distribution
22    Other compensation to dealers
23    Distributions and taxes
24    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Risk/Return summary

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests the majority of its assets in bonds rated A and above. The fund may also invest in lower rated bonds.

The fund is designed for investors seeking current income, capital preservation over the long term and more price stability than that offered by stocks.  Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                          The Bond Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS
The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

[begin - bar chart]
Calendar year total returns for Class A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower)

1996          6.71%
1997          9.24%
1998          5.17%
1999          2.29%
2000          6.19%
2001          7.15%
2002          6.11%
2003         12.22%
2004          5.85%
2005          1.94%

[end - bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                                                        5.41%  (quarter ended June 30, 2003)
LOWEST                                                        -2.34%  (quarter ended June 30, 2004)

                                       2

The Bond Fund of America / Prospectus


Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.
Unlike the Investment Results table below, the Additional Investment Results table on page 8 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005
                                 1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 5/28/74   -1.87%   5.79%    5.84%        9.10%
-------------------------------------------------------------------------

                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/11/02  1.11%       5.84%
-------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/31/02  1.14        5.72
-------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/4/02   1.53        6.10
-------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 5/20/02  1.91        6.60
-------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02  2.21        6.98
-------------------------------------------------------

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 INDEXES
 Lehman Brothers Aggregate Bond        2.43%    5.87%    6.16%         N/A
 Index/2/
 Lipper Corporate Debt A-Rated Bond    1.90     5.47     5.48         8.72
 Funds Average/3/
 Consumer Price Index/4/               3.42     2.49     2.52         4.53
-------------------------------------------------------------------------------
 Class A annualized 30-day yield at December 31, 2005: 4.63%/5/
 (For current yield information, please call American FundsLine at
800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares became available; therefore, lifetime results are not shown.
3 Lipper Corporate Debt A-Rated Bond Funds Average is comprised of funds that invest at least 65% of their assets in corporate debt issues rated A or better or government issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
4 Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
 U.S. Department of Labor, Bureau of Labor Statistics.
5 Reflects a fee waiver (4.60% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the fund."

                                       3

                                          The Bond Fund of America / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------

 Maximum initial sales charge on purchases      3.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

/*/ The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------

 Management fees/1/                 0.25%   0.25%  0.25%  0.25%  0.25%   0.25%
-------------------------------------------------------------------------------
 Distribution and/or service        0.25    1.00   0.75   0.50   0.25    none
 (12b-1) fees/2/
-------------------------------------------------------------------------------
 Other expenses                     0.15    0.26   0.74   0.30   0.17    0.12
-------------------------------------------------------------------------------
 Total annual fund operating        0.65    1.51   1.74   1.05   0.67    0.37
 expenses/1/
-------------------------------------------------------------------------------

1 The fund's investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and is expected to continue at this level until further review. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain
 R share classes. Total annual fund operating expenses do not reflect any waiver or reimbursement. Information regarding the effect of the waiver/reimbursement on total annual fund operating expenses can be found in the Financial
 Highlights table and the audited financial statements in the fund's annual report.
2 Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .25%, 1.00%, 1.00%,
 .75% and .50%, respectively, of the class' average net assets annually.

                                       4

The Bond Fund of America / Prospectus


OTHER EXPENSES
The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties
(including affiliates of the fund's investment adviser) that provide recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to affiliated and unaffiliated entities of the fund's investment adviser providing services to retirement plans.

                PAYMENTS TO AFFILIATED       PAYMENTS TO UNAFFILIATED ENTITIES
                      ENTITIES
-------------------------------------------------------------------------------

 Class A          .05% of assets or                  .05% of assets or
            $12 per participant position*      $12 per participant position*
-------------------------------------------------------------------------------
 Class R-1          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2   $27 per participant position              .25% of assets
                 plus .15% of assets
-------------------------------------------------------------------------------
 Class R-3   $12 per participant position              .15% of assets
                 plus .10% of assets
 Class R-4          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5          .05% of assets                     .05% of assets
-------------------------------------------------------------------------------

* Payment amount depends on the date upon which services commenced.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 Class A*                        $439    $575     $724      $1,155
--------------------------------------------------------------------
 Class R-1                        154     477      824       1,802
--------------------------------------------------------------------
 Class R-2                        177     548      944       2,052
--------------------------------------------------------------------
 Class R-3                        107     334      579       1,283
--------------------------------------------------------------------
 Class R-4                         68     214      373         835
--------------------------------------------------------------------
 Class R-5                         38     119      208         468
--------------------------------------------------------------------

* Reflects the maximum initial sales charge in the first year.

                                       5

                                          The Bond Fund of America / Prospectus

Investment objective, strategies and risks
The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests a majority of its assets in debt securities rated A and above, including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund's current practice is not to invest more than 15% of its assets in debt securities rated Ba and BB or below or in debt securities that are unrated but determined to be of equivalent quality.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

The fund may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. Examples of such securities are mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae")
and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). These securities are neither issued nor guaranteed by the U.S. Treasury.

                                       6

The Bond Fund of America / Prospectus


Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.
The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices; conversely, it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       7

                                          The Bond Fund of America / Prospectus

ADDITIONAL INVESTMENT RESULTS
Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.
 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005

                                 1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 5/28/74   1.94%    6.60%    6.25%        9.23%

                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/11/02  1.11%       5.84%
 CLASS R-2 -- FIRST SOLD 5/31/02  1.14        5.72
 CLASS R-3 -- FIRST SOLD 6/4/02   1.53        6.10
 CLASS R-4 -- FIRST SOLD 5/20/02  1.91        6.60
 CLASS R-5 -- FIRST SOLD 5/15/02  2.21        6.98

                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/
-------------------------------------------------------------------------------

 INDEXES
 Lehman Brothers Aggregate Bond     2.43%    5.87%      6.16%          N/A
 Index/2/
 Lipper Corporate Debt A-Rated      1.90     5.47       5.48          8.72
 Bond Funds Average/3/
 Consumer Price Index/4/            3.42     2.49       2.52          4.53
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2005: 5.12%/5/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares became available; therefore, lifetime results are not shown.
3 Lipper Corporate Debt A-Rated Bond Funds Average is comprised of funds that invest at least 65% of their assets in corporate debt issues rated A or better or government issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
4 Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
 U.S. Department of Labor, Bureau of Labor Statistics.
5 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month. The dividends paid were reduced by a portion of the January 2006 dividend that was prepaid in December 2005.

                                       8

The Bond Fund of America / Prospectus


[begin - pie chart]
Holdings by investment type as of December 31, 2005 (percent of net assets)

Mortgage-backed obligations                                 20.4%
U.S. government & government agency bonds & notes            9.8%
Non-U.S. government & government agency bonds & notes        6.7%
Asset-backed obligations                                     6.1%
Preferred securities                                         3.5%
Municipals                                                   1.1%
Convertible securities                                       0.5%
Common stocks                                                0.3%
Corporate bonds & notes                                     46.2%
Short-term securities & other assets less liabilities        5.4%

[end- pie chart]

 HOLDINGS BY QUALITY RATING AS OF DECEMBER 31, 2005
 See the appendix in the statement of additional information for a description of quality categories.

                                               PERCENT OF NET ASSETS
-------------------------------------------------------------------------------

 U.S. government obligations/*/                          7.6%
-------------------------------------------------------------------------------
 Federal agencies                                        9.8
-------------------------------------------------------------------------------
 Aaa/AAA                                                21.1
-------------------------------------------------------------------------------
 Aa/AA                                                   6.7
-------------------------------------------------------------------------------
 A/A                                                    21.9
-------------------------------------------------------------------------------
 Baa/BBB                                                18.1
-------------------------------------------------------------------------------
 Ba/BB or below                                          9.1
-------------------------------------------------------------------------------
 Other                                                   0.3
-------------------------------------------------------------------------------
 Cash & equivalents                                      5.4
-------------------------------------------------------------------------------

* These securities are guaranteed by the full faith and credit of the U.S.
 government.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       9

                                          The Bond Fund of America / Prospectus

Management and organization

INVESTMENT ADVISER
Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 135 South State
College Boulevard, Brea, California 92821. Capital Research and Management
Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's annual report to shareholders for the fiscal year ended December 31, 2005.

EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution for the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

                                       10

The Bond Fund of America / Prospectus


PORTFOLIO HOLDINGS
Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings updated as of each calendar quarter-end is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange
Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of Capital Research and Management Company's investment committee.

                                       11

                                          The Bond Fund of America / Prospectus

The primary individual portfolio counselors for The Bond Fund of America are:

                                             PRIMARY TITLE WITH      PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)          ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE              OF THE FUND
-----------------------------------------------------------------------------------------

 ABNER D. GOLDSTINE          32 years        Senior Vice President   Serves as a
 President and          (since the fund's    and Director, Capital   fixed-income
 Director                   inception)       Research and            portfolio counselor
                                             Management Company

                                             Investment
                                             professional for 54
                                             years in total; 39
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------
 DAVID C. BARCLAY            11 years        Senior Vice             Serves as a
 Senior Vice President                       President, Capital      fixed-income
                                             Research and            portfolio counselor
                                             Management Company

                                             Investment
                                             professional for 25
                                             years in total; 18
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------
 MARK R. MACDONALD           7 years         Senior Vice President   Serves as a
 Senior Vice President                       and Director, Capital   fixed-income
                                             Research and            portfolio counselor
                                             Management Company

                                             Investment
                                             professional for 20
                                             years in total; 12
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------
 JOHN H. SMET                17 years        Senior Vice             Serves as a
 Senior Vice President                       President, Capital      fixed-income
                                             Research and            portfolio counselor
                                             Management Company

                                             Investment
                                             professional for 24
                                             years in total; 23
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------
 MARK H. DALZELL             12 years        Senior Vice             Serves as a
                                             President, Capital      fixed-income
                                             Research Company        portfolio counselor

                                             Investment
                                             professional for 28
                                             years in total; 18
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------
 SUSAN M. TOLSON             8 years         Senior Vice             Serves as a
                         (plus 7 years of    President, Capital      fixed-income
                         prior experience    Research Company        portfolio counselor
                              as an
                        investment analyst   Investment
                          for the fund)      professional for 18
                                             years in total; 16
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------

                                       12

The Bond Fund of America / Prospectus


Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR PLAN RECORDKEEPER FOR
MORE INFORMATION.

                                       13

                                          The Bond Fund of America / Prospectus

Purchase, exchange and sale of shares
AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO
OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.
Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class
R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth Individual Retirement Accounts
(IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs,
individual 403(b) plans and 529 college savings plans such as
CollegeAmerica./(R)/

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

                                       14

The Bond Fund of America / Prospectus


FREQUENT TRADING OF FUND SHARES
The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

The fund's board of directors has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the fund's "purchase blocking policy," any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures or other procedures that
American Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or another frequent trading policy that achieves the objective of the purchase blocking policy. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:
systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions. The statement of additional information contains more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

                                       15

                                          The Bond Fund of America / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.
If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service
Company. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to
IRAs."

VALUING SHARES
The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

                                       16

The Bond Fund of America / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                               SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none          see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES
The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

                                       17

                                          The Bond Fund of America / Prospectus

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class
 A shares. Such plans may invest only in Class R shares.

 Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.
 Employer-sponsored retirement plans not currently invested in Class A shares, or that are currently investing in Class A shares with a sales charge, are not eligible to establish a statement of intention that qualifies them to purchase
 Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions."

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of 1.00%
for sales of Class R-1 shares, .75% for Class R-2 shares, .50% for Class R-3 shares and .25% for Class R-4 shares. No dealer compensation is paid on sales of
Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

                                       18

The Bond Fund of America / Prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION
 You may take into account your accumulated holdings in all share classes of the
 American Funds to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a)
 the current value of your existing holdings or (b) the amount you invested
 (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may
 also be taken into account to determine your Class A sales charge.

                                       19

                                          The Bond Fund of America / Prospectus

 STATEMENT OF INTENTION
 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS THROUGH A LINK ON
THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, FROM THE
STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.

                                       20

The Bond Fund of America / Prospectus


Rollovers from retirement plans to IRAs
Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. More information on Class B, C and F shares can be found in the fund's prospectus for non-retirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet all of the following three requirements:

 -- the retirement plan from which assets are being rolled over is part of an
    American Funds proprietary retirement plan program (such as PlanPremier,
    Recordkeeper Direct or Recordkeeper Connect/(R)/) or is a plan whose participant subaccounts are serviced by American Funds Service Company;

 -- the plan's assets were invested in American Funds at the time of distribution; and

 -- the plan's assets are rolled over to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information if invested in Class A shares.

TRANSFERS TO IRAS

Transfers to IRAs that are attributable to American Funds investments held in
SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares.

                                       21

                                          The Bond Fund of America / Prospectus

Plans of distribution
The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares, up to 1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for Class R-4 shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American
Funds assets attributable to that dealer. For calendar year 2005, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American
Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds
Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

                                       22

The Bond Fund of America / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or
American Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS
Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       23

                                          The Bond Fund of America / Prospectus

                                       24

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                 INCOME FROM INVESTMENT OPERATIONS/2/

                                                                  Net
                                     Net asset              gains (losses)
                                      value,       Net       on securities   Total from
                                     beginning  investment  (both realized   investment
                                     of period    income    and unrealized)  operations
-----------------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2005                 $13.65       $.62         $(.36)         $ .26
Year ended 12/31/2004                  13.51        .61           .16            .77
Year ended 12/31/2003                  12.70        .68           .84           1.52
Year ended 12/31/2002                  12.79        .82          (.08)           .74
Year ended 12/31/2001                  12.79        .93          (.03)           .90
CLASS R-1:
Year ended 12/31/2005                  13.65        .51          (.36)           .15
Year ended 12/31/2004                  13.51        .50           .16            .66
Year ended 12/31/2003                  12.70        .57           .84           1.41
Period from 6/11/2002 to 12/31/2002    12.65        .38           .06            .44
CLASS R-2:
Year ended 12/31/2005                  13.65        .51          (.36)           .15
Year ended 12/31/2004                  13.51        .50           .16            .66
Year ended 12/31/2003                  12.70        .57           .84           1.41
Period from 5/31/2002 to 12/31/2002    12.72        .40          (.01)           .39
CLASS R-3:
Year ended 12/31/2005                 $13.65       $.56         $(.36)         $ .20
Year ended 12/31/2004                  13.51        .55           .16            .71
Year ended 12/31/2003                  12.70        .62           .84           1.46
Period from 6/4/2002 to 12/31/2002     12.73        .42          (.02)           .40
-----------------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2005                  13.65        .61          (.36)           .25
Year ended 12/31/2004                  13.51        .60           .16            .76
Year ended 12/31/2003                  12.70        .67           .84           1.51
Period from 5/20/2002 to 12/31/2002    12.67        .47           .04            .51
CLASS R-5:
Year ended 12/31/2005                  13.65        .66          (.36)           .30
Year ended 12/31/2004                  13.51        .65           .16            .81
Year ended 12/31/2003                  12.70        .71           .84           1.55
Period from 5/15/2002 to 12/31/2002    12.66        .52           .05            .57

                                     Dividends
                                     (from net    Net asset
                                     investment  value, end     Total
                                      income)     of period   return/3/
-------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2005                  $(.69)      $13.22       1.94%
Year ended 12/31/2004                   (.63)       13.65       5.85
Year ended 12/31/2003                   (.71)       13.51      12.22
Year ended 12/31/2002                   (.83)       12.70       6.11
Year ended 12/31/2001                   (.90)       12.79       7.15
CLASS R-1:
Year ended 12/31/2005                   (.58)       13.22       1.11
Year ended 12/31/2004                   (.52)       13.65       4.98
Year ended 12/31/2003                   (.60)       13.51      11.29
Period from 6/11/2002 to 12/31/2002     (.39)       12.70       3.59
CLASS R-2:
Year ended 12/31/2005                   (.58)       13.22       1.14
Year ended 12/31/2004                   (.52)       13.65       5.02
Year ended 12/31/2003                   (.60)       13.51      11.33
Period from 5/31/2002 to 12/31/2002     (.41)       12.70       3.23
CLASS R-3:
Year ended 12/31/2005                  $(.63)      $13.22       1.53%
Year ended 12/31/2004                   (.57)       13.65       5.42
Year ended 12/31/2003                   (.65)       13.51      11.76
Period from 6/4/2002 to 12/31/2002      (.43)       12.70       3.31
-------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2005                   (.68)       13.22       1.91
Year ended 12/31/2004                   (.62)       13.65       5.81
Year ended 12/31/2003                   (.70)       13.51      12.15
Period from 5/20/2002 to 12/31/2002     (.48)       12.70       4.21
CLASS R-5:
Year ended 12/31/2005                   (.73)       13.22       2.21
Year ended 12/31/2004                   (.67)       13.65       6.14
Year ended 12/31/2003                   (.74)       13.51      12.52
Period from 5/15/2002 to 12/31/2002     (.53)       12.70       4.66

                                                     Ratio of     Ratio of
                                                     expenses     expenses
                                                    to average   to average
                                                    net assets   net assets
                                      Net assets,     before        after       Ratio of
                                        end of         reim-        reim-      net income
                                        period      bursements/  bursements/   to average
                                     (in millions)    waivers    waivers/4/    net assets
-------------------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2005                   $17,738        .65%        .62%        4.60%
Year ended 12/31/2004                    15,822        .65          .65          4.54
Year ended 12/31/2003                    13,991        .67          .67          5.15
Year ended 12/31/2002                    12,600        .71          .71          6.59
Year ended 12/31/2001                    11,223        .71          .71          7.17
CLASS R-1:
Year ended 12/31/2005                        18       1.51         1.43          3.82
Year ended 12/31/2004                        11       1.55         1.47          3.70
Year ended 12/31/2003                         5       1.65         1.49          4.13
Period from 6/11/2002 to 12/31/2002           1       2.53/5/      1.52/5/       5.55/5/
CLASS R-2:
Year ended 12/31/2005                       352       1.74         1.41          3.84
Year ended 12/31/2004                       238       1.85         1.43          3.73
Year ended 12/31/2003                       111       1.94         1.46          4.20
Period from 5/31/2002 to 12/31/2002          21       1.67/5/      1.48/5/       5.56/5/
CLASS R-3:
Year ended 12/31/2005                      $361       1.05%       1.02%        4.23%
Year ended 12/31/2004                       213       1.06         1.05          4.12
Year ended 12/31/2003                        95       1.12         1.07          4.59
Period from 6/4/2002 to 12/31/2002           18       1.20/5/      1.10/5/       5.95/5/
-------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2005                       182        .67          .65          4.61
Year ended 12/31/2004                        77        .68          .68          4.48
Year ended 12/31/2003                        18        .72          .72          5.05
Period from 5/20/2002 to 12/31/2002          11        .77/5/       .74/5/       6.20/5/
CLASS R-5:
Year ended 12/31/2005                       204        .37          .35          4.91
Year ended 12/31/2004                       127        .37          .37          4.81
Year ended 12/31/2003                       106        .40          .40          5.39
Period from 5/15/2002 to 12/31/2002          78        .42/5/       .42/5/       6.75/5/

The Bond Fund of America / Prospectus


                                          YEAR ENDED DECEMBER 31
                           2005        2004        2003        2002         2001
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       50%         45%         60%         50%          64%
OF SHARES

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude all sales charges.
4 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the
 Annual Fund Operating Expenses table under "Fees and expenses of the fund" and in the audited financial statements in the fund's annual report for more information.
5 Annualized.
                                          The Bond Fund of America / Prospectus

                                       25


NOTES

                                       26

The Bond Fund of America / Prospectus


NOTES

                                       27

                                          The Bond Fund of America / Prospectus

 [logo - American Funds (r)]      The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
                                   americanfunds.com
          FOR 24                   For Class R share information,
          -HOUR INFORMATION        visit AmericanFundsRetirement.com

          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).
STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/942-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The
current SAI and shareholder reports are also available, free of charge, on
americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

[logo - recycled bug]

Printed on recycled paper
RPGEPR-908-0306P Litho in USA              Investment Company File No. 811-2444
CGD/MC/8029
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International
          Capital Guardian                   Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ KIMBERLY S. VERDICK
    KIMBERLY S. VERDICK
    SECRETARY

[logo - American Funds (r)]          The right choice for the long term/(R)/

The Bond Fund
of America/SM/

RETIREMENT PLAN PROSPECTUS

 March 1, 2006

 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
10    Management and organization
14    Purchase, exchange and sale of shares
17    Sales charges
19    Sales charge reductions
21    Rollovers from retirement plans to IRAs
22    Plans of distribution
22    Other compensation to dealers
23    Distributions and taxes
24    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Risk/Return summary

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests the majority of its assets in bonds rated A and above. The fund may also invest in lower rated bonds.

The fund is designed for investors seeking current income, capital preservation over the long term and more price stability than that offered by stocks.  Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                          The Bond Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS
The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

[begin - bar chart]
Calendar year total returns for Class A shares
(Results do not include a sales charge; if a sales charge were included, results would be lower)

1996       6.71%
1997       9.24%
1998       5.17%
1999       2.29%
2000       6.19%
2001       7.15%
2002       6.11%
2003      12.22%
2004       5.85%
2005       1.94%

[end - bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                                                        5.41%  (quarter ended June 30, 2003)
LOWEST                                                        -2.34%  (quarter ended June 30, 2004)

                                       2

The Bond Fund of America / Prospectus


Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.
Unlike the Investment Results table below, the Additional Investment Results table on page 8 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005
                                 1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 5/28/74   -1.87%   5.79%    5.84%        9.10%
-------------------------------------------------------------------------

                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/11/02  1.11%       5.84%
-------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/31/02  1.14        5.72
-------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/4/02   1.53        6.10
-------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 5/20/02  1.91        6.60
-------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02  2.21        6.98
-------------------------------------------------------

                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 INDEXES
 Lehman Brothers Aggregate Bond        2.43%    5.87%    6.16%         N/A
 Index/2/
 Lipper Corporate Debt A-Rated Bond    1.90     5.47     5.48         8.72
 Funds Average/3/
 Consumer Price Index/4/               3.42     2.49     2.52         4.53
-------------------------------------------------------------------------------
 Class A annualized 30-day yield at December 31, 2005: 4.63%/5/
 (For current yield information, please call American FundsLine at
800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares became available; therefore, lifetime results are not shown.
3 Lipper Corporate Debt A-Rated Bond Funds Average is comprised of funds that invest at least 65% of their assets in corporate debt issues rated A or better or government issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
4 Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
 U.S. Department of Labor, Bureau of Labor Statistics.
5 Reflects a fee waiver (4.60% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the fund."

                                       3

                                          The Bond Fund of America / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------

 Maximum initial sales charge on purchases      3.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

/*/ The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------

 Management fees/1/                 0.25%   0.25%  0.25%  0.25%  0.25%   0.25%
-------------------------------------------------------------------------------
 Distribution and/or service        0.25    1.00   0.75   0.50   0.25    none
 (12b-1) fees/2/
-------------------------------------------------------------------------------
 Other expenses                     0.15    0.26   0.74   0.30   0.17    0.12
-------------------------------------------------------------------------------
 Total annual fund operating        0.65    1.51   1.74   1.05   0.67    0.37
 expenses/1/
-------------------------------------------------------------------------------

1 The fund's investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and is expected to continue at this level until further review. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain
 R share classes. Total annual fund operating expenses do not reflect any waiver or reimbursement. Information regarding the effect of the waiver/reimbursement on total annual fund operating expenses can be found in the Financial
 Highlights table and the audited financial statements in the fund's annual report.
2 Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .25%, 1.00%, 1.00%,
 .75% and .50%, respectively, of the class' average net assets annually.

                                       4

The Bond Fund of America / Prospectus


OTHER EXPENSES
The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties
(including affiliates of the fund's investment adviser) that provide recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to affiliated and unaffiliated entities of the fund's investment adviser providing services to retirement plans.

                PAYMENTS TO AFFILIATED       PAYMENTS TO UNAFFILIATED ENTITIES
                      ENTITIES
-------------------------------------------------------------------------------

 Class A          .05% of assets or                  .05% of assets or
            $12 per participant position*      $12 per participant position*
-------------------------------------------------------------------------------
 Class R-1          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2   $27 per participant position              .25% of assets
                 plus .15% of assets
-------------------------------------------------------------------------------
 Class R-3   $12 per participant position              .15% of assets
                 plus .10% of assets
 Class R-4          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5          .05% of assets                     .05% of assets
-------------------------------------------------------------------------------

* Payment amount depends on the date upon which services commenced.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 Class A*                        $439    $575     $724      $1,155
--------------------------------------------------------------------
 Class R-1                        154     477      824       1,802
--------------------------------------------------------------------
 Class R-2                        177     548      944       2,052
--------------------------------------------------------------------
 Class R-3                        107     334      579       1,283
--------------------------------------------------------------------
 Class R-4                         68     214      373         835
--------------------------------------------------------------------
 Class R-5                         38     119      208         468
--------------------------------------------------------------------

* Reflects the maximum initial sales charge in the first year.

                                       5

                                          The Bond Fund of America / Prospectus

Investment objective, strategies and risks
The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests a majority of its assets in debt securities rated A and above, including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund's current practice is not to invest more than 15% of its assets in debt securities rated Ba and BB or below or in debt securities that are unrated but determined to be of equivalent quality.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

The fund may invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. Examples of such securities are mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae")
and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). These securities are neither issued nor guaranteed by the U.S. Treasury.

                                       6

The Bond Fund of America / Prospectus


Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.
The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices; conversely, it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       7

                                          The Bond Fund of America / Prospectus

ADDITIONAL INVESTMENT RESULTS
Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.
 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005

                                 1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 5/28/74   1.94%    6.60%    6.25%        9.23%

                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/11/02  1.11%       5.84%
 CLASS R-2 -- FIRST SOLD 5/31/02  1.14        5.72
 CLASS R-3 -- FIRST SOLD 6/4/02   1.53        6.10
 CLASS R-4 -- FIRST SOLD 5/20/02  1.91        6.60
 CLASS R-5 -- FIRST SOLD 5/15/02  2.21        6.98

                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/
-------------------------------------------------------------------------------

 INDEXES
 Lehman Brothers Aggregate Bond     2.43%    5.87%      6.16%          N/A
 Index/2/
 Lipper Corporate Debt A-Rated      1.90     5.47       5.48          8.72
 Bond Funds Average/3/
 Consumer Price Index/4/            3.42     2.49       2.52          4.53
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2005: 5.12%/5/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares became available; therefore, lifetime results are not shown.
3 Lipper Corporate Debt A-Rated Bond Funds Average is comprised of funds that invest at least 65% of their assets in corporate debt issues rated A or better or government issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.
4 Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
 U.S. Department of Labor, Bureau of Labor Statistics.
5 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month. The dividends paid were reduced by a portion of the January 2006 dividend that was prepaid in December 2005.

                                       8

The Bond Fund of America / Prospectus


[begin - pie chart]
Holdings by investment type as of December 31, 2005 (percent of net assets)

Mortgage-backed obligations                                  20.4%
U.S. government & government agency bonds & notes             9.8%
Non-U.S. government & government agency bonds & notes         6.7%
Asset-backed obligations                                      6.1%
Preferred securities                                          3.5%
Municipals                                                    1.1%
Convertible securities                                        0.5%
Common stocks                                                 0.3%
Corporate bonds & notes                                      46.2%
Short-term securities & other assets less liabilities         5.4%

end- pie chart]

 HOLDINGS BY QUALITY RATING AS OF DECEMBER 31, 2005
 See the appendix in the statement of additional information for a description of quality categories.

                                               PERCENT OF NET ASSETS
-------------------------------------------------------------------------------

 U.S. government obligations/*/                          7.6%
-------------------------------------------------------------------------------
 Federal agencies                                        9.8
-------------------------------------------------------------------------------
 Aaa/AAA                                                21.1
-------------------------------------------------------------------------------
 Aa/AA                                                   6.7
-------------------------------------------------------------------------------
 A/A                                                    21.9
-------------------------------------------------------------------------------
 Baa/BBB                                                18.1
-------------------------------------------------------------------------------
 Ba/BB or below                                          9.1
-------------------------------------------------------------------------------
 Other                                                   0.3
-------------------------------------------------------------------------------
 Cash & equivalents                                      5.4
-------------------------------------------------------------------------------

* These securities are guaranteed by the full faith and credit of the U.S.
 government.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       9

                                          The Bond Fund of America / Prospectus

Management and organization

INVESTMENT ADVISER
Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 135 South State
College Boulevard, Brea, California 92821. Capital Research and Management
Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's annual report to shareholders for the fiscal year ended December 31, 2005.

EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution for the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

                                       10

The Bond Fund of America / Prospectus


PORTFOLIO HOLDINGS
Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings updated as of each calendar quarter-end is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange
Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of Capital Research and Management Company's investment committee.

                                       11

                                          The Bond Fund of America / Prospectus

The primary individual portfolio counselors for The Bond Fund of America are:

                                             PRIMARY TITLE WITH      PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)          ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE              OF THE FUND
-----------------------------------------------------------------------------------------

 ABNER D. GOLDSTINE          32 years        Senior Vice President   Serves as a
 President and          (since the fund's    and Director, Capital   fixed-income
 Director                   inception)       Research and            portfolio counselor
                                             Management Company

                                             Investment
                                             professional for 54
                                             years in total; 39
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------
 DAVID C. BARCLAY            11 years        Senior Vice             Serves as a
 Senior Vice President                       President, Capital      fixed-income
                                             Research and            portfolio counselor
                                             Management Company

                                             Investment
                                             professional for 25
                                             years in total; 18
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------
 MARK R. MACDONALD           7 years         Senior Vice President   Serves as a
 Senior Vice President                       and Director, Capital   fixed-income
                                             Research and            portfolio counselor
                                             Management Company

                                             Investment
                                             professional for 20
                                             years in total; 12
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------
 JOHN H. SMET                17 years        Senior Vice             Serves as a
 Senior Vice President                       President, Capital      fixed-income
                                             Research and            portfolio counselor
                                             Management Company

                                             Investment
                                             professional for 24
                                             years in total; 23
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------
 MARK H. DALZELL             12 years        Senior Vice             Serves as a
                                             President, Capital      fixed-income
                                             Research Company        portfolio counselor

                                             Investment
                                             professional for 28
                                             years in total; 18
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------
 SUSAN M. TOLSON             8 years         Senior Vice             Serves as a
                         (plus 7 years of    President, Capital      fixed-income
                         prior experience    Research Company        portfolio counselor
                              as an
                        investment analyst   Investment
                          for the fund)      professional for 18
                                             years in total; 16
                                             years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
-----------------------------------------------------------------------------------------

                                       12

The Bond Fund of America / Prospectus


Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR PLAN RECORDKEEPER FOR
MORE INFORMATION.

                                       13

                                          The Bond Fund of America / Prospectus

Purchase, exchange and sale of shares
AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO
OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.
Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class
R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth Individual Retirement Accounts
(IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs,
individual 403(b) plans and 529 college savings plans such as
CollegeAmerica./(R)/

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

                                       14

The Bond Fund of America / Prospectus


FREQUENT TRADING OF FUND SHARES
The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

The fund's board of directors has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the fund's "purchase blocking policy," any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures or other procedures that
American Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or another frequent trading policy that achieves the objective of the purchase blocking policy. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:
systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions. The statement of additional information contains more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

                                       15

                                          The Bond Fund of America / Prospectus

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.
If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service
Company. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to
IRAs."

VALUING SHARES
The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

                                       16

The Bond Fund of America / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                               SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none          see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES
The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

                                       17

                                          The Bond Fund of America / Prospectus

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class
 A shares. Such plans may invest only in Class R shares.

 Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.
 Employer-sponsored retirement plans not currently invested in Class A shares, or that are currently investing in Class A shares with a sales charge, are not eligible to establish a statement of intention that qualifies them to purchase
 Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions."

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of 1.00%
for sales of Class R-1 shares, .75% for Class R-2 shares, .50% for Class R-3 shares and .25% for Class R-4 shares. No dealer compensation is paid on sales of
Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

                                       18

The Bond Fund of America / Prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION
 You may take into account your accumulated holdings in all share classes of the
 American Funds to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a)
 the current value of your existing holdings or (b) the amount you invested
 (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may
 also be taken into account to determine your Class A sales charge.

                                       19

                                          The Bond Fund of America / Prospectus

 STATEMENT OF INTENTION
 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS THROUGH A LINK ON
THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, FROM THE
STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.

                                       20

The Bond Fund of America / Prospectus


Rollovers from retirement plans to IRAs
Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. More information on Class B, C and F shares can be found in the fund's prospectus for non-retirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet all of the following three requirements:

 -- the retirement plan from which assets are being rolled over is part of an
    American Funds proprietary retirement plan program (such as PlanPremier,
    Recordkeeper Direct or Recordkeeper Connect/(R)/) or is a plan whose participant subaccounts are serviced by American Funds Service Company;

 -- the plan's assets were invested in American Funds at the time of distribution; and

 -- the plan's assets are rolled over to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information if invested in Class A shares.

TRANSFERS TO IRAS

Transfers to IRAs that are attributable to American Funds investments held in
SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares.

                                       21

                                          The Bond Fund of America / Prospectus

Plans of distribution
The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares, up to 1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for Class R-4 shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American
Funds assets attributable to that dealer. For calendar year 2005, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American
Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds
Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

                                       22

The Bond Fund of America / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or
American Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS
Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       23

                                          The Bond Fund of America / Prospectus

                                       24

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                 INCOME FROM INVESTMENT OPERATIONS/2/

                                                                  Net
                                     Net asset              gains (losses)
                                      value,       Net       on securities   Total from
                                     beginning  investment  (both realized   investment
                                     of period    income    and unrealized)  operations
-----------------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2005                 $13.65       $.62         $(.36)         $ .26
Year ended 12/31/2004                  13.51        .61           .16            .77
Year ended 12/31/2003                  12.70        .68           .84           1.52
Year ended 12/31/2002                  12.79        .82          (.08)           .74
Year ended 12/31/2001                  12.79        .93          (.03)           .90
CLASS R-1:
Year ended 12/31/2005                  13.65        .51          (.36)           .15
Year ended 12/31/2004                  13.51        .50           .16            .66
Year ended 12/31/2003                  12.70        .57           .84           1.41
Period from 6/11/2002 to 12/31/2002    12.65        .38           .06            .44
CLASS R-2:
Year ended 12/31/2005                  13.65        .51          (.36)           .15
Year ended 12/31/2004                  13.51        .50           .16            .66
Year ended 12/31/2003                  12.70        .57           .84           1.41
Period from 5/31/2002 to 12/31/2002    12.72        .40          (.01)           .39
CLASS R-3:
Year ended 12/31/2005                 $13.65       $.56         $(.36)         $ .20
Year ended 12/31/2004                  13.51        .55           .16            .71
Year ended 12/31/2003                  12.70        .62           .84           1.46
Period from 6/4/2002 to 12/31/2002     12.73        .42          (.02)           .40
-----------------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2005                  13.65        .61          (.36)           .25
Year ended 12/31/2004                  13.51        .60           .16            .76
Year ended 12/31/2003                  12.70        .67           .84           1.51
Period from 5/20/2002 to 12/31/2002    12.67        .47           .04            .51
CLASS R-5:
Year ended 12/31/2005                  13.65        .66          (.36)           .30
Year ended 12/31/2004                  13.51        .65           .16            .81
Year ended 12/31/2003                  12.70        .71           .84           1.55
Period from 5/15/2002 to 12/31/2002    12.66        .52           .05            .57

                                     Dividends
                                     (from net    Net asset
                                     investment  value, end     Total
                                      income)     of period   return/3/
-------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2005                  $(.69)      $13.22       1.94%
Year ended 12/31/2004                   (.63)       13.65       5.85
Year ended 12/31/2003                   (.71)       13.51      12.22
Year ended 12/31/2002                   (.83)       12.70       6.11
Year ended 12/31/2001                   (.90)       12.79       7.15
CLASS R-1:
Year ended 12/31/2005                   (.58)       13.22       1.11
Year ended 12/31/2004                   (.52)       13.65       4.98
Year ended 12/31/2003                   (.60)       13.51      11.29
Period from 6/11/2002 to 12/31/2002     (.39)       12.70       3.59
CLASS R-2:
Year ended 12/31/2005                   (.58)       13.22       1.14
Year ended 12/31/2004                   (.52)       13.65       5.02
Year ended 12/31/2003                   (.60)       13.51      11.33
Period from 5/31/2002 to 12/31/2002     (.41)       12.70       3.23
CLASS R-3:
Year ended 12/31/2005                  $(.63)      $13.22       1.53%
Year ended 12/31/2004                   (.57)       13.65       5.42
Year ended 12/31/2003                   (.65)       13.51      11.76
Period from 6/4/2002 to 12/31/2002      (.43)       12.70       3.31
-------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2005                   (.68)       13.22       1.91
Year ended 12/31/2004                   (.62)       13.65       5.81
Year ended 12/31/2003                   (.70)       13.51      12.15
Period from 5/20/2002 to 12/31/2002     (.48)       12.70       4.21
CLASS R-5:
Year ended 12/31/2005                   (.73)       13.22       2.21
Year ended 12/31/2004                   (.67)       13.65       6.14
Year ended 12/31/2003                   (.74)       13.51      12.52
Period from 5/15/2002 to 12/31/2002     (.53)       12.70       4.66

                                                     Ratio of     Ratio of
                                                     expenses     expenses
                                                    to average   to average
                                                    net assets   net assets
                                      Net assets,     before        after       Ratio of
                                        end of         reim-        reim-      net income
                                        period      bursements/  bursements/   to average
                                     (in millions)    waivers    waivers/4/    net assets
-------------------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2005                   $17,738        .65%        .62%        4.60%
Year ended 12/31/2004                    15,822        .65          .65          4.54
Year ended 12/31/2003                    13,991        .67          .67          5.15
Year ended 12/31/2002                    12,600        .71          .71          6.59
Year ended 12/31/2001                    11,223        .71          .71          7.17
CLASS R-1:
Year ended 12/31/2005                        18       1.51         1.43          3.82
Year ended 12/31/2004                        11       1.55         1.47          3.70
Year ended 12/31/2003                         5       1.65         1.49          4.13
Period from 6/11/2002 to 12/31/2002           1       2.53/5/      1.52/5/       5.55/5/
CLASS R-2:
Year ended 12/31/2005                       352       1.74         1.41          3.84
Year ended 12/31/2004                       238       1.85         1.43          3.73
Year ended 12/31/2003                       111       1.94         1.46          4.20
Period from 5/31/2002 to 12/31/2002          21       1.67/5/      1.48/5/       5.56/5/
CLASS R-3:
Year ended 12/31/2005                      $361       1.05%       1.02%        4.23%
Year ended 12/31/2004                       213       1.06         1.05          4.12
Year ended 12/31/2003                        95       1.12         1.07          4.59
Period from 6/4/2002 to 12/31/2002           18       1.20/5/      1.10/5/       5.95/5/
-------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2005                       182        .67          .65          4.61
Year ended 12/31/2004                        77        .68          .68          4.48
Year ended 12/31/2003                        18        .72          .72          5.05
Period from 5/20/2002 to 12/31/2002          11        .77/5/       .74/5/       6.20/5/
CLASS R-5:
Year ended 12/31/2005                       204        .37          .35          4.91
Year ended 12/31/2004                       127        .37          .37          4.81
Year ended 12/31/2003                       106        .40          .40          5.39
Period from 5/15/2002 to 12/31/2002          78        .42/5/       .42/5/       6.75/5/

The Bond Fund of America / Prospectus


                                          YEAR ENDED DECEMBER 31
                           2005        2004        2003        2002         2001
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       50%         45%         60%         50%          64%
OF SHARES

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude all sales charges.
4 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the
 Annual Fund Operating Expenses table under "Fees and expenses of the fund" and in the audited financial statements in the fund's annual report for more information.
5 Annualized.
                                          The Bond Fund of America / Prospectus

                                       25


NOTES

                                       26

The Bond Fund of America / Prospectus


NOTES

                                       27

                                          The Bond Fund of America / Prospectus

 [logo - American Funds (r)]      The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
                                   americanfunds.com
          FOR 24                   For Class R share information,
          -HOUR INFORMATION        visit AmericanFundsRetirement.com

          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).
STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/942-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The
current SAI and shareholder reports are also available, free of charge, on
americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

[logo - recycled bug]

Printed on recycled paper
RPGEPR-908-0306P Litho in USA              Investment Company File No. 811-2444
CGD/MC/8029
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management       Capital International
          Capital Guardian                   Capital Bank and Trust


The Bond Fund of America, Inc.

Part C
Other Information

Item 23. Exhibits for Registration Statement (1940 Act No. 2-50700 and 1933 Act No. 811-2444)

(a)	Articles of Incorporation - previously filed (see P/E Amendment No. 41 filed 2/28/97; No. 46 filed 3/9/00; No. 47 filed 3/9/01; and No. 48 filed 2/15/02)

(b)	By-laws as amended 6/22/05

(c)	Form of Share Certificate - previously filed (see P/E Amendment No. 47 filed 3/9/01)

(d)	Amended Investment Advisory and Service Agreement dated 4/01/04 - previously filed (See P/E Amendment No. 52 filed 2/25/05)

(e)
Form of Amended and Restated Principal Underwriting Agreement and Selling Group Agreements - previously filed (see P/E Amendment No. 48 filed 2/15/02 and P/E Amendment No. 49 filed 5/13/02) and form of Institutional Selling Group Agreement - previously filed (see P/E Amendment No. 52 filed 2/25/05)

(f)	Bonus or Profit Sharing Contracts - Deferred Compensation Plan amended 1/1/04 - previously filed (see P/E Amendment No. 51 filed on 2/27/04)

(g)
Form of Global Custody Agreement - previously filed (see P/E Amendment No. 49 filed 5/13/02) and form of JPMorgan Chase Supplemental Agreement - previously filed (see P/E Amendment No. 52 filed 2/25/05)

(h-1)	Other material contracts - Administrative Services Agreement dated 10/1/05

(h-2)
Amended Shareholder Services Agreement as of 4/1/03 - previously filed (see P/E Amendment No. 51 filed on 2/27/04) and form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 52 filed 2/25/05)

(i)	Legal opinion - previously filed (see P/E Amendment No. 49 filed 5/13/02)

(j)	Consent of Independent Registered Public Accounting Firm

(k) Omitted Financial Statements - none

(l)	Initial capital agreements - previously filed (see P/E Amendment No. 41 filed 2/28/97)

(m-1)	Forms of Plans of Distribution - Class A Plan of Distribution - previously filed (see P/E Amendment No. 41 filed 2/28/97) and Class 529-A - previously filed (see P/E Amendment No. 48 filed 2/15/02

(m-2)	Forms of Amended Plans of Distribution for Classes B, C, F, 529-B, 529-C, 529-E, 529-F and R-1, R-2, R-3 and R-4 dated 10/1/05

(n)	Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 48 filed 2/15/02)

(o) Reserved

(p-1)	Code of Ethics for The Capital Group Companies dated July 2005

(p-2)	Code of Ethics for Registrant dated December 2004 - previously filed (see P/E Amendment No. 52 filed 2/25/05)

Item 24. Persons Controlled by or Under Common Control with the Fund

None

Item 25. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b)

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Article VI of the Registrant's Articles of Incorporation and Article 5 of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its directors who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940), provide in effect that the Registrant will indemnify its officers and directors against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26. Business and Other Connections of the Investment Adviser

None

The Bond Fund of America, Inc. - Page C-

Item 27. Principal Underwriters

(a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant

	David L. Abzug	Vice President	None
P.O. Box 2248
Agoura Hills, CA 91376

	William C. Anderson	Regional Vice President	None
7780 Boylston Court
Dublin, OH 43016

	Robert B. Aprison	Senior Vice President	None
2983 Bryn Wood Drive
Madison, WI 53711

	Shakeel A. Barkat	Regional Vice President	None
982 Wayson Way
Davidsonville, MD 21035

	Steven L. Barnes	Senior Vice President	None
7490 Clubhouse Road
Suite 100
Boulder, CO 80301

	Thomas M. Bartow	Vice President	None
20 Cerchio Alto
Henderson, NV 89011

B	Carl R. Bauer	Vice President	None

	Michelle A. Bergeron	Senior Vice President	None
4160 Gateswalk Drive
Smyrna, GA 30080

	J. Walter Best, Jr.	Vice President	None
7003 Chadwick Drive, Suite 355
Brentwood, TN 37027

	John A. Blanchard	Senior Vice President	None
576 Somerset Lane
Northfield, IL 60093

	Ian B. Bodell	Senior Vice President	None
7003 Chadwick Drive, Suite 355
Brentwood, TN 37027

	Bill Brady	Regional Vice President	None
646 Somerset Drive
Indianapolis, IN 46260

	Mick L. Brethower	Senior Vice President	None
601 E. Whitestone Blvd.
Building 6, Suite 115
Cedar Park, TX 78613

	C. Alan Brown	Vice President	None
7424 Somerset Avenue
St. Louis, MO 63105

L	Sheryl M. Burford	Assistant Vice President	None

B	J. Peter Burns	Vice President	None

	Steven Calabria	Regional Vice President	None
161 Bay Avenue
Huntington Bay, NY 11743

S	Kathleen D. Campbell	Assistant Vice President	None

	Matthew C. Carlisle	Regional Vice President	None
100 Oakmont Lane, #409
Belleair, FL 33756

	Damian F. Carroll	Vice President	None
40 Ten Acre Road
New Britain, CT 06052

	James D. Carter	Regional Vice President	None
401 Bridle Court
Chesapeake, VA 23323

	Brian C. Casey	Senior Vice President	None
8002 Greentree Road
Bethesda, MD 20817

	Victor C. Cassato	Senior Vice President	None
999 Green Oaks Drive
Greenwood Village, CO 80121

	Christopher J. Cassin	Senior Vice President	None
120 E. Ogden Ave., Suite 106
Hinsdale, IL 60521

L	Denise M. Cassin	Director, Senior Vice President	None

L	David D. Charlton	Senior Vice President	None

	Thomas M. Charon	Regional Vice President	None
N27 W23960 Paul Road
Suite 204
Pewaukee, WI 53072

L	Wellington Choi	Assistant Vice President	None

	Paul A. Cieslik	Regional Vice President	None
90 Northington Drive
Avon, CT 06001

L	Larry P. Clemmensen	Director	None

L	Kevin G. Clifford	Director, President and Co-Chief Executive Officer	None

H	Cheri Coleman	Vice President	None

	Ruth M. Collier	Senior Vice President	None
106 Central Park South, #10K
New York, NY 10019

S	David Coolbaugh	Vice President	None

	Carlo O. Cordasco	Regional Vice President	None
4036 Ambassador Circle
Williamsburg, VA 23188

B	Josie Cortez	Assistant Vice President	None

	Thomas E. Cournoyer	Vice President	None
2333 Granada Blvd.
Coral Gables, FL 33134

L	Michael D. Cravotta	Assistant Vice President	None

	Joseph G. Cronin	Vice President	None
1281 Fiore Drive
Lake Forest, IL 60045

	William F. Daugherty	Vice President	None
1213 Redwood Hills Circle
Carlisle, PA 17013

	Guy E. Decker	Vice President	None
2990 Topaz Lane
Carmel, IN 46032

	Daniel J. Delianedis	Senior Vice President	None
Edina Executive Plaza
5200 Willson Road, Suite 150
Edina, MN 55424

L	James W. DeLouise	Assistant Vice President	None

	James A. DePerno, Jr.	Vice President	None
1 Nehercrest Lane
Orchard Park, NY 14127

L	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None

	Lori A. Deuberry	Regional Vice President	None
130 Aurora Street
Hudson, OH 44236

L	Dianne M. Dexter	Assistant Vice President	None

	Thomas J. Dickson	Vice President	None
108 Wilmington Court
Southlake, TX 76092

	Michael A. DiLella	Senior Vice President	None
22 Turner’s Lake Drive
Mahwah, NJ 07430

	G. Michael Dill	Director, Senior Vice President	None
505 E. Main Street
Jenks, OK 74037

N	Dean M. Dolan	Vice President	None

L	Hedy B. Donahue	Assistant Vice President	None

L	Michael J. Downer	Director, Secretary	None

	Michael J. Dullaghan	Regional Vice President	None
5040 Plantation Grove Lane
Roanoke, VA 24012

I	Lloyd G. Edwards	Senior Vice President	None

	Timothy L. Ellis	Senior Vice President	None
1700 Lelia Drive, Suite 105
Jackson, MS 39216

	William F. Flannery	Regional Vice President	None
29 Overlook Road
Hopkinton, MA 01748

	John R. Fodor	Senior Vice President	None
15 Latisquama Road
Southborough, MA 01772

L	Charles L. Freadhoff	Vice President	None

	Daniel B. Frick	Vice President	None
845 Western Avenue
Glen Ellyn, IL 60137

L	Linda S. Gardner	Vice President	None

	Keith R. George	Regional Vice President	None
3835 East Turtle Hatch Road
Springfield, MO 65809

L	J. Christopher Gies	Senior Vice President	None

B	Lori A. Giacomini	Assistant Vice President	None

B	Evelyn K. Glassford	Vice President	None

	Jack E. Goldin	Regional Vice President	None
3424 Belmont Terrace
Davie, FL 33328

L	Earl C. Gottschalk	Vice President	None

	Jeffrey J. Greiner	Senior Vice President	None
8250-A Estates Parkway
Plain City, OH 43064

	Eric M. Grey	Regional Vice President	None
601 Fisher Road
N. Dartmouth, MA 02747

B	Mariellen Hamann	Vice President	None

	Derek S. Hansen	Vice President	None
13033 Ridgedale Drive, #147
Minnetonka, MN 55305

	David E. Harper	Senior Vice President	None
5400 Russell Cave Road
Lexington, KY 40511

	Calvin L. Harrelson, III	Regional Vice President	None
2048 Kings Manor Drive
Weddington, NC 28104

	Robert J. Hartig, Jr.	Vice President	None
13563 Marjac Way
McCordsville, IN 46055

L	Linda M. Hines	Vice President	None

	Steven J. Hipsley	Regional Vice President	None
44 Tyler Drive
Saratoga Springs, NY 12866

L	Russell K. Holliday	Vice President	None

L	Kevin B. Hughes	Vice President	None

	Ronald R. Hulsey	Senior Vice President	None
6202 Llano
Dallas, TX 75214

	Marc Ialeggio	Regional Vice President	None
13 Prince Royal Passage
Corte Madera, CA 94925

	Robert S. Irish	Senior Vice President	None
1225 Vista Del Mar Drive
Delray Beach, FL 33483

B	Damien M. Jordan	Senior Vice President	None

L	Marc J. Kaplan	Assistant Vice President	None

	John P. Keating	Vice President	None
1576 Sandy Springs Dr.
Orange Park, FL 32003

	Brian G. Kelly	Regional Vice President	None
76 Daybreak Road
Southport, CT 06890

	Andrew J. Kilbride	Regional Vice President	None
3080 Tuscany Court
Ann Arbor, MI 48103

N	Dorothy Klock	Vice President	None

	Dianne L. Koske	Assistant Vice President	None
122 Clydesdale Court
Hampton, VA 23666

B	Elizabeth K. Koster	Vice President	None

	Christopher F. Lanzafame	Regional Vice President	None
19365 Lovall Valley Court
Sonoma, CA 95476

	Patricia D. Lathrop	Regional Vice President	None
822 Monterey Blvd., NE
St. Petersburg, FL 33704

	R. Andrew LeBlanc	Vice President	None
78 Eton Road
Garden City, NY 11530

	T. Blake Liberty	Vice President	None
5506 East Mineral Lane
Littleton, CO 80122

	Mark J. Lien	Vice President	None
1103 Tulip Tree Lane
West Des Moines, IA 50266

L	Lorin E. Liesy	Vice President	None

I	Kelle Lindenberg	Assistant Vice President	None

	Louis K. Linquata	Vice President	None
5214 Cass Street
Omaha, NE 68132

	Brendan T. Mahoney	Vice President	None
1 Union Avenue, 2nd Floor
Sudbury, MA 01776

	Stephen A. Malbasa	Director, Senior Vice President	None
13405 Lake Shore Blvd.
Cleveland, OH 44110

	Steven M. Markel	Senior Vice President	None
5241 South Race Street
Greenwood Village, CO 80121

L	Paul R. Mayeda	Assistant Vice President	None

L	Eleanor P. Maynard	Vice President	None

L	Christopher McCarthy	Vice President	None

	James R. McCrary	Vice President	None
28812 Crestridge
Rancho Palos Verdes, CA 90275

S	John V. McLaughlin	Senior Vice President	None

	Terry W. McNabb	Senior Vice President	None
2002 Barrett Station Road
St. Louis, MO 63131

L	Katharine McRoskey	Assistant Vice President	None

	Scott M. Meade	Vice President	None
370 Central Road
Rye Beach, NH 03870

	Charles L. Mitsakos	Regional Vice President	None
3017 11th Avenue West
Seattle, WA 98119

	Monty L. Moncrief	Regional Vice President	None
55 Chandler Creek Court
The Woodlands, TX 77381

	David H. Morrison	Regional Vice President	None
7021 North Stratton Court
Peoria, IL 61615

	Andrew J. Moscardini	Regional Vice President	None
832 Coldwater Creek Circle
Niceville, FL 32578

	William E. Noe	Senior Vice President	None
3600 Knollwood Road
Nashville, TN 37215

L	Heidi J. Novaes	Vice President	None

	Peter A. Nyhus	Senior Vice President	None
15345 Wilderness Ridge Rd, NW
Prior Lake, MN 55372

G1	Luis Freitas de Oliveira	Director	None

	Eric P. Olson	Senior Vice President	None
27 Main Street
Topsfield, MA 01983

	Jeffrey A. Olson	Regional Vice President	None
2708 88th St. Court, NW
Gig Harbor, WA 98332

	Thomas A. O’Neil	Regional Vice President	None
400 N. Woodlawn, Suite 202
Woodlawn Central Office Building
Wichita, KS 67208

	W. Burke Patterson, Jr.	Regional Vice President	None
1643 Richland Avenue
Baton Rouge, LA 70808

	Gary A. Peace	Vice President	None
291 Kaanapali Drive
Napa, CA 94558

	Samuel W. Perry	Regional Vice President	None
4340 East Indian School Road
Suite 21
Phoenix, AZ 85018

	Raleigh G. Peters	Regional Vice President	None
1439 Byrd Drive
Berwyn, PA 19312

	David K. Petzke	Vice President	None
4016 Saint Lucia Street
Boulder, CO 80301

	Fredric Phillips	Senior Vice President	None
175 Highland Avenue, 4th Floor
Needham, MA 02494

	John Pinto	Regional Vice President	None
226 Country Club Drive
Lansdale, PA 19446

	Carl S. Platou	Senior Vice President	None
7455 80th Place, S.E.
Mercer Island, WA 98040

S	Richard P. Prior	Vice President	None

	Mike Quinn	Regional Vice President	None
1035 Vintage Club Drive
Duluth, GA 30097

S	John W. Rankin	Regional Vice President	None
1725 Centennial Club Drive
Conway, AR 72034

	Jennifer D. Rasner	Regional Vice President	None
11940 Baypoint Drive
Burnsville, MN 55337

	James P. Rayburn	Regional Vice President	None
3108 Roxbury Road
Homewood, AL 35209

	Mark S. Reischmann	Regional Vice President	None
4125 Hermitage Drive
Colorado Springs, CO 80906

	Steven J. Reitman	Senior Vice President	None
212 The Lane
Hinsdale, IL 60521

	Brian A. Roberts	Vice President	None
209-A 60th Street
Virginia Beach, VA 23451

L	James F. Rothenberg	Director	None

	Romolo D. Rottura	Vice President	None
233 Glenhaven Court
Swedesboro, NJ 08085

	Douglas F. Rowe	Vice President	None
414 Logan Ranch Road
Georgetown, TX 78628

	Christopher S. Rowey	Vice President	None
10538 Cheviot Drive
Los Angeles, CA 90064

	William M. Ryan	Regional Vice President	None
1408 Cortland Drive
Manasquan, NJ 08736

L	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None

	Richard A. Sabec, Jr.	Regional Vice President	None
6868 Meadow Glen Drive
Westerville, OH 43082

	Richard R. Samson	Senior Vice President	None
4604 Glencoe Avenue, #4
Marina del Rey, CA 90292

	Paul V. Santoro	Vice President	None
28 State Street, Suite 1100
Boston, MA 02109

	Mark A. Seaman	Vice President	None
308 Emilies Lane
Severna Park, MD 21146

	Joseph D. Scarpitti	Senior Vice President	None
31465 St. Andrews
Westlake, OH 44145

	Shane D. Schofield	Regional Vice President	None
201 McIver Street
Greenville, SC 29601

S	Sherrie L. Senft	Vice President	None

	James J. Sewell III	Regional Vice President	None
415 East Holyoke Place
Claremont, CA 91711

	Arthur M. Sgroi	Regional Vice President	None
76 Fields End Drive
Glenmont, NY 12077

L	R. Michael Shanahan	Director	None

L	Michael J. Sheldon	Vice President	None

	Frederic J. Shipp	Regional Vice President	None
1352 Sanjo Farms Drive
Chesapeake, VA 23320

	Daniel S. Shore	Regional Vice President	None
3734 North Greenview Avenue
Chicago, IL 60613

	Brad Short	Vice President	None
1601 Seal Way
Seal Beach, CA 90740

	David W. Short	Chairman of the Board and	None
	1000 RIDC Plaza, Suite 212	Co-Chief Executive Officer
Pittsburgh, PA 15238

	Nathan W. Simmons	Regional Vice President	None
496 Dogwood Trail
Quincy, FL 32352

	William P. Simon, Jr.	Senior Vice President	None
912 Castlehill Lane
Devon, PA 19333

L	Connie F. Sjursen	Vice President	None

	Jerry L. Slater	Senior Vice President	None
1820 38th Ave. E
Seattle, WA 98112

LW	John H. Smet	Director	Senior Vice President

	Rodney G. Smith	Senior Vice President	None
15851 Dallas Parkway, Suite 500
Addison, TX 75001-6016

	J. Eric Snively	Regional Vice President	None
2548 Violet Street
Glenview, IL 60025

	Anthony L. Soave	Vice President	None
3780 Foxglove Court NE
Grand Rapids, MI 49525

L	Therese L. Soullier	Vice President	None

	Nicholas D. Spadaccini	Senior Vice President	None
855 Markley Woods Way
Cincinnati, OH 45230

L	Kristen J. Spazafumo	Vice President	None

	Mark D. Steburg	Regional Vice President	None
12508 160th Avenue Southeast
Renton, WA 98059

	Michael P. Stern	Regional Vice President	None
213 Aptos Place
Danville, CA 94526

	Brad Stillwagon	Vice President	None
2438 Broadmeade Road
Louisville, KY 40205

	Thomas A. Stout	Vice President	None
1004 Ditchley Road
Virginia Beach, VA 23451

	Craig R. Strauser	Senior Vice President	None
13160 Princeton Court
Lake Oswego, OR 97035

L	Libby J. Syth	Vice President	None

L	Drew W. Taylor	Assistant Vice President	None

L	Larry I. Thatt	Assistant Vice President	None

	Gary J. Thoma	Regional Vice President	None
401 Desnoyer
Kaukauna, WI 54130

	Cynthia M. Thompson	Regional Vice President	None
4 Franklin Way
Ladera Ranch, CA 92694

L	James P. Toomey	Vice President	None

I	Christopher E. Trede	Vice President	None

	George F. Truesdail	Senior Vice President	None
400 Abbotsford Court
Charlotte, NC 28270

	Scott W. Ursin-Smith	Senior Vice President	None
103 E. Blithedale Avenue
Mill Valley, CA 94941

S	Cindy Vaquiax	Assistant Vice President	None

	J. David Viale	Vice President	None
39 Old Course Drive
Newport Beach, CA 92660

D	Bradley J. Vogt	Director	None

	Gerald J. Voss	Regional Vice President	None
1009 Ridge Road
Sioux Falls, SD 57105

L	A. Jordan Wallens	Regional Vice President	None
1501 Maple Avenue, #602
Evanston, IL 60201

	Thomas E. Warren	Vice President	None
119 Faubel St.
Sarasota, FL 34242

L	J. Kelly Webb	Senior Vice President	None

	Gregory J. Weimer	Director,	None
	206 Hardwood Drive	Senior Vice President
Venetia, PA 15367

B	Timothy W. Weiss	Director	None

	Dana L. Wells	Regional Vice President	None
4444 Riverside Drive, Suite 110
Burbank, CA 91505-4048

SF	Gregory W. Wendt	Director	None

	George J. Wenzel	Vice President	None
261 Barden Road
Bloomfield Hills, MI 48304

	Brian E. Whalen	Regional Vice President	None
4072 Yellow Ginger Glen
Norcross, GA 30092

L	N. Dexter Williams, Jr.	Senior Vice President	None

L	Alan J. Wilson	Director	None

	Andrew L. Wilson	Vice President	None
11163 Rich Meadow Drive
Great Falls, VA 22066

	Steven C. Wilson	Regional Vice President	None
83 Kaydeross Park Road
Saratoga Springs, NY 12866

	Timothy J. Wilson	Vice President	None
501 Valley Brook Road, Suite 204
McMurray, PA 15317

B	Laura L. Wimberly	Vice President	None

	Marshall D. Wingo	Director, Senior Vice President	None
Promenade Two, 25th Floor
1230 Peachtree Street, N.E.
Atlanta, GA 30309

	Kurt A. Wuestenberg	Vice President	None
975 Arboretum Drive
Saline, MI 48176

	William R. Yost	Senior Vice President	None
9463 Olympia Drive
Eden Prairie, MN 55347

	Jason P. Young	Regional Vice President	None
11141 Whitetail Lane
Olathe, KS 66061

	Jonathan A. Young	Regional Vice President	None
2145 Hickory Forrest
Chesapeake, VA 23322

	Scott D. Zambon	Regional Vice President	None
2178 Pieper Lane
Tustin, CA 92782
__________
L	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
B	Business Address, 135 South State College Boulevard, Brea, CA 92821
S	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251
SF	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
N	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY10111
D	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
G1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland

The Bond Fund of America, Inc. - Page C-

(c) None

Item 28. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 135 South State College Boulevard, Brea, California 92821; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29. Management Services

None

Item 30. Undertakings

n/a

The Bond Fund of America, Inc. - Page C-

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 24th day of February, 2006.

THE BOND FUND OF AMERICA, INC.

By: /s/ Paul G. Haaga, Jr.
(Paul G. Haaga, Jr., Vice Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on February 24, 2006, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Abner D. Goldstine	President/PEO and Director
(Abner D. Goldstine)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Susi M. Silverman	Treasurer
(Susi M. Silverman)

(3)	Trustees:
	Richard G. Capen, Jr.*	Director
	H. Frederick Christie*	Director
	Don R. Conlan*	Director
	Diane C. Creel*	Director
	Martin Fenton*	Chairman of the Board (Independent and Non-Executive)
	Leonard R. Fuller*	Director
	/s/ Abner D. Goldstine	President/PEO and Director
(Abner D. Goldstine)
	/s/ Paul G. Haaga, Jr.	Vice Chairman and Director
(Paul G. Haaga, Jr.)
	R. Clark Hooper*	Director
	Richard G. Newman*	Director
	Frank M. Sanchez*	Director
*By: /s/ Susi M. Silverman
(Susi M. Silverman, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Walter R. Burkley
(Walter R. Burkley)

The Bond Fund of America, Inc. - Page C-

POWER OF ATTORNEY

I, Richard G. Capen, Jr., the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

- The American Funds Income Series - U.S. Government Securities Fund

- The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California

- American High-Income Municipal Bond Fund, Inc.

- American High-Income Trust

- The Bond Fund of America, Inc.

- Capital World Bond Fund, Inc.

- The Cash Management Trust of America

- Intermediate Bond Fund of America

- Limited Term Tax-Exempt Bond Fund of America

- The New Economy Fund

- SMALLCAP World Fund, Inc.

- The Tax-Exempt Bond Fund of America, Inc.

- The Tax-Exempt Money Fund of America

- The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	David A. Pritchett Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Rancho Santa Fe, CA , this 11th  day of July, 2005.
(City, State)

/s/ Richard G. Capen, Jr.
Richard G. Capen, Jr., Board member

POWER OF ATTORNEY

I, H. Frederick Christie, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

- AMCAP Fund, Inc.

- The American Funds Income Series - U.S. Government Securities Fund

- American Funds Insurance Series

- The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California

- American High-Income Municipal Bond Fund, Inc.

- American High-Income Trust

- American Mutual Fund, Inc.

- The Bond Fund of America, Inc.

- Capital Income Builder, Inc.

- Capital World Bond Fund, Inc.

- Capital World Growth and Income Fund, Inc.

- The Cash Management Trust of America

- Intermediate Bond Fund of America

- Limited Term Tax-Exempt Bond Fund of America

- The New Economy Fund

- SMALLCAP World Fund, Inc.

- The Tax-Exempt Bond Fund of America, Inc.

- The Tax-Exempt Money Fund of America

- The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	R. Marcia Gould Sheryl F. Johnson David A. Pritchett Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Palos Verdes, CA , this 10th  day of July, 2005.
(City, State)

/s/ H. Frederick Christie
H. Frederick Christie, Board member

POWER OF ATTORNEY

I, Don R. Conlan, the undersigned Board member of the following registered investment company:

- The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California

- The Bond Fund of America, Inc.

- Capital World Bond Fund, Inc.

- The Cash Management Trust of America

- The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Fund and do hereby constitute and appoint

Vincent P. Corti	R. Marcia Gould
Chad L. Norton	David A. Pritchett
Patrick F. Quan	Susi M. Silverman
Julie F. Williams
Rodney S. Kiemele
Steven I. Koszalka

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA , this 14th  day of August, 2005.
(City, State)

/s/ Don R. Conlan
Don R. Conlan, Board member

POWER OF ATTORNEY

I, Diane C. Creel, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

- The American Funds Income Series - U.S. Government Securities Fund

- The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California

- American High-Income Municipal Bond Fund, Inc.

- American High-Income Trust

- The Bond Fund of America, Inc.

- Capital World Bond Fund, Inc.

- The Cash Management Trust of America

- Intermediate Bond Fund of America

- Limited Term Tax-Exempt Bond Fund of America

- The Tax-Exempt Bond Fund of America, Inc.

- The Tax-Exempt Money Fund of America

- The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Victor, NY , this 7th  day of July, 2005.
(City, State)

/s/ Diane C. Creel
Diane C. Creel, Board member

POWER OF ATTORNEY

I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

- AMCAP Fund, Inc.

- The American Funds Income Series - U.S. Government Securities Fund

- American Funds Insurance Series

- The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California

- American High-Income Municipal Bond Fund, Inc.

- American High-Income Trust

- American Mutual Fund, Inc.

- The Bond Fund of America, Inc.

- Capital World Bond Fund, Inc.

- The Cash Management Trust of America

- Intermediate Bond Fund of America

- The Investment Company of America

- Limited Term Tax-Exempt Bond Fund of America

- The Tax-Exempt Bond Fund of America, Inc.

- The Tax-Exempt Money Fund of America

- The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	R. Marcia Gould Sheryl F. Johnson David A. Pritchett Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Solana Beach, CA , this 5th  day of July, 2005.
(City, State)

/s/ Martin Fenton
Martin Fenton, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

- The American Funds Income Series - U.S. Government Securities Fund

- American Funds Insurance Series

- The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California

- American High-Income Municipal Bond Fund, Inc.

- American High-Income Trust

- The Bond Fund of America, Inc.

- Capital World Bond Fund, Inc.

- The Cash Management Trust of America

- Intermediate Bond Fund of America

- The Investment Company of America

- Limited Term Tax-Exempt Bond Fund of America

- The Tax-Exempt Bond Fund of America, Inc.

- The Tax-Exempt Money Fund of America

- The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	R. Marcia Gould David A. Pritchett Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Rolling Hills, CA , this 12th  day of July, 2005.
(City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

- The American Funds Income Series - U.S. Government Securities Fund

- The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California

- American High-Income Municipal Bond Fund, Inc.

- American High-Income Trust

- The Bond Fund of America, Inc.

- Capital World Bond Fund, Inc.

- The Cash Management Trust of America

- Intermediate Bond Fund of America

- Limited Term Tax-Exempt Bond Fund of America

- The Tax-Exempt Bond Fund of America, Inc.

- The Tax-Exempt Money Fund of America

- The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Bryn Mawr, PA , this 19th  day of July, 2005.
(City, State)

/s/ R. Clark Hooper
R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Richard G. Newman, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

- The American Funds Income Series - U.S. Government Securities Fund

- The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California

- American High-Income Municipal Bond Fund, Inc.

- American High-Income Trust

- The Bond Fund of America, Inc.

- Capital World Bond Fund, Inc.

- The Cash Management Trust of America

- Intermediate Bond Fund of America

- The Investment Company of America

- Limited Term Tax-Exempt Bond Fund of America

- The Tax-Exempt Bond Fund of America, Inc.

- The Tax-Exempt Money Fund of America

- The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA , this 19th  day of July, 2005.
(City, State)

/s/ Richard G. Newman
Richard G. Newman, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

- The American Funds Income Series - U.S. Government Securities Fund

- The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California

- American High-Income Municipal Bond Fund, Inc.

- American High-Income Trust

- The Bond Fund of America, Inc.

- Capital World Bond Fund, Inc.

- The Cash Management Trust of America

- Intermediate Bond Fund of America

- Limited Term Tax-Exempt Bond Fund of America

- The Tax-Exempt Bond Fund of America, Inc.

- The Tax-Exempt Money Fund of America

- The U.S. Treasury Money Fund of America

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA , this 5th  day of July, 2005.
(City, State)

/s/ Frank M. Sanchez
Frank M. Sanchez, Board member